REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Three and the Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three (the “Account”), as of December 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

AB VPS Balanced Hedged Allocation Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
AB VPS International Value Portfolio	Lord Abbett Series Fund –Dividend Growth Portfolio
AB VPS Discovery Value Portfolio (Formerly AB VPS Small/Mid Cap Value Portfolio)	Lord Abbett Series Fund - Bond Debenture Portfolio
AB VPS Sustainable International Thematic Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. Government Securities Fund	MFS® Growth Series
Invesco V.I. High Yield Fund	MFS® Investors Trust Series
Invesco V.I. EQV International Equity Fund	MFS® Total Return Series
Invesco V.I. Diversified Dividend Fund	MFS® Value Series
Invesco V.I. Government Money Market Fund	BlackRock S&P 500 Index V.I. Fund
American Funds Insurance Series® The Bond Fund of America	Invesco V.I. Equity and Income Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Emerging Markets Equity Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® International Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® Global Small Capitalization Fund	Invesco V.I. American Value Fund
Allspring VT Discovery All Cap Growth Fund (Formerly Allspring VT Omega Growth Fund)	Invesco V.I. Equally-Weighted S&P 500 Fund
Fidelity® VIP Equity-Income Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund
Fidelity® VIP Growth Portfolio	Invesco V.I. Capital Appreciation Fund
Fidelity® VIP Contrafund® Portfolio	Invesco V.I. Global Fund
Fidelity® VIP Mid Cap Portfolio	Invesco V.I. Main Street Fund®
Fidelity® VIP Value Strategies Portfolio	Invesco V.I. Main Street Small Cap Fund®
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT Diversified Income Fund
Franklin Income VIP Fund	Putnam VT Global Asset Allocation Fund
Franklin Small-Mid Cap Growth VIP Fund	Putnam VT Large Cap Growth Fund (Formerly Putnam VT Growth Opportunities Fund)
Franklin Small Cap Value VIP Fund	Putnam VT International Value Fund
Franklin Strategic Income VIP Fund	Putnam VT International Equity Fund
Franklin Mutual Shares VIP Fund	Putnam VT Core Equity Fund (Formerly Putnam VT Multi-Cap Core Fund)
Templeton Developing Markets VIP Fund	Putnam VT Sustainable Leaders Fund
Templeton Growth VIP Fund	Putnam VT Small Cap Value Fund
Franklin Mutual Global Discovery VIP Fund	Putnam VT George Putnam Balanced Fund
Templeton Global Bond VIP Fund	Putnam VT Large Cap Value Fund
Hartford Balanced HLS Fund	Invesco V.I. Growth and Income Fund
Hartford Total Return Bond HLS Fund	Invesco V.I. Comstock Fund
Hartford Capital Appreciation HLS Fund	Invesco V.I. American Franchise Fund
Hartford Dividend and Growth HLS Fund	Allspring VT Index Asset Allocation Fund
Hartford Disciplined Equity HLS Fund	Allspring VT International Equity Fund
Hartford International Opportunities HLS Fund	Allspring VT Small Cap Growth Fund

Hartford Ultrashort Bond HLS Fund	Allspring VT Discovery SMID Cap Growth Fund (Formerly Allspring VT Discovery Fund)
Hartford Small Company HLS Fund	Allspring VT Opportunity Fund
Hartford SmallCap Growth HLS Fund	Morgan Stanley VIF Global Infrastructure Portfolio
Hartford Stock HLS Fund	MFS® Core Equity Portfolio
MFS® Massachusetts Investors Growth Stock Portfolio

We have also audited the accompanying statements of assets and liabilities of AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio) and Hartford MidCap HLS Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the accompanying statements of operations, statements of changes in net assets, and financial highlights of Morgan Stanley VIF Core Plus Fixed Income and Morgan Stanley VIF Global Franchise Portfolio for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio)	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Four years in the period ended December 31, 2023 and the period from April 30, 2019 to December 31, 2019
Hartford MidCap HLS Fund	December 31, 2023	Year ended December 31, 2023	Two years in the period ended December 31, 2023	Three years in the period ended December 31, 2023 and the period from September 18, 2020 to December 31, 2020
Morgan Stanley VIF Core Plus Fixed Income	Not Applicable	Period from January 1, 2023 to July 28, 2023	Period from January 1, 2023 to July 28, 2023 and the year ended December 31, 2022	Period from January 1, 2023 to July 28, 2023 and the four years in the period ended December 31, 2022
Morgan Stanley VIF Global Franchise Portfolio	Not Applicable	Period from January 1, 2023 to September 18, 2023	Period from January 1, 2023 to September 18, 2023 and the year ended December 31, 2022	Period from January 1, 2023 to September 18, 2023 and the four years in the period ended December 31, 2022

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Three as of December 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the periods listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2023, by correspondence with the mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Hartford, Connecticut

April 19, 2024

We have served as the auditor of the Talcott Resolution Life and Annuity Insurance Company Separate Account Three since 2002.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	11,660,195	28,799,091	9,379,460	2,006,572	—	—	—	—	—	17,145,888
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	2,256,258	3,992,951	—	24,531,720	40,360,729	—
class S2	—	—	—	—	4,405,088	—	354,057	5,690,956	31,527,512	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	11,660,195	28,799,091	9,379,460	2,006,572	6,661,346	3,992,951	354,057	30,222,676	71,888,241	17,145,888
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	40,751	12,864	5,312	299	1,389	742	31	4,856	15,634	8,733
Other assets	—	—	—	—	1	—	—	—	148	—
Total assets	11,700,946	28,811,955	9,384,772	2,006,871	6,662,736	3,993,693	354,088	30,227,532	71,904,023	17,154,621

Liabilities:
Due to Sponsor Company	40,751	12,864	5,312	299	1,389	742	31	4,856	15,634	8,733
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	3	1	2	2	—	2	—	—	—	1
Total liabilities	40,754	12,865	5,314	301	1,389	744	31	4,856	15,634	8,734

Net assets:
For contract liabilities	$11,660,192	$28,799,090	$9,379,458	$2,006,570	$6,661,347	$3,992,949	$354,057	$30,222,676	$71,888,389	$17,145,887

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	11,660,192	28,799,090	9,379,458	2,006,570	—	—	—	—	—	17,145,887
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	2,256,259	3,992,949	—	24,531,719	40,360,817	—
class S2	—	—	—	—	4,405,088	—	354,057	5,690,957	31,527,572	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$11,660,192	$28,799,090	$9,379,458	$2,006,570	$6,661,347	$3,992,949	$354,057	$30,222,676	$71,888,389	$17,145,887

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	1,351,123	1,957,790	537,813	115,786	—	—	—	—	—	595,757
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	218,630	851,375	—	1,012,035	40,360,729	—
class S2	—	—	—	—	430,605	—	10,578	237,222	31,527,512	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	1,351,123	1,957,790	537,813	115,786	649,235	851,375	10,578	1,249,257	71,888,241	595,757

Cost	$14,361,338	$29,724,899	$9,459,310	$2,334,858	$6,977,602	$4,386,826	$318,136	$25,769,919	$71,888,241	$17,345,031

Deferred contracts in the accumulation period:
Units owned by participants #	594,008	2,668,329	279,027	186,346	723,701	292,538	22,403	1,123,987	7,483,962	1,165,668
Minimum unit fair value #*	$16.288071	$6.111459	$27.286884	$9.005945	$8.078920	$10.064253	$15.197821	$21.754727	$8.399495	$13.757293
Maximum unit fair value #*	$24.074012	$16.088355	$47.436481	$18.624002	$9.601834	$14.341966	$15.936985	$27.390728	$10.271479	$15.081277
Contract liability	$11,561,831	$28,458,908	$9,285,295	$1,997,980	$6,505,595	$3,902,307	$354,057	$29,776,421	$71,091,752	$16,849,900

Contracts in payout (annuitization) period:
Units owned by participants #	4,717	31,498	2,739	771	16,273	6,474	—	16,552	81,429	20,190
Minimum unit fair value #*	$18.937101	$7.289865	$32.024303	$10.258755	$9.240382	$13.453467	$—	$24.882012	$9.387366	$14.438960
Maximum unit fair value #*	$22.435505	$12.284363	$37.583809	$11.781243	$9.601834	$14.159715	$—	$27.390728	$10.271479	$14.792373
Contract liability	$98,361	$340,182	$94,163	$8,590	$155,752	$90,642	$—	$446,255	$796,637	$295,987

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	18,715,773	134,630,741	91,480,409	17,965,317	6,813,251	566,612	—	—	—
class 4	2,145,160	228,135	2,446,646	1,707,747	1,270,564	532,962	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	25,176,343	23,655,662	132,712,474
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	2,145,160	18,943,908	137,077,387	93,188,156	19,235,881	7,346,213	566,612	25,176,343	23,655,662	132,712,474
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	230	3,339	27,538	20,603	3,900	1,175	116	8,837	4,280	94,914
Other assets	—	3	2	—	1	5	2	—	—	—
Total assets	2,145,390	18,947,250	137,104,927	93,208,759	19,239,782	7,347,393	566,730	25,185,180	23,659,942	132,807,388

Liabilities:
Due to Sponsor Company	230	3,339	27,538	20,603	3,900	1,175	116	8,837	4,280	94,914
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	—	—	—	—	—	—	2	—
Total liabilities	231	3,339	27,538	20,603	3,900	1,175	116	8,837	4,282	94,914

Net assets:
For contract liabilities	$2,145,159	$18,943,911	$137,077,389	$93,188,156	$19,235,882	$7,346,218	$566,614	$25,176,343	$23,655,660	$132,712,474

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	18,715,775	134,630,743	91,480,408	17,965,317	6,813,255	566,614	—	—	—
class 4	2,145,159	228,136	2,446,646	1,707,748	1,270,565	532,963	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	25,176,343	23,655,660	132,712,474
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$2,145,159	$18,943,911	$137,077,389	$93,188,156	$19,235,882	$7,346,218	$566,614	$25,176,343	$23,655,660	$132,712,474

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	559,683	1,370,985	1,569,132	1,031,896	389,328	23,718	—	—	—
class 4	229,429	6,896	25,566	29,783	74,172	30,525	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	1,052,963	263,075	2,833,920
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	229,429	566,579	1,396,551	1,598,915	1,106,068	419,853	23,718	1,052,963	263,075	2,833,920

Cost	$2,453,223	$15,529,211	$105,372,869	$72,516,887	$19,368,191	$7,997,975	$600,564	$23,884,003	$19,469,536	$99,813,354

Deferred contracts in the accumulation period:
Units owned by participants #	212,925	530,087	2,931,133	2,288,719	1,155,374	271,650	12,766	892,109	425,076	2,934,619
Minimum unit fair value #*	$9.931331	$5.412091	$6.536003	$4.434534	$2.632914	$3.964128	$38.083129	$22.993730	$46.586474	$33.635936
Maximum unit fair value #*	$10.124707	$50.709608	$66.601092	$45.721867	$23.829198	$40.117653	$46.595382	$40.901283	$76.958177	$55.920041
Contract liability	$2,145,159	$18,778,119	$135,154,603	$92,041,836	$19,001,929	$7,279,363	$565,707	$24,868,158	$23,569,523	$131,674,558

Contracts in payout (annuitization) period:
Units owned by participants #	—	3,712	36,402	25,543	13,620	1,897	19	10,896	1,512	23,057
Minimum unit fair value #*	$—	$35.198430	$23.295757	$41.664197	$10.901003	$28.502534	$46.595382	$26.734388	$54.163766	$35.332107
Maximum unit fair value #*	$—	$50.709608	$66.601092	$45.721867	$23.829198	$40.117653	$46.595382	$31.674495	$63.569172	$51.114669
Contract liability	$—	$165,792	$1,922,786	$1,146,320	$233,953	$66,855	$907	$308,185	$86,137	$1,037,916

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$15,506,736	$—	$3,066,017	$—
class 2	—	—	—	—	13,353,931	—	—	21,539,218	—	4,279,131
class 4	—	—	—	1,016,901	—	386,867	—	915,266	—	233,384
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	31,671,997	4,901,394	4,437,902	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	31,671,997	4,901,394	4,437,902	1,016,901	13,353,931	386,867	15,506,736	22,454,484	3,066,017	4,512,515
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	7,269	863	1,093	94	2,587	33	2,998	4,320	497	693
Other assets	—	—	1	1	—	—	3	—	—	1
Total assets	31,679,266	4,902,257	4,438,996	1,016,996	13,356,518	386,900	15,509,737	22,458,804	3,066,514	4,513,209

Liabilities:
Due to Sponsor Company	7,269	863	1,093	94	2,587	33	2,998	4,320	497	693
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	5	2	—	—	1	1	—	1	—	—
Total liabilities	7,274	865	1,093	94	2,588	34	2,998	4,321	497	693

Net assets:
For contract liabilities	$31,671,992	$4,901,392	$4,437,903	$1,016,902	$13,353,930	$386,866	$15,506,739	$22,454,483	$3,066,017	$4,512,516

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$15,506,739	$—	$3,066,017	$—
class 2	—	—	—	—	13,353,930	—	—	21,539,217	—	4,279,132
class 4	—	—	—	1,016,902	—	386,866	—	915,266	—	233,384
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	31,671,992	4,901,392	4,437,903	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$31,671,992	$4,901,392	$4,437,903	$1,016,902	$13,353,930	$386,866	$15,506,739	$22,454,483	$3,066,017	$4,512,516

Shares:
class 1	—	—	—	—	—	—	1,651,410	—	369,400	—
class 2	—	—	—	—	1,002,547	—	—	1,405,037	—	356,892
class 4	—	—	—	69,318	—	27,872	—	58,935	—	19,145
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	913,001	292,621	277,716	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	913,001	292,621	277,716	69,318	1,002,547	27,872	1,651,410	1,463,972	369,400	376,037

Cost	$30,190,208	$4,236,856	$3,699,966	$996,486	$15,959,241	$401,612	$18,040,474	$23,906,195	$3,245,364	$4,309,240

Deferred contracts in the accumulation period:
Units owned by participants #	879,087	139,987	122,255	50,381	493,068	12,857	812,041	850,897	139,121	276,201
Minimum unit fair value #*	$26.453394	$28.525875	$29.445089	$19.251204	$3.833178	$28.875989	$2.227529	$2.691512	$3.286986	$2.035137
Maximum unit fair value #*	$44.547940	$55.132323	$58.707582	$20.187913	$43.208059	$30.281326	$23.913183	$30.975391	$25.758175	$21.208643
Contract liability	$31,443,472	$4,848,652	$4,329,020	$996,812	$13,236,369	$386,866	$15,208,328	$22,098,944	$3,054,106	$4,383,914

Contracts in payout (annuitization) period:
Units owned by participants #	6,374	1,554	3,017	995	3,788	—	13,210	11,943	504	6,576
Minimum unit fair value #*	$34.510033	$33.166919	$36.091025	$20.187913	$24.190912	$—	$21.791236	$19.681118	$22.608887	$15.393042
Maximum unit fair value #*	$40.886884	$36.101840	$36.091025	$20.187913	$43.070653	$—	$23.913183	$30.975391	$25.758175	$21.208643
Contract liability	$228,520	$52,740	$108,883	$20,090	$117,561	$—	$298,411	$355,539	$11,911	$128,602

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	93,962	298,082	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	24,344,251	243,077,444	41,064,090	173,117,403	157,405,056	51,744,275	7,587,329	56,690,414
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	93,962	298,082	24,344,251	243,077,444	41,064,090	173,117,403	157,405,056	51,744,275	7,587,329	56,690,414
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	8	26	50,310	63,713	5,815	108,493	91,320	20,858	3,134	31,050
Other assets	1	1	2	14	—	—	—	—	1	11
Total assets	93,971	298,109	24,394,563	243,141,171	41,069,905	173,225,896	157,496,376	51,765,133	7,590,464	56,721,475

Liabilities:
Due to Sponsor Company	8	26	50,310	63,713	5,815	108,493	91,320	20,858	3,134	31,050
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	1	4	2	1	—	—
Total liabilities	8	26	50,310	63,713	5,816	108,497	91,322	20,859	3,134	31,050

Net assets:
For contract liabilities	$93,963	$298,083	$24,344,253	$243,077,458	$41,064,089	$173,117,399	$157,405,054	$51,744,274	$7,587,330	$56,690,425

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	93,963	298,083	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	24,344,253	243,077,458	41,064,089	173,117,399	157,405,054	51,744,274	7,587,330	56,690,425
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$93,963	$298,083	$24,344,253	$243,077,458	$41,064,089	$173,117,399	$157,405,054	$51,744,274	$7,587,330	$56,690,425

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	4,951	22,702	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	846,462	25,399,942	891,728	7,649,907	8,345,973	3,419,979	277,416	5,482,632
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	4,951	22,702	846,462	25,399,942	891,728	7,649,907	8,345,973	3,419,979	277,416	5,482,632

Cost	$89,033	$361,495	$23,330,589	$282,139,762	$39,428,382	$169,084,185	$129,741,175	$48,992,838	$9,221,584	$55,248,913

Deferred contracts in the accumulation period:
Units owned by participants #	4,219	23,277	6,218,246	82,484,911	1,177,181	24,773,326	26,368,283	17,393,009	688,802	43,604,035
Minimum unit fair value #*	$21.244054	$11.846118	$2.383726	$1.660779	$28.855488	$4.269445	$3.701813	$1.957175	$10.527675	$0.814060
Maximum unit fair value #*	$22.277771	$12.422552	$34.812662	$16.617143	$50.111122	$48.424088	$59.085899	$24.873360	$11.227349	$10.030509
Contract liability	$93,963	$285,590	$24,098,608	$240,995,547	$40,693,010	$171,079,380	$155,781,414	$51,393,082	$7,495,769	$55,975,443

Contracts in payout (annuitization) period:
Units owned by participants #	—	1,006	61,171	736,887	10,304	257,766	334,400	116,121	8,251	511,061
Minimum unit fair value #*	$—	$12.422552	$3.007728	$1.854821	$30.259659	$5.007406	$4.643868	$2.273927	$10.908782	$1.053343
Maximum unit fair value #*	$—	$12.422552	$11.955310	$14.424874	$39.719430	$33.324157	$5.114998	$4.102867	$11.227349	$1.806830
Contract liability	$—	$12,493	$245,645	$2,081,911	$371,079	$2,038,019	$1,623,640	$351,192	$91,561	$714,982

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	16,813,456	11,661,804	10,544,181	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	5,004,501	4,469,174	34,375,291
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	207,964
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	16,136,615	8,402,143	22,196,557	49,052,799	—	—	—
Total investments	16,813,456	11,661,804	10,544,181	16,136,615	8,402,143	22,196,557	49,052,799	5,004,501	4,469,174	34,583,255
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	2,764	8,519	1,527	2,436	887	3,473	8,103	766	769	9,345
Other assets	—	—	—	2	—	—	—	—	—	—
Total assets	16,816,220	11,670,323	10,545,708	16,139,053	8,403,030	22,200,030	49,060,902	5,005,267	4,469,943	34,592,600

Liabilities:
Due to Sponsor Company	2,764	8,519	1,527	2,436	887	3,473	8,103	766	769	9,345
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	3	6	—	—	1	2	1	—	2
Total liabilities	2,765	8,522	1,533	2,436	887	3,474	8,105	767	769	9,347

Net assets:
For contract liabilities	$16,813,455	$11,661,801	$10,544,175	$16,136,617	$8,402,143	$22,196,556	$49,052,797	$5,004,500	$4,469,174	$34,583,253

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	16,813,455	11,661,801	10,544,175	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	5,004,500	4,469,174	34,375,288
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	207,965
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	16,136,617	8,402,143	22,196,556	49,052,797	—	—	—
Total contract liabilities	$16,813,455	$11,661,801	$10,544,175	$16,136,617	$8,402,143	$22,196,556	$49,052,797	$5,004,500	$4,469,174	$34,583,253

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	1,062,126	453,590	109,063	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	83,007	124,178	1,477,872
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	9,169
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	961,085	518,331	2,150,829	1,360,311	—	—	—
Total shares	1,062,126	453,590	109,063	961,085	518,331	2,150,829	1,360,311	83,007	124,178	1,487,041

Cost	$20,397,893	$12,357,858	$8,395,418	$16,012,928	$8,087,418	$25,480,579	$43,709,615	$4,287,307	$3,485,027	$33,106,338

Deferred contracts in the accumulation period:
Units owned by participants #	2,815,648	2,222,140	2,125,162	518,246	216,153	1,095,892	1,862,155	157,551	145,301	1,281,180
Minimum unit fair value #*	$4.243128	$3.668286	$2.930317	$25.078491	$30.847303	$16.436815	$21.496692	$5.965556	$4.175054	$2.769969
Maximum unit fair value #*	$45.812213	$54.246960	$48.748879	$35.129977	$44.695534	$22.682493	$35.028751	$59.291386	$40.228236	$30.442337
Contract liability	$16,656,762	$11,567,565	$10,494,494	$15,929,911	$8,270,790	$21,928,097	$48,650,106	$4,849,284	$4,453,773	$33,897,434

Contracts in payout (annuitization) period:
Units owned by participants #	25,595	20,651	6,714	6,860	3,383	13,224	15,383	4,430	503	22,878
Minimum unit fair value #*	$4.818830	$4.187215	$3.575242	$28.883414	$35.527321	$19.109867	$22.461671	$28.865080	$30.230402	$27.740785
Maximum unit fair value #*	$7.127972	$5.005793	$20.242459	$34.218665	$42.089333	$22.639803	$29.332036	$44.150326	$32.600363	$30.442337
Contract liability	$156,693	$94,236	$49,681	$206,706	$131,353	$268,459	$402,691	$155,216	$15,401	$685,819

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund	Invesco V.I. Discovery Mid Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	18,819,605	—	1,254,189	2,119,977	47,230,959	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	7,182,566	16,918,889	6,779,380	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	7,876,358	—	—	—	—	14,258,309	18,149,646	—
class S2	—	—	5,440,280	—	—	—	—	4,863,408	21,255,467	4,409,526
class SRV	753,552	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	753,552	18,819,605	13,316,638	1,254,189	9,302,543	64,149,848	6,779,380	19,121,717	39,405,113	4,409,526
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	66	2,846	3,430	205	6,277	9,889	840	3,158	5,970	804
Other assets	—	—	—	1	—	—	—	1	—	—
Total assets	753,618	18,822,451	13,320,068	1,254,395	9,308,820	64,159,737	6,780,220	19,124,876	39,411,083	4,410,330

Liabilities:
Due to Sponsor Company	66	2,846	3,430	205	6,277	9,889	840	3,158	5,970	804
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	1	2	2	—	2	3
Total liabilities	66	2,846	3,430	205	6,278	9,891	842	3,158	5,972	807

Net assets:
For contract liabilities	$753,552	$18,819,605	$13,316,638	$1,254,190	$9,302,542	$64,149,846	$6,779,378	$19,121,718	$39,405,111	$4,409,523

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	18,819,605	—	1,254,190	2,119,978	47,230,956	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	7,182,564	16,918,890	6,779,378	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	7,876,356	—	—	—	—	14,258,311	18,149,645	—
class S2	—	—	5,440,282	—	—	—	—	4,863,407	21,255,466	4,409,523
class SRV	753,552	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$753,552	$18,819,605	$13,316,638	$1,254,190	$9,302,542	$64,149,846	$6,779,378	$19,121,718	$39,405,111	$4,409,523

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	635,797	—	228,034	164,339	3,537,899	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	558,955	1,670,177	1,673,921	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	477,935	—	—	—	—	1,019,907	692,206	—
class S2	—	—	332,535	—	—	—	—	354,218	844,476	81,643
class SRV	36,386	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	36,386	635,797	810,470	228,034	723,294	5,208,076	1,673,921	1,374,125	1,536,682	81,643

Cost	$613,580	$16,485,981	$12,953,161	$1,650,819	$10,603,448	$105,222,761	$14,814,409	$20,497,472	$29,154,493	$5,474,701

Deferred contracts in the accumulation period:
Units owned by participants #	25,790	1,103,757	517,006	56,903	505,954	1,840,147	158,329	454,919	728,565	150,496
Minimum unit fair value #*	$28.154132	$15.856676	$20.117104	$2.502761	$2.970136	$29.365454	$34.692533	$4.076355	$5.309587	$12.019661
Maximum unit fair value #*	$29.523514	$17.794309	$33.950443	$30.998234	$25.914868	$35.473001	$52.937173	$52.173849	$127.482385	$54.865904
Contract liability	$753,552	$18,705,080	$13,041,877	$1,247,322	$9,223,635	$63,137,184	$6,739,454	$18,876,376	$38,863,090	$4,402,682

Contracts in payout (annuitization) period:
Units owned by participants #	—	6,687	11,368	254	4,039	29,030	918	5,756	7,421	224
Minimum unit fair value #*	$—	$16.922210	$22.570982	$26.552881	$17.635685	$32.791976	$40.334472	$32.888856	$5.309587	$30.383121
Maximum unit fair value #*	$—	$17.378448	$33.950443	$29.891510	$25.914868	$35.473001	$43.902057	$50.311209	$127.482385	$33.070307
Contract liability	$—	$114,525	$274,761	$6,868	$78,907	$1,012,662	$39,924	$245,342	$542,021	$6,841

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Core Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account (5)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	10,441,370	2,807,892	6,841,320	7,037,551	19,591,922	13,122,272
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	18,547,613	62,646,826	4,254,268	27,173,715	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	18,547,613	62,646,826	4,254,268	27,173,715	10,441,370	2,807,892	6,841,320	7,037,551	19,591,922	13,122,272
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	6,015	13,910	857	9,855	6,283	560	1,007	1,035	8,900	2,236
Other assets	1	—	2	1	3	—	—	—	1	1
Total assets	18,553,629	62,660,736	4,255,127	27,183,571	10,447,656	2,808,452	6,842,327	7,038,586	19,600,823	13,124,509

Liabilities:
Due to Sponsor Company	6,015	13,910	857	9,855	6,283	560	1,007	1,035	8,900	2,236
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	—	—	—	—	1	1	—	—
Total liabilities	6,015	13,911	857	9,855	6,283	560	1,008	1,036	8,900	2,236

Net assets:
For contract liabilities	$18,547,614	$62,646,825	$4,254,270	$27,173,716	$10,441,373	$2,807,892	$6,841,319	$7,037,550	$19,591,923	$13,122,273

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	10,441,373	2,807,892	6,841,319	7,037,550	19,591,923	13,122,273
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	18,547,614	62,646,825	4,254,270	27,173,716	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$18,547,614	$62,646,825	$4,254,270	$27,173,716	$10,441,373	$2,807,892	$6,841,319	$7,037,550	$19,591,923	$13,122,273

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	2,245,456	157,217	507,516	598,431	1,283,034	696,881
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	415,493	1,764,699	239,407	1,033,221	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	415,493	1,764,699	239,407	1,033,221	2,245,456	157,217	507,516	598,431	1,283,034	696,881

Cost	$18,841,655	$62,699,894	$5,076,277	$22,738,633	$13,676,404	$2,622,222	$5,796,762	$5,837,259	$18,678,141	$11,549,598

Deferred contracts in the accumulation period:
Units owned by participants #	507,291	1,882,128	127,609	720,522	514,407	72,271	232,867	648,937	923,416	408,536
Minimum unit fair value #*	$30.107115	$20.709220	$27.755406	$30.745419	$13.431024	$19.897351	$27.598303	$9.072227	$9.945757	$21.347833
Maximum unit fair value #*	$54.591718	$42.417248	$41.965082	$53.877429	$27.140190	$88.697468	$31.274360	$19.162415	$33.896567	$53.303375
Contract liability	$18,355,553	$62,131,110	$4,250,075	$26,876,383	$10,384,419	$2,791,127	$6,831,547	$6,991,539	$19,396,310	$13,014,354

Contracts in payout (annuitization) period:
Units owned by participants #	5,311	15,613	117	7,973	2,299	201	333	4,336	6,603	3,226
Minimum unit fair value #*	$34.675213	$31.478042	$35.758484	$35.409894	$22.740434	$74.318327	$29.323323	$10.250734	$12.241057	$23.918574
Maximum unit fair value #*	$38.099572	$37.292993	$35.758484	$41.950511	$27.140190	$88.697468	$30.340565	$11.868748	$33.896567	$38.080668
Contract liability	$192,061	$515,715	$4,195	$297,333	$56,954	$16,765	$9,772	$46,011	$195,613	$107,919

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2023

	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	214,495	19,338	491,132
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	9,389,531	15,408,807	3,534,153	13,997,991	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	5,734,858	—	—	—	—	—
class S2	—	—	—	—	30,112,364	37,440,335	1,103,800	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	9,389,531	15,408,807	3,534,153	13,997,991	35,847,222	37,440,335	1,103,800	214,495	19,338	491,132
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	1,368	5,082	483	2,342	6,005	11,991	193	32	2	84
Other assets	2	2	—	—	—	1	—	2	—	1
Total assets	9,390,901	15,413,891	3,534,636	14,000,333	35,853,227	37,452,327	1,103,993	214,529	19,340	491,217

Liabilities:
Due to Sponsor Company	1,368	5,082	483	2,342	6,005	11,991	193	32	2	84
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	3	1	—	—	—	—	—
Total liabilities	1,368	5,082	483	2,345	6,006	11,991	193	32	2	84

Net assets:
For contract liabilities	$9,389,533	$15,408,809	$3,534,153	$13,997,988	$35,847,221	$37,440,336	$1,103,800	$214,497	$19,338	$491,133

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	214,497	19,338	491,133
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	9,389,533	15,408,809	3,534,153	13,997,988	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	5,734,857	—	—	—	—	—
class S2	—	—	—	—	30,112,364	37,440,336	1,103,800	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$9,389,533	$15,408,809	$3,534,153	$13,997,988	$35,847,221	$37,440,336	$1,103,800	$214,497	$19,338	$491,133

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	11,483	9,866	62,485
class 4	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	237,109	1,348,102	258,723	485,704	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	304,075	—	—	—	—	—
class S2	—	—	—	—	1,595,780	1,912,172	20,744	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	237,109	1,348,102	258,723	485,704	1,899,855	1,912,172	20,744	11,483	9,866	62,485

Cost	$7,874,639	$15,604,458	$3,068,833	$11,027,599	$36,146,163	$31,164,217	$1,104,620	$192,752	$24,691	$590,029

Deferred contracts in the accumulation period:
Units owned by participants #	182,244	281,282	128,384	272,739	906,885	879,113	22,206	66,110	1,154	115,415
Minimum unit fair value #*	$43.243834	$39.533648	$20.449269	$42.999259	$3.756620	$35.400481	$42.444391	$2.691677	$16.760793	$3.595410
Maximum unit fair value #*	$55.720208	$69.301939	$34.004263	$57.278787	$46.339756	$50.341058	$59.399654	$30.469056	$16.760793	$42.972595
Contract liability	$9,318,100	$15,263,166	$3,467,765	$13,863,956	$35,387,334	$37,114,292	$1,103,773	$214,497	$19,338	$487,547

Contracts in payout (annuitization) period:
Units owned by participants #	1,387	2,365	2,602	2,518	10,924	7,135	1	—	—	812
Minimum unit fair value #*	$49.415926	$58.066304	$25.075141	$50.004151	$38.507256	$41.723076	$50.025286	$—	$—	$4.416647
Maximum unit fair value #*	$55.720208	$69.301939	$29.926809	$57.278787	$46.339756	$50.341058	$50.025286	$—	$—	$4.416647
Contract liability	$71,433	$145,643	$66,388	$134,032	$459,887	$326,044	$27	$—	$—	$3,586

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2023

	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account (6)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—
class 2	101,974	23,411	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	4,425,762	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	2,018,483	—	—
class INIT	—	—	—	4,102,711	2,917,904
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
Total investments	101,974	23,411	6,444,245	4,102,711	2,917,904
Due from Sponsor Company	—	—	—	—	—
Receivable for fund shares sold	10	2	1,604	671	463
Other assets	—	—	—	—	2
Total assets	101,984	23,413	6,445,849	4,103,382	2,918,369

Liabilities:
Due to Sponsor Company	10	2	1,604	671	463
Payable for fund shares purchased	—	—	—	—	—
Other liabilities	1	1	1	4	—
Total liabilities	11	3	1,605	675	463

Net assets:
For contract liabilities	$101,973	$23,410	$6,444,244	$4,102,707	$2,917,906

Contract Liabilities:
class 1	$—	$—	$—	$—	$—
class 2	101,973	23,410	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	4,425,762	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	2,018,482	—	—
class INIT	—	—	—	4,102,707	2,917,906
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
Total contract liabilities	$101,973	$23,410	$6,444,244	$4,102,707	$2,917,906

Shares:
class 1	—	—	—	—	—
class 2	4,984	901	—	—	—
class 4	—	—	—	—	—
class B	—	—	—	—	—
class I	—	—	724,347	—	—
class IA	—	—	—	—	—
class IB	—	—	—	—	—
class II	—	—	334,186	—	—
class INIT	—	—	—	148,273	128,940
class S1	—	—	—	—	—
class S2	—	—	—	—	—
class SRV	—	—	—	—	—
class SRV2	—	—	—	—	—
class VC	—	—	—	—	—
Total shares	4,984	901	1,058,533	148,273	128,940

Cost	$118,508	$21,476	$8,042,129	$3,673,741	$2,638,221

Deferred contracts in the accumulation period:
Units owned by participants #	2,180	533	445,124	175,235	112,252
Minimum unit fair value #*	$39.686318	$40.195353	$12.343532	$21.607006	$23.696069
Maximum unit fair value #*	$47.347504	$44.108468	$14.766236	$24.809699	$26.967085
Contract liability	$101,973	$23,410	$6,336,331	$4,086,312	$2,884,836

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	7,484	673	1,238
Minimum unit fair value #*	$—	$—	$13.971020	$24.371170	$26.022134
Maximum unit fair value #*	$—	$—	$14.766236	$24.371170	$26.967085
Contract liability	$—	$—	$107,913	$16,395	$33,070

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(5) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(6) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)

Investment income:
Dividends	$102,241	$197,228	$74,371	$—	$144,244	$209,304	$—	$577,157	$2,993,331	$224,947

Expenses:
Administrative charges	(21,196)	(52,739)	(16,984)	—	—	—	—	—	—	—
Mortality and expense risk charges	(149,608)	(411,098)	(124,983)	(30,488)	(106,908)	(69,941)	(3,594)	(457,096)	(1,053,496)	(281,771)
Total expenses	(170,804)	(463,837)	(141,967)	(30,488)	(106,908)	(69,941)	(3,594)	(457,096)	(1,053,496)	(281,771)
Net investment income (loss)	(68,563)	(266,609)	(67,596)	(30,488)	37,336	139,363	(3,594)	120,061	1,939,835	(56,824)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(457,034)	(690,402)	(143,492)	(81,571)	(144,473)	(91,558)	1,776	946,654	—	(185,978)
Net realized gain distributions	585,814	—	781,925	76,101	—	—	254	2,438,807	—	1,420,903
Change in unrealized appreciation (depreciation) during the period	1,145,389	4,633,526	718,008	243,178	299,946	253,956	58,267	(1,384,522)	—	440,958
Net gain (loss) on investments	1,274,169	3,943,124	1,356,441	237,708	155,473	162,398	60,297	2,000,939	—	1,675,883
Net increase (decrease) in net assets resulting from operations	$1,205,606	$3,676,515	$1,288,845	$207,220	$192,809	$301,761	$56,703	$2,121,000	$1,939,835	$1,619,059

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$68,598	$160,440	$445,797	$1,180,927	$241,583	$17,221	$—	$422,934	$796	$317,643

Expenses:
Administrative charges	—	(20,848)	(140,187)	(98,527)	(19,747)	(7,380)	—	(45,256)	(37,979)	(234,769)
Mortality and expense risk charges	(22,176)	(333,508)	(2,372,851)	(1,619,615)	(343,949)	(127,845)	(8,552)	(350,343)	(296,971)	(1,671,789)
Total expenses	(22,176)	(354,356)	(2,513,038)	(1,718,142)	(363,696)	(135,225)	(8,552)	(395,599)	(334,950)	(1,906,558)
Net investment income (loss)	46,422	(193,916)	(2,067,241)	(537,215)	(122,113)	(118,004)	(8,552)	27,335	(334,154)	(1,588,915)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(48,348)	400,795	3,084,302	2,196,091	(213,788)	(171,065)	(24,565)	109,148	319,109	3,971,661
Net realized gain distributions	—	1,380,442	7,171,690	4,655,748	—	93,396	58,516	725,751	1,025,310	4,571,852
Change in unrealized appreciation (depreciation) during the period	80,169	1,734,256	30,242,205	12,392,781	2,814,214	1,132,374	127,440	1,197,062	5,009,579	27,146,455
Net gain (loss) on investments	31,821	3,515,493	40,498,197	19,244,620	2,600,426	1,054,705	161,391	2,031,961	6,353,998	35,689,968
Net increase (decrease) in net assets resulting from operations	$78,243	$3,321,577	$38,430,956	$18,707,405	$2,478,313	$936,701	$152,839	$2,059,296	$6,019,844	$34,101,053

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$116,789	$41,665	$4,892	$51,230	$—	$1,645	$710,844	$405,680	$73,081	$147,758

Expenses:
Administrative charges	(53,668)	(9,844)	—	—	(14,461)	—	(16,821)	(23,453)	(3,400)	(5,115)
Mortality and expense risk charges	(423,430)	(78,159)	(62,624)	(11,389)	(226,126)	(3,776)	(287,132)	(412,984)	(58,919)	(77,479)
Total expenses	(477,098)	(88,003)	(62,624)	(11,389)	(240,587)	(3,776)	(303,953)	(436,437)	(62,319)	(82,594)
Net investment income (loss)	(360,309)	(46,338)	(57,732)	39,841	(240,587)	(2,131)	406,891	(30,757)	10,762	65,164

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(23,293)	(19,759)	45,804	2,268	(755,321)	(8,424)	(523,700)	(208,731)	(65,232)	(30,801)
Net realized gain distributions	873,931	179,686	211,231	63,122	—	20,797	—	1,871,277	2,366	—
Change in unrealized appreciation (depreciation) during the period	3,311,183	675,014	775,391	(32,154)	3,684,533	32,440	1,048,164	703,625	365,907	730,748
Net gain (loss) on investments	4,161,821	834,941	1,032,426	33,236	2,929,212	44,813	524,464	2,366,171	303,041	699,947
Net increase (decrease) in net assets resulting from operations	$3,801,512	$788,603	$974,694	$73,077	$2,688,625	$42,682	$931,355	$2,335,414	$313,803	$765,111

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$2,089	$—	$439,244	$8,384,640	$338,606	$2,598,551	$1,235,780	$602,207	$3,177	$753,935

Expenses:
Administrative charges	—	—	(41,616)	(462,215)	—	(308,308)	(272,316)	(94,137)	—	(110,856)
Mortality and expense risk charges	(909)	(3,250)	(343,709)	(3,019,924)	(620,705)	(2,252,070)	(2,154,645)	(685,712)	(122,138)	(811,806)
Total expenses	(909)	(3,250)	(385,325)	(3,482,139)	(620,705)	(2,560,378)	(2,426,961)	(779,849)	(122,138)	(922,662)
Net investment income (loss)	1,180	(3,250)	53,919	4,902,501	(282,099)	38,173	(1,191,181)	(177,642)	(118,961)	(168,727)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	52	(34,909)	(19,188)	(8,286,985)	(247,298)	137,053	2,585,237	37,405	(355,287)	89,026
Net realized gain distributions	4,815	—	677,558	—	682,447	14,791,761	983,492	—	527,742	—
Change in unrealized appreciation (depreciation) during the period	9,636	46,007	2,200,128	16,033,663	6,574,817	5,062,198	24,789,804	5,157,705	863,672	2,122,742
Net gain (loss) on investments	14,503	11,098	2,858,498	7,746,678	7,009,966	19,991,012	28,358,533	5,195,110	1,036,127	2,211,768
Net increase (decrease) in net assets resulting from operations	$15,683	$7,848	$2,912,417	$12,649,179	$6,727,867	$20,029,185	$27,167,352	$5,017,468	$917,166	$2,043,041

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$135,252	$90,524	$65,704	$1,113,088	$443,365	$—	$31,653	$687,041

Expenses:
Administrative charges	—	(20,684)	(19,225)	(31,905)	(16,033)	(42,018)	(93,455)	(5,834)	(4,899)	(39,801)
Mortality and expense risk charges	(245,699)	(159,265)	(168,358)	(186,699)	(91,673)	(286,156)	(598,763)	(78,069)	(80,955)	(615,793)
Total expenses	(245,699)	(179,949)	(187,583)	(218,604)	(107,706)	(328,174)	(692,218)	(83,903)	(85,854)	(655,594)
Net investment income (loss)	(245,699)	(179,949)	(52,331)	(128,080)	(42,002)	784,914	(248,853)	(83,903)	(54,201)	31,447

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,180,801)	(305,327)	339,681	(170,978)	(4,389)	(604,272)	486,119	69,134	127,486	105,767
Net realized gain distributions	—	—	513,206	461,189	460,672	—	965,889	346,497	243,596	1,432,611
Change in unrealized appreciation (depreciation) during the period	3,786,765	2,225,361	(210,650)	1,820,845	739,365	892,901	4,122,970	949,676	344,044	1,134,937
Net gain (loss) on investments	2,605,964	1,920,034	642,237	2,111,056	1,195,648	288,629	5,574,978	1,365,307	715,126	2,673,315
Net increase (decrease) in net assets resulting from operations	$2,360,265	$1,740,085	$589,906	$1,982,976	$1,153,646	$1,073,543	$5,326,125	$1,281,404	$660,925	$2,704,762

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$10,324	$236,284	$249,300	$882,795	$118,152	$143,281	$—	$—	$104,178	$479,274

Expenses:
Administrative charges	—	—	(6,397)	(13,218)	(1,438)	(13,394)	—	(10,814)	(25,683)	(47,238)
Mortality and expense risk charges	(7,814)	(269,396)	(220,122)	(215,930)	(25,342)	(148,087)	(882,238)	(72,963)	(285,505)	(633,360)
Total expenses	(7,814)	(269,396)	(226,519)	(229,148)	(26,780)	(161,481)	(882,238)	(83,777)	(311,188)	(680,598)
Net investment income (loss)	2,510	(33,112)	22,781	653,647	91,372	(18,200)	(882,238)	(83,777)	(207,010)	(201,324)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	36,584	179,434	35,867	(5,946,721)	(173,950)	(259,064)	(10,051,198)	(1,460,765)	(146,694)	1,530,612
Net realized gain distributions	51,748	693,225	691,417	—	—	159,212	—	—	3,827,285	2,813,830
Change in unrealized appreciation (depreciation) during the period	(43,049)	2,877,416	350,797	5,645,968	196,269	982,789	32,724,689	3,630,451	(1,152,073)	83,078
Net gain (loss) on investments	45,283	3,750,075	1,078,081	(300,753)	22,319	882,937	22,673,491	2,169,686	2,528,518	4,427,520
Net increase (decrease) in net assets resulting from operations	$47,793	$3,716,963	$1,100,862	$352,894	$113,691	$864,737	$21,791,253	$2,085,909	$2,321,508	$4,226,196

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund
	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Investment income:
Dividends	$28,220	$—	$—	$—	$19,801	$240,100	$639,581	$42,181	$—	$107,437

Expenses:
Administrative charges	(4,056)	(6,851)	(31,817)	(113,802)	(5,724)	(45,307)	(16,775)	(4,962)	—	—
Mortality and expense risk charges	(76,634)	(63,282)	(249,842)	(774,785)	(56,454)	(375,460)	(138,078)	(38,284)	(72,894)	(99,741)
Total expenses	(80,690)	(70,133)	(281,659)	(888,587)	(62,178)	(420,767)	(154,853)	(43,246)	(72,894)	(99,741)
Net investment income (loss)	(52,470)	(70,133)	(281,659)	(888,587)	(42,377)	(180,667)	484,728	(1,065)	(72,894)	7,696

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(1,185,344)	(253,122)	(686,800)	(580,308)	(202,457)	362,451	(600,614)	(9,055)	30,147	236,615
Net realized gain distributions	296,222	—	—	6,953,568	282,719	—	—	—	60,868	—
Change in unrealized appreciation (depreciation) during the period	1,391,171	774,326	5,969,037	11,438,036	755,759	3,730,418	442,377	407,468	1,667,793	847,332
Net gain (loss) on investments	502,049	521,204	5,282,237	17,811,296	836,021	4,092,869	(158,237)	398,413	1,758,808	1,083,947
Net increase (decrease) in net assets resulting from operations	$449,579	$451,071	$5,000,578	$16,922,709	$793,644	$3,912,202	$326,491	$397,348	$1,685,914	$1,091,643

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2023

	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$6,951	$56,918	$52,275	$22,310	$43,407	$276,740	$473,682	$591,667	$—	$1,923

Expenses:
Administrative charges	(34,191)	(21,051)	—	(25,520)	(5,884)	—	(53,955)	(59,787)	(970)	(373)
Mortality and expense risk charges	(282,880)	(154,551)	(132,129)	(209,874)	(45,207)	(204,968)	(525,464)	(607,057)	(19,486)	(3,206)
Total expenses	(317,071)	(175,602)	(132,129)	(235,394)	(51,091)	(204,968)	(579,419)	(666,844)	(20,456)	(3,579)
Net investment income (loss)	(310,120)	(118,684)	(79,854)	(213,084)	(7,684)	71,772	(105,737)	(75,177)	(20,456)	(1,656)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(222,439)	61,396	183,055	(514,513)	14,896	396,580	34,581	1,531,906	(10,534)	(46)
Net realized gain distributions	—	1,020,820	320,430	1,717,898	—	775,747	4,471,493	4,261,022	23,786	6,224
Change in unrealized appreciation (depreciation) during the period	3,496,561	1,681,252	1,658,185	1,872,857	562,682	532,347	(848,646)	(2,096,695)	313,998	23,024
Net gain (loss) on investments	3,274,122	2,763,468	2,161,670	3,076,242	577,578	1,704,674	3,657,428	3,696,233	327,250	29,202
Net increase (decrease) in net assets resulting from operations	$2,964,002	$2,644,784	$2,081,816	$2,863,158	$569,894	$1,776,446	$3,551,691	$3,621,056	$306,794	$27,546

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2023

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$264	$—	$—	$—	$165,341	$19,849	$8,215

Expenses:
Administrative charges	—	(980)	—	—	—	—	—
Mortality and expense risk charges	(218)	(6,629)	(1,251)	(254)	(107,557)	(70,664)	(51,650)
Total expenses	(218)	(7,609)	(1,251)	(254)	(107,557)	(70,664)	(51,650)
Net investment income (loss)	46	(7,609)	(1,251)	(254)	57,784	(50,815)	(43,435)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(2,160)	(27,029)	(5,078)	18	(317,664)	23,802	10,756
Net realized gain distributions	—	—	—	1,853	945,414	177,039	142,129
Change in unrealized appreciation (depreciation) during the period	4,817	48,260	24,206	3,244	(476,033)	548,346	410,023
Net gain (loss) on investments	2,657	21,231	19,128	5,115	151,717	749,187	562,908
Net increase (decrease) in net assets resulting from operations	$2,703	$13,622	$17,877	$4,861	$209,501	$698,372	$519,473

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Liquidated as of July 28, 2023.
(5) Liquidated as of September 18, 2023.
(6) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(7) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(8) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2023

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Discovery Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Relative Value Portfolio
	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (2)

Operations:
Net investment income (loss)	$(68,563)	$(266,609)	$(67,596)	$(30,488)	$37,336	$139,363	$(3,594)	$120,061	$1,939,835	$(56,824)
Net realized gain (loss) on security transactions	(457,034)	(690,402)	(143,492)	(81,571)	(144,473)	(91,558)	1,776	946,654	—	(185,978)
Net realized gain distributions	585,814	—	781,925	76,101	—	—	254	2,438,807	—	1,420,903
Change in unrealized appreciation (depreciation) during the period	1,145,389	4,633,526	718,008	243,178	299,946	253,956	58,267	(1,384,522)	—	440,958
Net increase (decrease) in net assets resulting from operations	1,205,606	3,676,515	1,288,845	207,220	192,809	301,761	56,703	2,121,000	1,939,835	1,619,059

Unit transactions:
Purchases	430	83,309	23,978	5,523	3,577	575,072	—	161,591	410,591	94,888
Net transfers	185,621	(2,875,091)	(362,939)	(29,012)	3,520,256	446,244	(63,131)	(741,167)	25,827,700	(495,459)
Surrenders for benefit payments and fees	(1,013,701)	(2,575,614)	(783,421)	(194,565)	(951,581)	(207,101)	(22,936)	(2,564,539)	(11,157,474)	(1,457,658)
Other transactions	6	1,449	(2)	(6)	217	6	—	(477)	5,375	582
Death benefits	(349,166)	(375,755)	(195,453)	(42,762)	(361,139)	(826,404)	(3,852)	(1,267,180)	(2,703,856)	(305,104)
Net annuity transactions	(12,025)	(25,027)	(4,322)	(3,231)	48,789	(43,033)	—	(277,173)	366,900	(27,685)
Net increase (decrease) in net assets resulting from unit transactions	(1,188,835)	(5,766,729)	(1,322,159)	(264,053)	2,260,119	(55,216)	(89,919)	(4,688,945)	12,749,236	(2,190,436)
Net increase (decrease) in net assets	16,771	(2,090,214)	(33,314)	(56,833)	2,452,928	246,545	(33,216)	(2,567,945)	14,689,071	(571,377)

Net assets:
Beginning of period	11,643,421	30,889,304	9,412,772	2,063,403	4,208,419	3,746,404	387,273	32,790,621	57,199,318	17,717,264
End of period	$11,660,192	$28,799,090	$9,379,458	$2,006,570	$6,661,347	$3,992,949	$354,057	$30,222,676	$71,888,389	$17,145,887

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Discovery All Cap Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (3)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$46,422	$(193,916)	$(2,067,241)	$(537,215)	$(122,113)	$(118,004)	$(8,552)	$27,335	$(334,154)	$(1,588,915)
Net realized gain (loss) on security transactions	(48,348)	400,795	3,084,302	2,196,091	(213,788)	(171,065)	(24,565)	109,148	319,109	3,971,661
Net realized gain distributions	—	1,380,442	7,171,690	4,655,748	—	93,396	58,516	725,751	1,025,310	4,571,852
Change in unrealized appreciation (depreciation) during the period	80,169	1,734,256	30,242,205	12,392,781	2,814,214	1,132,374	127,440	1,197,062	5,009,579	27,146,455
Net increase (decrease) in net assets resulting from operations	78,243	3,321,577	38,430,956	18,707,405	2,478,313	936,701	152,839	2,059,296	6,019,844	34,101,053

Unit transactions:
Purchases	50,000	73,395	267,932	453,862	82,958	21,109	—	72,494	63,427	345,490
Net transfers	84,429	(255,603)	(1,723,778)	(63,402)	(304,703)	(156,717)	(11,430)	(72,967)	803,956	(4,059,587)
Surrenders for benefit payments and fees	(149,178)	(842,019)	(11,211,457)	(7,180,571)	(1,543,728)	(406,399)	(68,930)	(2,018,606)	(1,569,730)	(12,207,984)
Other transactions	(1)	(1)	1,336	2,316	83	(26)	1	829	483	166
Death benefits	(11,201)	(521,444)	(2,908,312)	(2,833,628)	(643,793)	(90,469)	(10,107)	(580,791)	(200,794)	(3,065,948)
Net annuity transactions	—	(44,526)	(294,470)	(384,462)	(45,615)	(11,882)	(10,646)	20,611	659	(37,160)
Net increase (decrease) in net assets resulting from unit transactions	(25,951)	(1,590,198)	(15,868,749)	(10,005,885)	(2,454,798)	(644,384)	(101,112)	(2,578,430)	(901,999)	(19,025,023)
Net increase (decrease) in net assets	52,292	1,731,379	22,562,207	8,701,520	23,515	292,317	51,727	(519,134)	5,117,845	15,076,030

Net assets:
Beginning of period	2,092,867	17,212,532	114,515,182	84,486,636	19,212,367	7,053,901	514,887	25,695,477	18,537,815	117,636,444
End of period	$2,145,159	$18,943,911	$137,077,389	$93,188,156	$19,235,882	$7,346,218	$566,614	$25,176,343	$23,655,660	$132,712,474

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(360,309)	$(46,338)	$(57,732)	$39,841	$(240,587)	$(2,131)	$406,891	$(30,757)	$10,762	$65,164
Net realized gain (loss) on security transactions	(23,293)	(19,759)	45,804	2,268	(755,321)	(8,424)	(523,700)	(208,731)	(65,232)	(30,801)
Net realized gain distributions	873,931	179,686	211,231	63,122	—	20,797	—	1,871,277	2,366	—
Change in unrealized appreciation (depreciation) during the period	3,311,183	675,014	775,391	(32,154)	3,684,533	32,440	1,048,164	703,625	365,907	730,748
Net increase (decrease) in net assets resulting from operations	3,801,512	788,603	974,694	73,077	2,688,625	42,682	931,355	2,335,414	313,803	765,111

Unit transactions:
Purchases	41,086	10,118	17,969	—	15,200	—	25,728	58,477	2,400	10,079
Net transfers	178,212	(1,128,040)	149,210	34,048	8,688	3,116	511,849	(44,806)	(166,186)	(63,828)
Surrenders for benefit payments and fees	(2,631,788)	(406,611)	(419,374)	(63,064)	(785,005)	(59,598)	(1,047,411)	(1,378,425)	(139,444)	(344,003)
Other transactions	154	(13)	2	—	37	—	465	(63)	10	2
Death benefits	(431,637)	(243,257)	(70,442)	(66,220)	(296,611)	(2,575)	(609,113)	(554,217)	(181,995)	(223,281)
Net annuity transactions	(97,318)	(7,673)	(13,751)	(2,977)	18,570	—	(11,086)	(69,919)	2,348	7,646
Net increase (decrease) in net assets resulting from unit transactions	(2,941,291)	(1,775,476)	(336,386)	(98,213)	(1,039,121)	(59,057)	(1,129,568)	(1,988,953)	(482,867)	(613,385)
Net increase (decrease) in net assets	860,221	(986,873)	638,308	(25,136)	1,649,504	(16,375)	(198,213)	346,461	(169,064)	151,726

Net assets:
Beginning of period	30,811,771	5,888,265	3,799,595	1,042,038	11,704,426	403,241	15,704,952	22,108,022	3,235,081	4,360,790
End of period	$31,671,992	$4,901,392	$4,437,903	$1,016,902	$13,353,930	$386,866	$15,506,739	$22,454,483	$3,066,017	$4,512,516

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,180	$(3,250)	$53,919	$4,902,501	$(282,099)	$38,173	$(1,191,181)	$(177,642)	$(118,961)	$(168,727)
Net realized gain (loss) on security transactions	52	(34,909)	(19,188)	(8,286,985)	(247,298)	137,053	2,585,237	37,405	(355,287)	89,026
Net realized gain distributions	4,815	—	677,558	—	682,447	14,791,761	983,492	—	527,742	—
Change in unrealized appreciation (depreciation) during the period	9,636	46,007	2,200,128	16,033,663	6,574,817	5,062,198	24,789,804	5,157,705	863,672	2,122,742
Net increase (decrease) in net assets resulting from operations	15,683	7,848	2,912,417	12,649,179	6,727,867	20,029,185	27,167,352	5,017,468	917,166	2,043,041

Unit transactions:
Purchases	—	—	123,398	405,550	17,086	438,209	340,970	79,171	7,206	213,552
Net transfers	(535)	(69,494)	(80,177)	14,883,936	(793,742)	(1,043,715)	(2,590,223)	467,595	(27,705)	554,521
Surrenders for benefit payments and fees	(9,665)	(48,667)	(2,053,015)	(28,649,816)	(3,907,654)	(16,753,590)	(13,968,394)	(5,356,465)	(699,003)	(6,238,228)
Other transactions	—	—	(29)	2,580	32	925	2,847	563	19	1,219
Death benefits	(23)	(94)	(678,490)	(7,101,786)	(941,857)	(4,464,002)	(2,890,874)	(1,023,072)	(135,523)	(1,226,390)
Net annuity transactions	—	(740)	39,777	40,492	(27,224)	(114,096)	(347,990)	(59,761)	(11,511)	34,425
Net increase (decrease) in net assets resulting from unit transactions	(10,223)	(118,995)	(2,648,536)	(20,419,044)	(5,653,359)	(21,936,269)	(19,453,664)	(5,891,969)	(866,517)	(6,660,901)
Net increase (decrease) in net assets	5,460	(111,147)	263,881	(7,769,865)	1,074,508	(1,907,084)	7,713,688	(874,501)	50,649	(4,617,860)

Net assets:
Beginning of period	88,503	409,230	24,080,372	250,847,323	39,989,581	175,024,483	149,691,366	52,618,775	7,536,681	61,308,285
End of period	$93,963	$298,083	$24,344,253	$243,077,458	$41,064,089	$173,117,399	$157,405,054	$51,744,274	$7,587,330	$56,690,425

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(245,699)	$(179,949)	$(52,331)	$(128,080)	$(42,002)	$784,914	$(248,853)	$(83,903)	$(54,201)	$31,447
Net realized gain (loss) on security transactions	(1,180,801)	(305,327)	339,681	(170,978)	(4,389)	(604,272)	486,119	69,134	127,486	105,767
Net realized gain distributions	—	—	513,206	461,189	460,672	—	965,889	346,497	243,596	1,432,611
Change in unrealized appreciation (depreciation) during the period	3,786,765	2,225,361	(210,650)	1,820,845	739,365	892,901	4,122,970	949,676	344,044	1,134,937
Net increase (decrease) in net assets resulting from operations	2,360,265	1,740,085	589,906	1,982,976	1,153,646	1,073,543	5,326,125	1,281,404	660,925	2,704,762

Unit transactions:
Purchases	31,018	28,878	11,938	3,020	29,172	67,802	77,259	3,069	3,434	54,026
Net transfers	(110,206)	(148,671)	(1,070,215)	(141,352)	(283,693)	50,412	559,123	3,737	84,546	293,308
Surrenders for benefit payments and fees	(1,839,386)	(919,734)	(570,441)	(2,068,205)	(983,378)	(1,960,000)	(5,196,918)	(176,941)	(403,773)	(2,264,839)
Other transactions	338	382	(11)	135	42	207	1,899	(5)	(21)	46
Death benefits	(422,641)	(131,504)	(170,741)	(358,100)	(250,303)	(589,689)	(1,373,620)	(123,127)	(89,893)	(748,409)
Net annuity transactions	32,793	(13,383)	(9,258)	(17,743)	(4,003)	(36,911)	67,036	84,785	(16,041)	(49,897)
Net increase (decrease) in net assets resulting from unit transactions	(2,308,084)	(1,184,032)	(1,808,728)	(2,582,245)	(1,492,163)	(2,468,179)	(5,865,221)	(208,482)	(421,748)	(2,715,765)
Net increase (decrease) in net assets	52,181	556,053	(1,218,822)	(599,269)	(338,517)	(1,394,636)	(539,096)	1,072,922	239,177	(11,003)

Net assets:
Beginning of period	16,761,274	11,105,748	11,762,997	16,735,886	8,740,660	23,591,192	49,591,893	3,931,578	4,229,997	34,594,256
End of period	$16,813,455	$11,661,801	$10,544,175	$16,136,617	$8,402,143	$22,196,556	$49,052,797	$5,004,500	$4,469,174	$34,583,253

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (4)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,510	$(33,112)	$22,781	$653,647	$91,372	$(18,200)	$(882,238)	$(83,777)	$(207,010)	$(201,324)
Net realized gain (loss) on security transactions	36,584	179,434	35,867	(5,946,721)	(173,950)	(259,064)	(10,051,198)	(1,460,765)	(146,694)	1,530,612
Net realized gain distributions	51,748	693,225	691,417	—	—	159,212	—	—	3,827,285	2,813,830
Change in unrealized appreciation (depreciation) during the period	(43,049)	2,877,416	350,797	5,645,968	196,269	982,789	32,724,689	3,630,451	(1,152,073)	83,078
Net increase (decrease) in net assets resulting from operations	47,793	3,716,963	1,100,862	352,894	113,691	864,737	21,791,253	2,085,909	2,321,508	4,226,196

Unit transactions:
Purchases	—	99,935	31,366	41,880	78,095	22,420	387,132	4,118	9,713	142,237
Net transfers	(68,011)	860,931	55,121	(20,244,264)	(33,588)	183,670	(1,292,392)	21,643	(456,985)	351,094
Surrenders for benefit payments and fees	(50,513)	(952,218)	(1,290,875)	(912,184)	(101,306)	(729,578)	(3,403,351)	(385,415)	(1,453,250)	(2,217,190)
Other transactions	—	(9)	(1,723)	299	(13)	6	2,051	36	149	(48)
Death benefits	(10,150)	(493,262)	(635,269)	(710,748)	(282,679)	(239,239)	(2,094,195)	(63,978)	(416,558)	(1,638,491)
Net annuity transactions	—	(23,647)	(202,106)	(575,444)	(3,071)	(19,422)	(915,881)	(3,445)	22,348	(484,850)
Net increase (decrease) in net assets resulting from unit transactions	(128,674)	(508,270)	(2,043,486)	(22,400,461)	(342,562)	(782,143)	(7,316,636)	(427,041)	(2,294,583)	(3,847,248)
Net increase (decrease) in net assets	(80,881)	3,208,693	(942,624)	(22,047,567)	(228,871)	82,594	14,474,617	1,658,868	26,925	378,948

Net assets:
Beginning of period	834,433	15,610,912	14,259,262	22,047,566	1,483,061	9,219,948	49,675,229	5,120,510	19,094,793	39,026,163
End of period	$753,552	$18,819,605	$13,316,638	$(1)	$1,254,190	$9,302,542	$64,149,846	$6,779,378	$19,121,718	$39,405,111

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Large Cap Growth Fund	Putnam VT International Value Fund
	Sub-Account (5)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (6)	Sub-Account

Operations:
Net investment income (loss)	$(52,470)	$(70,133)	$(281,659)	$(888,587)	$(42,377)	$(180,667)	$484,728	$(1,065)	$(72,894)	$7,696
Net realized gain (loss) on security transactions	(1,185,344)	(253,122)	(686,800)	(580,308)	(202,457)	362,451	(600,614)	(9,055)	30,147	236,615
Net realized gain distributions	296,222	—	—	6,953,568	282,719	—	—	—	60,868	—
Change in unrealized appreciation (depreciation) during the period	1,391,171	774,326	5,969,037	11,438,036	755,759	3,730,418	442,377	407,468	1,667,793	847,332
Net increase (decrease) in net assets resulting from operations	449,579	451,071	5,000,578	16,922,709	793,644	3,912,202	326,491	397,348	1,685,914	1,091,643

Unit transactions:
Purchases	11,562	22,778	76,167	133,158	2,511	87,823	81,399	5,268	2,606	1,333
Net transfers	(5,296,573)	59,923	(480,726)	(3,007,804)	(164,122)	605,091	92,513	513	1,658,380	181,642
Surrenders for benefit payments and fees	(244,394)	(315,699)	(1,384,719)	(6,330,944)	(411,728)	(2,493,978)	(875,413)	(264,703)	(253,989)	(924,678)
Other transactions	(2)	179	610	84	30	571	(22)	—	29	(5)
Death benefits	(281,482)	(48,926)	(314,462)	(1,609,679)	(40,055)	(441,948)	(340,996)	(36,729)	(31,219)	(161,537)
Net annuity transactions	(46,786)	(1,525)	(23,620)	67,269	(15)	(32,639)	19,204	(8,095)	(1,167)	3,489
Net increase (decrease) in net assets resulting from unit transactions	(5,857,675)	(283,270)	(2,126,750)	(10,747,916)	(613,379)	(2,275,080)	(1,023,315)	(303,746)	1,374,640	(899,756)
Net increase (decrease) in net assets	(5,408,096)	167,801	2,873,828	6,174,793	180,265	1,637,122	(696,824)	93,602	3,060,554	191,887

Net assets:
Beginning of period	5,408,096	4,241,722	15,673,786	56,472,032	4,074,005	25,536,594	11,138,197	2,714,290	3,780,765	6,845,663
End of period	$—	$4,409,523	$18,547,614	$62,646,825	$4,254,270	$27,173,716	$10,441,373	$2,807,892	$6,841,319	$7,037,550

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2023

	Putnam VT International Equity Fund	Putnam VT Core Equity Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account (7)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(310,120)	$(118,684)	$(79,854)	$(213,084)	$(7,684)	$71,772	$(105,737)	$(75,177)	$(20,456)	$(1,656)
Net realized gain (loss) on security transactions	(222,439)	61,396	183,055	(514,513)	14,896	396,580	34,581	1,531,906	(10,534)	(46)
Net realized gain distributions	—	1,020,820	320,430	1,717,898	—	775,747	4,471,493	4,261,022	23,786	6,224
Change in unrealized appreciation (depreciation) during the period	3,496,561	1,681,252	1,658,185	1,872,857	562,682	532,347	(848,646)	(2,096,695)	313,998	23,024
Net increase (decrease) in net assets resulting from operations	2,964,002	2,644,784	2,081,816	2,863,158	569,894	1,776,446	3,551,691	3,621,056	306,794	27,546

Unit transactions:
Purchases	65,407	10,954	3,547	40,811	3,418	4,894	72,555	74,348	—	—
Net transfers	(1,291,799)	1,032,210	(740,278)	180,327	(44,675)	252,666	(550,650)	(2,177,827)	(6,079)	60
Surrenders for benefit payments and fees	(1,611,305)	(716,286)	(1,220,271)	(1,335,943)	(269,801)	(955,126)	(2,902,016)	(3,945,995)	(39,625)	(2,773)
Other transactions	934	336	(10)	688	(10)	633	282	935	1	1
Death benefits	(228,782)	(181,138)	(322,867)	(192,427)	(40,164)	(322,214)	(947,377)	(800,307)	(1,953)	—
Net annuity transactions	(31,551)	(13,360)	1,062	(28,898)	(21,900)	(24,538)	(104,368)	(97,391)	(4)	—
Net increase (decrease) in net assets resulting from unit transactions	(3,097,096)	132,716	(2,278,817)	(1,335,442)	(373,132)	(1,043,685)	(4,431,574)	(6,946,237)	(47,660)	(2,712)
Net increase (decrease) in net assets	(133,094)	2,777,500	(197,001)	1,527,716	196,762	732,761	(879,883)	(3,325,181)	259,134	24,834

Net assets:
Beginning of period	19,725,017	10,344,773	9,586,534	13,881,093	3,337,391	13,265,227	36,727,104	40,765,517	844,666	189,663
End of period	$19,591,923	$13,122,273	$9,389,533	$15,408,809	$3,534,153	$13,997,988	$35,847,221	$37,440,336	$1,103,800	$214,497

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2023

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery SMID Cap Growth Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (8)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$46	$(7,609)	$(1,251)	$(254)	$57,784	$(50,815)	$(43,435)
Net realized gain (loss) on security transactions	(2,160)	(27,029)	(5,078)	18	(317,664)	23,802	10,756
Net realized gain distributions	—	—	—	1,853	945,414	177,039	142,129
Change in unrealized appreciation (depreciation) during the period	4,817	48,260	24,206	3,244	(476,033)	548,346	410,023
Net increase (decrease) in net assets resulting from operations	2,703	13,622	17,877	4,861	209,501	698,372	519,473

Unit transactions:
Purchases	—	24	—	—	—	—	3,270
Net transfers	(1,689)	70,376	(15,469)	—	(96,590)	571,429	114,296
Surrenders for benefit payments and fees	(3,510)	(72,191)	(2,565)	(1,633)	(523,087)	(151,902)	(103,264)
Other transactions	—	—	(1)	2	1,423	(2)	18
Death benefits	—	(13,687)	—	—	(550,152)	(192,267)	(14,760)
Net annuity transactions	—	(4,827)	—	—	(208,388)	(3,000)	(36,987)
Net increase (decrease) in net assets resulting from unit transactions	(5,199)	(20,305)	(18,035)	(1,631)	(1,376,794)	224,258	(37,427)
Net increase (decrease) in net assets	(2,496)	(6,683)	(158)	3,230	(1,167,293)	922,630	482,046

Net assets:
Beginning of period	21,834	497,816	102,131	20,180	7,611,537	3,180,077	2,435,860
End of period	$19,338	$491,133	$101,973	$23,410	$6,444,244	$4,102,707	$2,917,906

The accompanying notes are an integral part of these financial statements.

(1) Formerly AB VPS Small/Mid Cap Value Portfolio. Change effective May 1, 2023.
(2) Formerly AB VPS Growth and Income Portfolio. Change effective May 1, 2023.
(3) Formerly Allspring VT Omega Growth Fund. Change effective May 1, 2023.
(4) Liquidated as of July 28, 2023.
(5) Liquidated as of September 18, 2023.
(6) Formerly Putnam VT Growth Opportunities Fund. Change effective April 30, 2023.
(7) Formerly Putnam VT Multi-Cap Core Fund. Change effective April 30, 2023.
(8) Formerly Allspring VT Discovery Fund. Change effective May 1, 2023.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2022

	AB VPS Balanced Hedged Allocation Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS Sustainable International Thematic Portfolio	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund	Invesco V.I. EQV International Equity Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	AB VPS Growth and Income Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$210,316	$816,737	$(82,219)	$(34,839)	$(19,548)	$107,188	$1,634	$108,406	$(95,555)	$(100,506)
Net realized gain (loss) on security transactions	(258,149)	(628,252)	108,871	(53,605)	(115,224)	(78,992)	4,673	1,192,668	—	313,142
Net realized gain distributions	1,344,950	—	1,599,549	389,649	—	—	45,431	4,149,925	—	3,112,885
Change in unrealized appreciation (depreciation) during the period	(4,458,262)	(5,562,746)	(3,833,336)	(1,164,916)	(479,828)	(544,380)	(143,680)	(6,594,579)	—	(4,621,850)
Net increase (decrease) in net assets resulting from operations	(3,161,145)	(5,374,261)	(2,207,135)	(863,711)	(614,600)	(516,184)	(91,942)	(1,143,580)	(95,555)	(1,296,329)

Unit transactions:
Purchases	263,192	185,314	82,612	9,599	985	12,845	3,534	311,711	456,322	145,486
Net transfers	257,886	2,764,775	(1,288,456)	216,595	331,353	14,233	26,939	1,637,319	13,549,945	(754,077)
Surrenders for benefit payments and fees	(1,158,021)	(2,669,055)	(936,052)	(265,883)	(504,863)	(343,169)	(30,862)	(1,838,277)	(9,375,597)	(1,902,067)
Other transactions	675	935	117	(1)	87	5	—	138	2,826	819
Death benefits	(443,006)	(573,338)	(134,853)	(31,018)	(65,250)	(82,752)	(1,293)	(1,256,926)	(2,056,050)	(352,682)
Net annuity transactions	(27,477)	(44,145)	(12,741)	(3,479)	16,821	(32,399)	—	(156,903)	(129,061)	(49,300)
Net increase (decrease) in net assets resulting from unit transactions	(1,106,751)	(335,514)	(2,289,373)	(74,187)	(220,867)	(431,237)	(1,682)	(1,302,938)	2,448,385	(2,911,821)
Net increase (decrease) in net assets	(4,267,896)	(5,709,775)	(4,496,508)	(937,898)	(835,467)	(947,421)	(93,624)	(2,446,518)	2,352,830	(4,208,150)

Net assets:
Beginning of period	15,911,317	36,599,079	13,909,280	3,001,301	5,043,886	4,693,825	480,897	35,237,139	54,846,488	21,925,414
End of period	$11,643,421	$30,889,304	$9,412,772	$2,063,403	$4,208,419	$3,746,404	$387,273	$32,790,621	$57,199,318	$17,717,264

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	American Funds Insurance Series® The Bond Fund of America®	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® Global Small Capitalization Fund	Allspring VT Omega Growth Fund	Fidelity® VIP Equity-Income Portfolio	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$36,186	$(254,611)	$(2,304,981)	$(666,790)	$(43,069)	$(151,624)	$(8,902)	$17,291	$(270,002)	$(1,704,140)
Net realized gain (loss) on security transactions	(43,731)	965,308	3,899,250	2,868,687	82,455	(1,106)	(3,066)	283,434	580,854	3,441,263
Net realized gain distributions	28,201	2,167,335	19,776,988	9,188,422	2,916,380	2,680,730	139,706	912,916	1,640,521	6,563,047
Change in unrealized appreciation (depreciation) during the period	(385,107)	(9,651,578)	(77,222,560)	(31,558,961)	(8,753,384)	(5,835,411)	(432,199)	(3,272,673)	(8,937,359)	(56,133,244)
Net increase (decrease) in net assets resulting from operations	(364,451)	(6,773,546)	(55,851,303)	(20,168,642)	(5,797,618)	(3,307,411)	(304,461)	(2,059,032)	(6,985,986)	(47,833,074)

Unit transactions:
Purchases	11,400	224,222	829,722	833,441	114,595	2,283	—	139,050	37,526	402,188
Net transfers	(112,817)	(656,512)	(1,020,672)	777,512	175,434	106,708	99,637	(1,124,387)	(1,811,924)	3,034,078
Surrenders for benefit payments and fees	(164,087)	(1,344,250)	(8,959,629)	(7,071,236)	(1,255,045)	(427,688)	(50,356)	(2,202,942)	(1,744,713)	(11,738,513)
Other transactions	—	(175)	2,196	(616)	66	(168)	10	702	851	899
Death benefits	(10,564)	(824,503)	(3,301,317)	(2,343,384)	(429,798)	(152,140)	(7,199)	(447,689)	(315,784)	(3,832,713)
Net annuity transactions	—	(64,243)	(656,350)	(531,425)	(100,970)	(32,724)	8,552	(49,352)	(36,800)	(313,579)
Net increase (decrease) in net assets resulting from unit transactions	(276,068)	(2,665,461)	(13,106,050)	(8,335,708)	(1,495,718)	(503,729)	50,644	(3,684,618)	(3,870,844)	(12,447,640)
Net increase (decrease) in net assets	(640,519)	(9,439,007)	(68,957,353)	(28,504,350)	(7,293,336)	(3,811,140)	(253,817)	(5,743,650)	(10,856,830)	(60,280,714)

Net assets:
Beginning of period	2,733,386	26,651,539	183,472,535	112,990,986	26,505,703	10,865,041	768,704	31,439,127	29,394,645	177,917,158
End of period	$2,092,867	$17,212,532	$114,515,182	$84,486,636	$19,212,367	$7,053,901	$514,887	$25,695,477	$18,537,815	$117,636,444

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Franklin Income VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(443,881)	$(46,870)	$(62,084)	$40,572	$(267,106)	$(513)	$421,416	$(48,598)	$32,483	$(81,882)
Net realized gain (loss) on security transactions	13,359	(30,771)	111,783	20,751	(411,577)	11,266	(470,454)	39,107	40,382	(80,393)
Net realized gain distributions	2,306,042	272,511	562,888	21,724	3,512,875	76,510	—	2,608,573	258,941	—
Change in unrealized appreciation (depreciation) during the period	(8,525,596)	(819,423)	(1,785,238)	(162,416)	(9,419,024)	(137,795)	(2,347,261)	(5,087,313)	(1,334,615)	(548,459)
Net increase (decrease) in net assets resulting from operations	(6,650,076)	(624,553)	(1,172,651)	(79,369)	(6,584,832)	(50,532)	(2,396,299)	(2,488,231)	(1,002,809)	(710,734)

Unit transactions:
Purchases	96,241	3,132	15,172	21,508	16,472	2,186	48,303	92,518	2,400	75,812
Net transfers	(352,110)	1,510,770	(386,002)	(74,934)	168,373	(53,262)	(369,495)	(487,373)	46,978	(17,970)
Surrenders for benefit payments and fees	(3,221,037)	(315,612)	(325,517)	(54,241)	(747,389)	(16,986)	(1,143,065)	(2,071,476)	(218,710)	(436,990)
Other transactions	(288)	(121)	(17)	—	(309)	—	100	40	64	190
Death benefits	(484,388)	(21,758)	(6,402)	(49,915)	(203,228)	(450)	(483,114)	(369,066)	(34,296)	(120,838)
Net annuity transactions	(42,803)	32,135	(17,455)	(2,993)	(23,444)	—	(102,360)	(64,305)	(3,834)	(31,244)
Net increase (decrease) in net assets resulting from unit transactions	(4,004,385)	1,208,546	(720,221)	(160,575)	(789,525)	(68,512)	(2,049,631)	(2,899,662)	(207,398)	(531,040)
Net increase (decrease) in net assets	(10,654,461)	583,993	(1,892,872)	(239,944)	(7,374,357)	(119,044)	(4,445,930)	(5,387,893)	(1,210,207)	(1,241,774)

Net assets:
Beginning of period	41,466,232	5,304,272	5,692,467	1,281,982	19,078,783	522,285	20,150,882	27,495,915	4,445,288	5,602,564
End of period	$30,811,771	$5,888,265	$3,799,595	$1,042,038	$11,704,426	$403,241	$15,704,952	$22,108,022	$3,235,081	$4,360,790

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Franklin Mutual Global Discovery VIP Fund	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(969)	$(4,901)	$32,624	$4,207,356	$(278,609)	$230,735	$(1,024,113)	$69,363	$(60,390)	$(946,256)
Net realized gain (loss) on security transactions	(10,055)	(18,225)	317,305	(9,122,370)	5,746	3,826,800	3,658,014	708,591	(158,389)	(369,846)
Net realized gain distributions	7,368	—	3,351,731	3,317,595	5,809,103	19,833,712	9,179,297	9,799,510	1,157,081	—
Change in unrealized appreciation (depreciation) during the period	(3,575)	(6,175)	(8,290,669)	(50,052,508)	(14,287,358)	(46,071,136)	(52,610,206)	(23,919,487)	(3,533,930)	(25,922)
Net increase (decrease) in net assets resulting from operations	(7,231)	(29,301)	(4,589,009)	(51,649,927)	(8,751,118)	(22,179,889)	(40,797,008)	(13,342,023)	(2,595,628)	(1,342,024)

Unit transactions:
Purchases	—	911	84,726	687,437	291,812	665,783	654,265	165,042	27,566	555,170
Net transfers	(29,246)	(15,333)	75,480	(5,973,035)	(552,049)	(6,503,786)	(3,067,989)	1,592,757	255,738	(4,431,921)
Surrenders for benefit payments and fees	(198,261)	(36,234)	(2,289,074)	(30,117,226)	(4,190,338)	(16,444,460)	(14,174,843)	(5,173,823)	(520,828)	(6,738,968)
Other transactions	—	—	424	5,529	(1,327)	756	1,574	1,383	(175)	1,751
Death benefits	(27)	(2,334)	(640,600)	(7,151,775)	(1,094,189)	(4,529,199)	(2,619,313)	(1,302,300)	(99,512)	(2,298,501)
Net annuity transactions	(310)	(785)	69,499	25,976	10,592	(159,349)	(386,612)	(35,971)	1,699	(168,435)
Net increase (decrease) in net assets resulting from unit transactions	(227,844)	(53,775)	(2,699,545)	(42,523,094)	(5,535,499)	(26,970,255)	(19,592,918)	(4,752,912)	(335,512)	(13,080,904)
Net increase (decrease) in net assets	(235,075)	(83,076)	(7,288,554)	(94,173,021)	(14,286,617)	(49,150,144)	(60,389,926)	(18,094,935)	(2,931,140)	(14,422,928)

Net assets:
Beginning of period	323,578	492,306	31,368,926	345,020,344	54,276,198	224,174,627	210,081,292	70,713,710	10,467,821	75,731,213
End of period	$88,503	$409,230	$24,080,372	$250,847,323	$39,989,581	$175,024,483	$149,691,366	$52,618,775	$7,536,681	$61,308,285

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Investors Trust Series	MFS® Total Return Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(279,878)	$(200,507)	$(10,523)	$(59,627)	$(44,418)	$710,256	$(105,729)	$(89,381)	$(61,478)	$(93,458)
Net realized gain (loss) on security transactions	(630,237)	(157,602)	593,211	134,800	159,869	(450,754)	1,531,174	167,835	191,520	591,130
Net realized gain distributions	3,792,243	2,147,031	1,216,084	2,351,270	1,310,267	71,147	4,150,844	537,446	587,101	3,172,565
Change in unrealized appreciation (depreciation) during the period	(10,737,204)	(6,701,362)	(2,624,549)	(5,263,686)	(3,104,379)	(4,596,545)	(12,334,834)	(2,698,931)	(1,707,095)	(8,491,406)
Net increase (decrease) in net assets resulting from operations	(7,855,076)	(4,912,440)	(825,777)	(2,837,243)	(1,678,661)	(4,265,896)	(6,758,545)	(2,083,031)	(989,952)	(4,821,169)

Unit transactions:
Purchases	67,311	116,346	35,218	20,912	1,508	41,022	295,451	3,168	925	122,315
Net transfers	2,114,962	522,720	1,068,737	(802,050)	(901)	(618,948)	(2,889,076)	114,496	(136,236)	468,396
Surrenders for benefit payments and fees	(1,622,127)	(980,505)	(840,513)	(1,797,595)	(653,774)	(1,900,715)	(4,978,332)	(578,319)	(223,338)	(2,752,760)
Other transactions	(157)	56	469	420	(73)	(438)	1,424	53	55	22
Death benefits	(475,828)	(237,670)	(310,758)	(434,329)	(587,732)	(526,292)	(2,083,208)	(74,716)	(78,672)	(1,708,046)
Net annuity transactions	37,302	(21,149)	(11,109)	(8,311)	(15,218)	(43,434)	(171,631)	2,487	(6,613)	(157,333)
Net increase (decrease) in net assets resulting from unit transactions	121,463	(600,202)	(57,956)	(3,020,953)	(1,256,190)	(3,048,805)	(9,825,372)	(532,831)	(443,879)	(4,027,406)
Net increase (decrease) in net assets	(7,733,613)	(5,512,642)	(883,733)	(5,858,196)	(2,934,851)	(7,314,701)	(16,583,917)	(2,615,862)	(1,433,831)	(8,848,575)

Net assets:
Beginning of period	24,494,887	16,618,390	12,646,730	22,594,082	11,675,511	30,905,893	66,175,810	6,547,440	5,663,828	43,442,831
End of period	$16,761,274	$11,105,748	$11,762,997	$16,735,886	$8,740,660	$23,591,192	$49,591,893	$3,931,578	$4,229,997	$34,594,256

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	MFS® Value Series	BlackRock S&P 500 Index V.I. Fund	Invesco V.I. Equity and Income Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Emerging Markets Debt Portfolio	Morgan Stanley VIF Emerging Markets Equity Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	Invesco V.I. Equally-Weighted S&P 500 Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(651)	$(38,101)	$(11,623)	$486,667	$88,769	$(143,046)	$(1,127,731)	$(111,578)	$(203,121)	$(379,766)
Net realized gain (loss) on security transactions	103,691	266,399	260,542	(932,504)	(87,497)	(88,189)	(4,945,724)	(1,141,502)	410,600	1,855,034
Net realized gain distributions	52,281	767,581	2,000,008	439,484	—	1,069,973	36,431,786	3,524,575	3,549,123	2,217,337
Change in unrealized appreciation (depreciation) during the period	(248,654)	(5,070,197)	(3,740,482)	(4,601,609)	(426,218)	(4,335,537)	(111,841,466)	(11,395,925)	(4,776,351)	(10,249,627)
Net increase (decrease) in net assets resulting from operations	(93,333)	(4,074,318)	(1,491,555)	(4,607,962)	(424,946)	(3,496,799)	(81,483,135)	(9,124,430)	(1,019,749)	(6,557,022)

Unit transactions:
Purchases	9,091	26,150	123,333	143,100	—	10,409	366,204	3,339	14,406	86,656
Net transfers	(25,551)	70,673	49,790	(457,894)	(122,693)	(168,532)	(159,704)	192,603	(174,609)	(350,682)
Surrenders for benefit payments and fees	(327,623)	(1,198,977)	(959,262)	(1,876,005)	(107,220)	(746,045)	(3,257,020)	(598,805)	(1,332,342)	(2,052,692)
Other transactions	—	185	303	21	1	(1,274)	14,412	(7)	289	516
Death benefits	(2,642)	(174,943)	(335,060)	(1,094,068)	(11,353)	(260,829)	(1,832,246)	(127,285)	(429,401)	(1,096,314)
Net annuity transactions	—	34,034	(98,834)	(176,223)	(4,496)	(23,816)	(876,192)	(6,969)	(46,230)	(372,689)
Net increase (decrease) in net assets resulting from unit transactions	(346,725)	(1,242,878)	(1,219,730)	(3,461,069)	(245,761)	(1,190,087)	(5,744,546)	(537,124)	(1,967,887)	(3,785,205)
Net increase (decrease) in net assets	(440,058)	(5,317,196)	(2,711,285)	(8,069,031)	(670,707)	(4,686,886)	(87,227,681)	(9,661,554)	(2,987,636)	(10,342,227)

Net assets:
Beginning of period	1,274,491	20,928,108	16,970,547	30,116,597	2,153,768	13,906,834	136,902,910	14,782,064	22,082,429	49,368,390
End of period	$834,433	$15,610,912	$14,259,262	$22,047,566	$1,483,061	$9,219,948	$49,675,229	$5,120,510	$19,094,793	$39,026,163

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Morgan Stanley VIF Global Franchise Portfolio	Invesco V.I. Discovery Mid Cap Growth Fund	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Global Fund	Invesco V.I. Main Street Fund®	Invesco V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(89,930)	$(80,325)	$(297,014)	$(949,015)	$(20,129)	$(393,548)	$680,070	$(5,974)	$(70,065)	$51,799
Net realized gain (loss) on security transactions	(189,376)	24,626	298,010	355,559	105,965	695,040	(858,251)	(17,241)	263,391	113,571
Net realized gain distributions	604,623	1,437,578	6,559,640	11,397,889	1,744,143	3,276,789	273,443	307,586	804,334	274,886
Change in unrealized appreciation (depreciation) during the period	(1,769,171)	(3,665,120)	(14,114,456)	(39,297,944)	(3,078,590)	(9,433,207)	(591,484)	(940,452)	(2,971,576)	(1,107,796)
Net increase (decrease) in net assets resulting from operations	(1,443,854)	(2,283,241)	(7,553,820)	(28,493,511)	(1,248,611)	(5,854,926)	(496,222)	(656,081)	(1,973,916)	(667,540)

Unit transactions:
Purchases	10,792	10,347	92,560	107,610	10,905	117,982	48,598	2,261	9,693	2,883
Net transfers	(183,289)	(483,200)	372,497	5,263,110	(413,221)	(19,517)	(362,316)	(78,971)	(1,362,119)	(588,643)
Surrenders for benefit payments and fees	(427,197)	(446,527)	(1,417,172)	(5,875,114)	(467,088)	(2,428,949)	(1,359,878)	(426,538)	(208,628)	(852,696)
Other transactions	(1)	399	306	593	1	167	41	1	(1)	257
Death benefits	(145,336)	(31,703)	(292,123)	(1,602,554)	(35,080)	(499,062)	(341,666)	(28,522)	(103,916)	(137,960)
Net annuity transactions	(17,349)	(2,910)	(25,051)	(74,281)	(487)	(27,620)	(4,409)	(8,203)	(1,110)	19,426
Net increase (decrease) in net assets resulting from unit transactions	(762,380)	(953,594)	(1,268,983)	(2,180,636)	(904,970)	(2,856,999)	(2,019,630)	(539,972)	(1,666,081)	(1,556,733)
Net increase (decrease) in net assets	(2,206,234)	(3,236,835)	(8,822,803)	(30,674,147)	(2,153,581)	(8,711,925)	(2,515,852)	(1,196,053)	(3,639,997)	(2,224,273)

Net assets:
Beginning of period	7,614,330	7,478,557	24,496,589	87,146,179	6,227,586	34,248,519	13,654,049	3,910,343	7,420,762	9,069,936
End of period	$5,408,096	$4,241,722	$15,673,786	$56,472,032	$4,074,005	$25,536,594	$11,138,197	$2,714,290	$3,780,765	$6,845,663

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2022

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Sustainable Leaders Fund	Putnam VT Small Cap Value Fund	Putnam VT George Putnam Balanced Fund	Putnam VT Large Cap Value Fund	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Allspring VT Index Asset Allocation Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(30,434)	$(67,796)	$(88,706)	$(252,034)	$(21,868)	$8,475	$(129,012)	$(161,769)	$(23,187)	$(2,381)
Net realized gain (loss) on security transactions	(287,759)	394,135	91,982	(358,697)	22,721	636,840	814,947	2,138,794	(29,950)	395
Net realized gain distributions	2,184,121	3,063,794	1,640,481	2,387,537	293,333	1,220,973	3,630,116	1,286,378	310,445	23,623
Change in unrealized appreciation (depreciation) during the period	(5,724,965)	(5,768,622)	(4,817,504)	(4,464,758)	(1,031,114)	(2,542,705)	(7,574,308)	(3,641,865)	(750,368)	(65,362)
Net increase (decrease) in net assets resulting from operations	(3,859,037)	(2,378,489)	(3,173,747)	(2,687,952)	(736,928)	(676,417)	(3,258,257)	(378,462)	(493,060)	(43,725)

Unit transactions:
Purchases	107,080	37,909	4,014	53,477	3,434	255,146	65,608	194,469	—	—
Net transfers	1,997,151	(1,178,725)	672,938	(1,273,086)	154,714	642,053	(273,256)	1,805,630	(28,706)	(458)
Surrenders for benefit payments and fees	(1,615,261)	(962,158)	(1,036,986)	(1,370,978)	(267,626)	(1,044,931)	(2,941,203)	(2,940,940)	(157,835)	(4,345)
Other transactions	1,141	1,664	549	(102)	(10)	(7)	(1,143)	(2,804)	(6)	1
Death benefits	(310,862)	(166,651)	(263,216)	(310,049)	(80,063)	(456,788)	(919,784)	(1,435,942)	(45,423)	—
Net annuity transactions	(19,709)	22,968	15,159	(35,006)	(10,987)	(6,278)	(186,191)	(132,387)	(5)	—
Net increase (decrease) in net assets resulting from unit transactions	159,540	(2,244,993)	(607,542)	(2,935,744)	(200,538)	(610,805)	(4,255,969)	(2,511,974)	(231,975)	(4,802)
Net increase (decrease) in net assets	(3,699,497)	(4,623,482)	(3,781,289)	(5,623,696)	(937,466)	(1,287,222)	(7,514,226)	(2,890,436)	(725,035)	(48,527)

Net assets:
Beginning of period	23,424,514	14,968,255	13,367,823	19,504,789	4,274,857	14,552,449	44,241,330	43,655,953	1,569,701	238,190
End of period	$19,725,017	$10,344,773	$9,586,534	$13,881,093	$3,337,391	$13,265,227	$36,727,104	$40,765,517	$844,666	$189,663

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2022

	Allspring VT International Equity Fund	Allspring VT Small Cap Growth Fund	Allspring VT Discovery Fund	Allspring VT Opportunity Fund	Morgan Stanley VIF Global Infrastructure Portfolio	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$502	$(8,578)	$(1,491)	$(262)	$105,931	$(57,003)	$(49,424)
Net realized gain (loss) on security transactions	(2,292)	(14,324)	(715)	150	(100,867)	18,708	43,053
Net realized gain distributions	—	100,145	38,038	4,310	469,204	391,927	356,840
Change in unrealized appreciation (depreciation) during the period	(1,401)	(356,413)	(98,059)	(10,154)	(1,327,556)	(1,134,443)	(1,045,056)
Net increase (decrease) in net assets resulting from operations	(3,191)	(279,170)	(62,227)	(5,956)	(853,288)	(780,811)	(694,587)

Unit transactions:
Purchases	—	24	—	—	99,577	3,076	—
Net transfers	840	121,117	7,755	—	(200,394)	128,807	(105,103)
Surrenders for benefit payments and fees	(3,525)	(65,332)	(2,181)	(1,612)	(349,732)	(156,521)	(225,912)
Other transactions	—	3	—	(1)	1,055	117	959
Death benefits	—	(7,223)	—	—	(245,092)	(101,026)	(16,893)
Net annuity transactions	—	3,911	—	—	(151,840)	(3,340)	22,972
Net increase (decrease) in net assets resulting from unit transactions	(2,685)	52,500	5,574	(1,613)	(846,426)	(128,887)	(323,977)
Net increase (decrease) in net assets	(5,876)	(226,670)	(56,653)	(7,569)	(1,699,714)	(909,698)	(1,018,564)

Net assets:
Beginning of period	27,710	724,486	158,784	27,749	9,311,251	4,089,775	3,454,424
End of period	$21,834	$497,816	$102,131	$20,180	$7,611,537	$3,180,077	$2,435,860

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT THREE
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2023

1. Organization:

Separate Account Three (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account.
The Sponsor Company is indirectly owned by Talcott Resolution Life, Inc.

On June 30, 2021, the Account's previous indirect owner, Hopmeadow Holdings GP LLC, completed the sale of the Sponsor Company through the merger of an affiliate of Sixth Street, a global investment firm. Sixth Street obtained 100% control of Talcott Holdings, L.P. and its life and annuity operating subsidiaries including the Account. This transaction does not impact the contracts of the Account or the accounting of the Account.

The Account is comprised of the following Sub-Accounts:

AB VPS Balanced Hedged Allocation Portfolio, AB VPS International Value Portfolio, AB VPS Discovery Value Portfolio (Formerly AB VPS Small/Mid Cap Value Portfolio), AB VPS Sustainable International Thematic Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. EQV International Equity Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, AB VPS Relative Value Portfolio (Formerly AB VPS Growth and Income Portfolio), American Funds Insurance Series® The Bond Fund of America®, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® Global Small Capitalization Fund, Allspring VT Discovery All Cap Growth Fund (Formerly Allspring VT Omega Growth Fund), Fidelity® VIP Equity-Income Portfolio, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Franklin Income VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford International Opportunities HLS Fund, Hartford MidCap HLS Fund, Hartford Ultrashort Bond HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio, Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Investors Trust Series, MFS® Total Return Series, MFS® Value Series, BlackRock S&P 500 Index V.I. Fund, Invesco V.I. Equity and Income Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio*, Morgan Stanley VIF Emerging Markets Debt Portfolio, Morgan Stanley VIF Emerging Markets Equity Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, Invesco V.I. Equally-Weighted S&P 500 Fund, Morgan Stanley VIF Global Franchise Portfolio*, Invesco V.I. Discovery Mid Cap Growth Fund, Invesco V.I. Capital Appreciation Fund, Invesco V.I. Global Fund, Invesco V.I. Main Street Fund®, Invesco V.I. Main Street Small Cap Fund®, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Large Cap Growth Fund (Formerly Putnam VT Growth Opportunities Fund), Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Core Equity Fund (Formerly Putnam VT Multi-Cap Core Fund), Putnam VT Sustainable Leaders Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Large Cap Value Fund, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Allspring VT Index Asset Allocation Fund, Allspring VT International Equity Fund, Allspring VT Small Cap Growth Fund, Allspring VT Discovery SMID Cap Growth Fund (Formerly Allspring VT Discovery Fund), Allspring VT Opportunity Fund, Morgan Stanley VIF Global Infrastructure Portfolio, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio.

* During 2023, this Sub-Account was liquidated.
The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2023 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2023, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account recognizes transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2023 and 2022.

g) Accounting for Uncertain Tax Positions - The statute of limitations is closed through the 2019 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2023.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 0.30%
MAV Plus Benefit Charge maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Lifetime Income Foundation Charge maximum of 0.30%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.
f) Transactions with Related Parties - The Sponsor and its affiliates may receive fees from funds for services provided.
4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2023 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
AB VPS Balanced Hedged Allocation Portfolio	$978,596	$1,650,179
AB VPS International Value Portfolio	$1,471,950	$7,505,288
AB VPS Discovery Value Portfolio+	$1,198,659	$1,806,489
AB VPS Sustainable International Thematic Portfolio	$145,676	$364,114
Invesco V.I. Government Securities Fund	$4,808,819	$2,511,366
Invesco V.I. High Yield Fund	$790,124	$705,978
Invesco V.I. EQV International Equity Fund	$9,828	$103,087
Invesco V.I. Diversified Dividend Fund	$3,291,335	$5,421,413
Invesco V.I. Government Money Market Fund	$39,892,183	$25,203,204
AB VPS Relative Value Portfolio+	$2,733,418	$3,559,775
American Funds Insurance Series® The Bond Fund of America®	$330,150	$309,678
American Funds Insurance Series® Global Growth Fund	$2,615,344	$3,019,017
American Funds Insurance Series® Growth Fund	$11,685,142	$22,449,445
American Funds Insurance Series® Growth-Income Fund	$8,606,641	$14,493,996
American Funds Insurance Series® International Fund	$966,995	$3,543,907
American Funds Insurance Series® Global Small Capitalization Fund	$364,570	$1,033,564
Allspring VT Discovery All Cap Growth Fund+	$108,562	$159,713
Fidelity® VIP Equity-Income Portfolio	$2,299,511	$4,124,857
Fidelity® VIP Growth Portfolio	$3,464,649	$3,675,492
Fidelity® VIP Contrafund® Portfolio	$6,692,808	$22,734,892
Fidelity® VIP Mid Cap Portfolio	$1,739,736	$4,167,403
Fidelity® VIP Value Strategies Portfolio	$1,326,975	$2,969,103
Fidelity® VIP Dynamic Capital Appreciation Portfolio	$641,634	$824,522
Franklin Income VIP Fund	$147,796	$143,047
Franklin Small-Mid Cap Growth VIP Fund	$678,896	$1,958,604
Franklin Small Cap Value VIP Fund	$55,133	$95,524
Franklin Strategic Income VIP Fund	$1,781,220	$2,503,897
Franklin Mutual Shares VIP Fund	$3,122,121	$3,270,553
Templeton Developing Markets VIP Fund	$157,677	$627,417
Templeton Growth VIP Fund	$513,243	$1,061,464
Franklin Mutual Global Discovery VIP Fund	$10,097	$14,324
Templeton Global Bond VIP Fund	$19,973	$142,218
Hartford Balanced HLS Fund	$1,533,941	$3,450,999
Hartford Total Return Bond HLS Fund	$25,058,622	$40,575,209
Hartford Capital Appreciation HLS Fund	$1,952,740	$7,205,751
Hartford Dividend and Growth HLS Fund	$20,750,908	$27,857,242
Hartford Disciplined Equity HLS Fund	$5,901,017	$25,562,372
Hartford International Opportunities HLS Fund	$2,678,750	$8,748,363
Hartford MidCap HLS Fund	$828,321	$1,286,056
Hartford Ultrashort Bond HLS Fund	$5,411,823	$12,241,469
Hartford Small Company HLS Fund	$988,213	$3,541,997
Hartford SmallCap Growth HLS Fund	$480,518	$1,844,500
Hartford Stock HLS Fund	$1,201,400	$2,549,249
Lord Abbett Series Fund - Fundamental Equity Portfolio	$931,392	$3,180,529
Lord Abbett Series Fund - Dividend Growth Portfolio	$716,876	$1,790,369
Lord Abbett Series Fund - Bond Debenture Portfolio	$2,231,114	$3,914,379
Lord Abbett Series Fund - Growth and Income Portfolio	$3,077,767	$8,225,950
MFS® Growth Series	$787,254	$733,143
MFS® Investors Trust Series	$444,289	$676,643
MFS® Total Return Series	$3,556,227	$4,807,930
MFS® Value Series	$95,550	$169,967
BlackRock S&P 500 Index V.I. Fund	$2,429,097	$2,277,251
Invesco V.I. Equity and Income Fund	$1,624,026	$2,953,313
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	$2,345,385	$24,092,196
Morgan Stanley VIF Emerging Markets Debt Portfolio	$201,477	$452,665
Morgan Stanley VIF Emerging Markets Equity Portfolio	$657,821	$1,298,950
Morgan Stanley VIF Growth Portfolio	$2,086,620	$10,285,493
Morgan Stanley VIF Discovery Portfolio	$389,268	$900,085
Invesco V.I. American Value Fund	$4,569,418	$3,243,726
Invesco V.I. Equally-Weighted S&P 500 Fund	$4,238,139	$5,472,879
Morgan Stanley VIF Global Franchise Portfolio+	$395,760	$6,009,676
Invesco V.I. Discovery Mid Cap Growth Fund	$416,681	$770,079
Invesco V.I. Capital Appreciation Fund	$1,423,961	$3,832,369
Invesco V.I. Global Fund	$9,472,733	$14,155,667
Invesco V.I. Main Street Fund®	$431,680	$804,717
Invesco V.I. Main Street Small Cap Fund®	$1,797,000	$4,252,745
Putnam VT Diversified Income Fund	$1,129,206	$1,667,795
Putnam VT Global Asset Allocation Fund	$59,789	$364,599
Putnam VT Large Cap Growth Fund+	$2,003,638	$641,024
Putnam VT International Value Fund	$1,337,158	$2,229,216
Putnam VT International Equity Fund	$943,731	$4,350,945
Putnam VT Core Equity Fund+	$2,793,485	$1,758,632
Putnam VT Sustainable Leaders Fund	$519,734	$2,557,975
Putnam VT Small Cap Value Fund	$3,087,342	$2,917,971
Putnam VT George Putnam Balanced Fund	$63,699	$444,512
Putnam VT Large Cap Value Fund	$2,408,830	$2,604,994
Invesco V.I. Growth and Income Fund	$6,176,357	$6,242,174
Invesco V.I. Comstock Fund	$6,631,103	$9,391,493
Invesco V.I. American Franchise Fund	$54,853	$99,185
Allspring VT Index Asset Allocation Fund	$8,403	$6,547
Allspring VT International Equity Fund	$555	$5,708
Allspring VT Small Cap Growth Fund	$74,718	$102,633
Allspring VT Discovery SMID Cap Growth Fund+	$—	$19,284
Allspring VT Opportunity Fund	$1,855	$1,885
Morgan Stanley VIF Global Infrastructure Portfolio	$1,718,555	$2,092,150
MFS® Core Equity Portfolio	$912,268	$561,787
MFS® Massachusetts Investors Growth Stock Portfolio	$426,057	$364,790

+ See Note 1 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2023 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	16,516	84,183	(67,667)
AB VPS International Value Portfolio	139,718	715,664	(575,946)
AB VPS Discovery Value Portfolio+	12,385	56,548	(44,163)
AB VPS Sustainable International Thematic Portfolio	7,107	33,564	(26,457)
Invesco V.I. Government Securities Fund	524,790	269,992	254,798
Invesco V.I. High Yield Fund	45,912	50,264	(4,352)
Invesco V.I. EQV International Equity Fund	671	6,825	(6,154)
Invesco V.I. Diversified Dividend Fund	14,058	202,407	(188,349)
Invesco V.I. Government Money Market Fund	3,961,175	2,573,732	1,387,443
AB VPS Relative Value Portfolio+	89,780	251,587	(161,807)
American Funds Insurance Series® The Bond Fund of America®	26,906	29,166	(2,260)
American Funds Insurance Series® Global Growth Fund	28,999	91,088	(62,089)
American Funds Insurance Series® Growth Fund	96,428	480,306	(383,878)
American Funds Insurance Series® Growth-Income Fund	82,221	364,067	(281,846)
American Funds Insurance Series® International Fund	46,834	207,763	(160,929)
American Funds Insurance Series® Global Small Capitalization Fund	11,393	36,077	(24,684)
Allspring VT Discovery All Cap Growth Fund+	1,438	3,881	(2,443)
Fidelity® VIP Equity-Income Portfolio	47,704	146,824	(99,120)
Fidelity® VIP Growth Portfolio	50,991	70,723	(19,732)
Fidelity® VIP Contrafund® Portfolio	53,196	535,898	(482,702)
Fidelity® VIP Mid Cap Portfolio	24,978	112,962	(87,984)
Fidelity® VIP Value Strategies Portfolio	37,639	101,188	(63,549)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	12,947	24,038	(11,091)
Franklin Income VIP Fund	1,789	6,833	(5,044)
Franklin Small-Mid Cap Growth VIP Fund	23,784	68,211	(44,427)
Franklin Small Cap Value VIP Fund	1,145	3,221	(2,076)
Franklin Strategic Income VIP Fund	55,351	116,531	(61,180)
Franklin Mutual Shares VIP Fund	37,347	119,479	(82,132)
Templeton Developing Markets VIP Fund	4,205	26,857	(22,652)
Templeton Growth VIP Fund	58,385	56,948	1,437
Franklin Mutual Global Discovery VIP Fund	156	663	(507)
Templeton Global Bond VIP Fund	1,740	11,601	(9,861)
Hartford Balanced HLS Fund	105,998	834,051	(728,053)
Hartford Total Return Bond HLS Fund	6,092,479	13,381,433	(7,288,954)
Hartford Capital Appreciation HLS Fund	32,044	208,791	(176,747)
Hartford Dividend and Growth HLS Fund	535,040	4,095,339	(3,560,299)
Hartford Disciplined Equity HLS Fund	725,561	4,509,904	(3,784,343)
Hartford International Opportunities HLS Fund	778,567	2,904,857	(2,126,290)
Hartford MidCap HLS Fund	30,597	115,280	(84,683)
Hartford Ultrashort Bond HLS Fund	3,653,956	9,492,291	(5,838,335)
Hartford Small Company HLS Fund	190,073	614,815	(424,742)
Hartford SmallCap Growth HLS Fund	100,584	381,459	(280,875)
Hartford Stock HLS Fund	151,304	614,650	(463,346)
Lord Abbett Series Fund - Fundamental Equity Portfolio	14,919	106,483	(91,564)
Lord Abbett Series Fund - Dividend Growth Portfolio	6,438	48,957	(42,519)
Lord Abbett Series Fund - Bond Debenture Portfolio	60,385	190,869	(130,484)
Lord Abbett Series Fund - Growth and Income Portfolio	78,706	321,366	(242,660)
MFS® Growth Series	15,809	21,846	(6,037)
MFS® Investors Trust Series	5,802	21,212	(15,410)
MFS® Total Return Series	58,156	171,316	(113,160)
MFS® Value Series	1,251	5,842	(4,591)
BlackRock S&P 500 Index V.I. Fund	98,051	133,543	(35,492)
Invesco V.I. Equity and Income Fund	23,538	106,102	(82,564)
Morgan Stanley VIF Core Plus Fixed Income Portfolio+	109,309	1,783,928	(1,674,619)
Morgan Stanley VIF Emerging Markets Debt Portfolio	3,119	19,028	(15,909)
Morgan Stanley VIF Emerging Markets Equity Portfolio	21,967	65,692	(43,725)
Morgan Stanley VIF Growth Portfolio	78,717	325,260	(246,543)
Morgan Stanley VIF Discovery Portfolio	11,034	23,159	(12,125)
Invesco V.I. American Value Fund	18,403	83,608	(65,205)
Invesco V.I. Equally-Weighted S&P 500 Fund	15,203	127,071	(111,868)
Morgan Stanley VIF Global Franchise Portfolio+	1,513	122,617	(121,104)
Invesco V.I. Discovery Mid Cap Growth Fund	20,156	23,396	(3,240)
Invesco V.I. Capital Appreciation Fund	52,246	116,852	(64,606)
Invesco V.I. Global Fund	95,455	463,015	(367,560)
Invesco V.I. Main Street Fund®	3,900	25,198	(21,298)
Invesco V.I. Main Street Small Cap Fund®	51,911	117,494	(65,583)
Putnam VT Diversified Income Fund	27,406	83,949	(56,543)
Putnam VT Global Asset Allocation Fund	417	8,532	(8,115)
Putnam VT Large Cap Growth Fund+	73,211	22,196	51,015
Putnam VT International Value Fund	128,678	215,277	(86,599)
Putnam VT International Equity Fund	53,092	217,654	(164,562)
Putnam VT Core Equity Fund+	66,640	55,035	11,605
Putnam VT Sustainable Leaders Fund	3,577	52,756	(49,179)
Putnam VT Small Cap Value Fund	32,026	58,440	(26,414)
Putnam VT George Putnam Balanced Fund	1,011	16,828	(15,817)
Putnam VT Large Cap Value Fund	30,805	51,393	(20,588)
Invesco V.I. Growth and Income Fund	35,154	172,417	(137,263)
Invesco V.I. Comstock Fund	48,045	225,782	(177,737)
Invesco V.I. American Franchise Fund	697	1,906	(1,209)
Allspring VT Index Asset Allocation Fund	10	990	(980)
Allspring VT International Equity Fund	19	353	(334)
Allspring VT Small Cap Growth Fund	18,650	23,917	(5,267)
Allspring VT Discovery SMID Cap Growth Fund+	—	476	(476)
Allspring VT Opportunity Fund	—	41	(41)
Morgan Stanley VIF Global Infrastructure Portfolio	25,692	122,091	(96,399)
MFS® Core Equity Portfolio	34,548	22,754	11,794
MFS® Massachusetts Investors Growth Stock Portfolio	11,381	13,153	(1,772)

+ See Note 1 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2022 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
AB VPS Balanced Hedged Allocation Portfolio	18,319	77,683	(59,364)
AB VPS International Value Portfolio	377,340	393,708	(16,368)
AB VPS Small/Mid Cap Value Portfolio	16,182	94,028	(77,846)
AB VPS Sustainable International Thematic Portfolio	26,452	34,797	(8,345)
Invesco V.I. Government Securities Fund	107,304	132,433	(25,129)
Invesco V.I. High Yield Fund	17,792	51,945	(34,153)
Invesco V.I. EQV International Equity Fund	2,583	2,608	(25)
Invesco V.I. Diversified Dividend Fund	93,828	148,357	(54,529)
Invesco V.I. Government Money Market Fund	2,348,382	2,054,079	294,303
AB VPS Growth and Income Portfolio	97,007	317,506	(220,499)
American Funds Insurance Series® The Bond Fund of America®	7,135	34,502	(27,367)
American Funds Insurance Series® Global Growth Fund	31,530	119,413	(87,883)
American Funds Insurance Series® Growth Fund	115,984	459,724	(343,740)
American Funds Insurance Series® Growth-Income Fund	125,621	382,030	(256,409)
American Funds Insurance Series® International Fund	79,408	171,615	(92,207)
American Funds Insurance Series® Global Small Capitalization Fund	15,649	32,284	(16,635)
Allspring VT Omega Growth Fund	2,749	1,600	1,149
Fidelity® VIP Equity-Income Portfolio	34,458	178,555	(144,097)
Fidelity® VIP Growth Portfolio	36,562	119,810	(83,248)
Fidelity® VIP Contrafund® Portfolio	144,961	481,506	(336,545)
Fidelity® VIP Mid Cap Portfolio	33,998	160,598	(126,600)
Fidelity® VIP Value Strategies Portfolio	94,193	54,910	39,283
Fidelity® VIP Dynamic Capital Appreciation Portfolio	8,116	32,791	(24,675)
Franklin Income VIP Fund	211	8,522	(8,311)
Franklin Small-Mid Cap Growth VIP Fund	23,858	55,192	(31,334)
Franklin Small Cap Value VIP Fund	1,423	3,685	(2,262)
Franklin Strategic Income VIP Fund	16,100	119,500	(103,400)
Franklin Mutual Shares VIP Fund	20,121	149,844	(129,723)
Templeton Developing Markets VIP Fund	11,890	20,052	(8,162)
Templeton Growth VIP Fund	8,930	45,472	(36,542)
Franklin Mutual Global Discovery VIP Fund	55	12,028	(11,973)
Templeton Global Bond VIP Fund	1,095	5,470	(4,375)
Hartford Balanced HLS Fund	256,587	1,130,434	(873,847)
Hartford Total Return Bond HLS Fund	4,711,394	19,197,565	(14,486,171)
Hartford Capital Appreciation HLS Fund	54,875	233,995	(179,120)
Hartford Dividend and Growth HLS Fund	1,014,217	5,487,518	(4,473,301)
Hartford Disciplined Equity HLS Fund	907,123	4,458,498	(3,551,375)
Hartford International Opportunities HLS Fund	1,659,346	3,394,580	(1,735,234)
Hartford MidCap HLS Fund	85,833	112,495	(26,662)
Hartford Ultrashort Bond HLS Fund	7,120,050	17,284,171	(10,164,121)
Hartford Small Company HLS Fund	579,113	567,035	12,078
Hartford SmallCap Growth HLS Fund	253,300	418,186	(164,886)
Hartford Stock HLS Fund	561,448	472,799	88,649
Lord Abbett Series Fund - Fundamental Equity Portfolio	27,035	133,249	(106,214)
Lord Abbett Series Fund - Dividend Growth Portfolio	5,711	42,794	(37,083)
Lord Abbett Series Fund - Bond Debenture Portfolio	64,864	228,647	(163,783)
Lord Abbett Series Fund - Growth and Income Portfolio	49,548	456,697	(407,149)
MFS® Growth Series	10,887	29,612	(18,725)
MFS® Investors Trust Series	4,966	20,394	(15,428)
MFS® Total Return Series	62,561	230,977	(168,416)
MFS® Value Series	1,474	14,504	(13,030)
BlackRock S&P 500 Index V.I. Fund	105,173	196,877	(91,704)
Invesco V.I. Equity and Income Fund	16,370	68,053	(51,683)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	96,811	349,941	(253,130)
Morgan Stanley VIF Emerging Markets Debt Portfolio	1,306	11,500	(10,194)
Morgan Stanley VIF Emerging Markets Equity Portfolio	54,614	112,650	(58,036)
Morgan Stanley VIF Growth Portfolio	100,011	271,679	(171,668)
Morgan Stanley VIF Discovery Portfolio	18,514	27,672	(9,158)
Invesco V.I. American Value Fund	43,611	101,374	(57,763)
Invesco V.I. Equally-Weighted S&P 500 Fund	17,278	128,584	(111,306)
Morgan Stanley VIF Global Franchise Portfolio	4,152	19,998	(15,846)
Invesco V.I. Discovery Mid Cap Growth Fund	25,259	57,670	(32,411)
Invesco V.I. Capital Appreciation Fund	51,059	89,126	(38,067)
Invesco V.I. Global Fund	234,470	316,973	(82,503)
Invesco V.I. Main Street Fund®	6,516	35,624	(29,108)
Invesco V.I. Main Street Small Cap Fund®	30,765	117,723	(86,958)
Putnam VT Diversified Income Fund	33,739	139,269	(105,530)
Putnam VT Global Asset Allocation Fund	510	17,959	(17,449)
Putnam VT Growth Opportunities Fund	7,985	71,612	(63,627)
Putnam VT International Value Fund	78,663	244,439	(165,776)
Putnam VT International Equity Fund	128,430	129,184	(754)
Putnam VT Multi-Cap Core Fund	29,129	121,724	(92,595)
Putnam VT Sustainable Leaders Fund	23,870	38,213	(14,343)
Putnam VT Small Cap Value Fund	44,256	110,829	(66,573)
Putnam VT George Putnam Balanced Fund	9,931	19,041	(9,110)
Putnam VT Large Cap Value Fund	48,577	60,409	(11,832)
Invesco V.I. Growth and Income Fund	73,213	196,003	(122,790)
Invesco V.I. Comstock Fund	164,351	225,021	(60,670)
Invesco V.I. American Franchise Fund	918	6,772	(5,854)
Allspring VT Index Asset Allocation Fund	8	1,551	(1,543)
Allspring VT International Equity Fund	179	336	(157)
Allspring VT Small Cap Growth Fund	27,824	20,754	7,070
Allspring VT Discovery Fund	209	65	144
Allspring VT Opportunity Fund	—	44	(44)
Morgan Stanley VIF Global Infrastructure Portfolio	30,646	89,603	(58,957)
MFS® Core Equity Portfolio	11,352	18,842	(7,490)
MFS® Massachusetts Investors Growth Stock Portfolio	4,392	18,701	(14,309)

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2023. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios that had assets during the period reported. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios that had assets during the period reported. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
AB VPS Balanced Hedged Allocation Portfolio
2023	598,725	$16.288071	to	$22.435505	$11,660,192	0.75%	to	2.45%	0.91%	to	0.92%	9.93%	to	11.82%
2022	666,392	$14.816305	to	$20.064446	$11,643,421	0.75%	to	2.45%	2.98%	to	3.06%	(21.13)%	to	(19.77)%
2021	725,756	$18.785026	to	$25.009654	$15,911,317	0.75%	to	2.45%	0.26%	to	0.27%	10.62%	to	12.52%
2020	826,183	$16.981292	to	$22.227308	$16,221,767	0.75%	to	2.45%	2.16%	to	2.17%	6.61%	to	8.44%
2019	920,203	$15.928658	to	$20.498130	$16,790,829	0.75%	to	2.45%	2.31%	to	2.33%	15.34%	to	17.32%
AB VPS International Value Portfolio
2023	2,699,827	$12.284363	to	$13.524767	$28,799,090	0.75%	to	2.65%	0.70%	to	0.71%	11.83%	to	13.97%
2022	3,275,773	$10.778252	to	$12.094043	$30,889,304	0.75%	to	2.65%	4.16%	to	4.17%	(16.05)%	to	(14.44)%
2021	3,292,141	$12.597182	to	$14.406340	$36,599,079	0.75%	to	2.65%	1.68%	to	1.73%	7.96%	to	10.03%
2020	3,771,921	$11.449274	to	$13.344661	$38,358,783	0.75%	to	2.65%	1.55%	to	1.57%	(0.46)%	to	1.45%
2019	3,836,709	$11.285929	to	$13.406621	$38,797,563	0.75%	to	2.65%	0.79%	to	0.82%	13.74%	to	15.92%
AB VPS Discovery Value Portfolio+
2023	281,766	$37.583809	to	$39.880851	$9,379,458	0.75%	to	2.65%	0.75%	to	0.82%	13.81%	to	15.99%
2022	325,929	$32.402717	to	$35.042020	$9,412,772	0.75%	to	2.65%	0.83%	to	0.83%	(18.02)%	to	(16.45)%
2021	403,775	$38.781078	to	$42.745107	$13,909,280	0.75%	to	2.65%	0.55%	to	0.60%	32.06%	to	34.59%
2020	429,891	$28.813717	to	$32.367390	$11,191,467	0.75%	to	2.65%	0.80%	to	0.82%	0.36%	to	2.28%
2019	467,366	$28.170423	to	$32.251700	$11,951,465	0.75%	to	2.65%	0.27%	to	0.31%	16.77%	to	19.01%
AB VPS Sustainable International Thematic Portfolio
2023	187,117	$11.781243	to	$17.799546	$2,006,570	0.75%	to	2.65%	—%	to	—%	9.42%	to	11.51%
2022	213,574	$10.564730	to	$16.267568	$2,063,403	0.75%	to	2.65%	—%	to	—%	(29.70)%	to	(28.35)%
2021	221,919	$14.744088	to	$23.139121	$3,001,301	0.75%	to	2.65%	—%	to	—%	5.18%	to	7.20%
2020	247,476	$13.753754	to	$21.998874	$3,136,285	0.75%	to	2.65%	1.00%	to	1.12%	26.21%	to	28.63%
2019	291,269	$10.692174	to	$17.429695	$2,875,392	0.75%	to	2.65%	0.27%	to	0.28%	23.91%	to	26.28%
Invesco V.I. Government Securities Fund
2023	739,974	$8.078920	to	$9.462822	$6,661,347	0.75%	to	2.85%	1.71%	to	5.16%	1.53%	to	3.84%
2022	485,176	$7.957505	to	$9.112942	$4,208,419	0.75%	to	2.85%	1.51%	to	2.10%	(13.09)%	to	(8.87)%
2021	510,305	$9.156184	to	$10.592198	$5,043,886	1.50%	to	2.85%	2.18%	to	2.39%	(5.18)%	to	(3.89)%
2020	470,514	$9.655950	to	$11.020532	$4,868,055	1.50%	to	2.85%	2.21%	to	2.29%	2.99%	to	4.39%
2019	478,606	$9.375253	to	$10.556720	$4,779,327	1.50%	to	2.85%	2.28%	to	2.36%	2.78%	to	4.18%
Invesco V.I. High Yield Fund
2023	299,012	$10.092045	to	$11.762747	$3,992,949	1.00%	to	2.85%	—%	to	0.78%	7.08%	to	9.08%
2022	303,364	$9.240400	to	$10.984969	$3,746,404	1.15%	to	2.85%	3.40%	to	4.70%	(12.10)%	to	(7.60)%
2021	337,517	$12.496733	to	$14.771739	$4,693,825	1.30%	to	2.85%	4.53%	to	4.78%	1.45%	to	3.03%
2020	357,551	$12.318201	to	$14.336765	$4,855,403	1.30%	to	2.85%	5.75%	to	6.04%	0.42%	to	1.98%
2019	390,640	$12.267129	to	$14.057815	$5,223,313	1.30%	to	2.85%	3.20%	to	4.61%	10.32%	to	12.04%
Invesco V.I. EQV International Equity Fund
2023	22,403	$15.197821	to	$15.936985	$354,057	1.00%	to	1.30%	—%	to	—%	16.35%	to	16.69%
2022	28,557	$13.062716	to	$13.657031	$387,273	1.00%	to	1.30%	1.44%	to	1.51%	(19.56)%	to	(19.32)%
2021	28,582	$16.238587	to	$16.926482	$480,897	1.00%	to	1.30%	1.07%	to	1.11%	4.24%	to	4.56%
2020	32,971	$15.577711	to	$16.188985	$531,236	1.00%	to	1.30%	2.12%	to	2.14%	12.27%	to	12.61%
2019	38,093	$13.875077	to	$14.376364	$545,021	1.00%	to	1.30%	1.23%	to	1.24%	26.58%	to	26.96%
Invesco V.I. Diversified Dividend Fund
2023	1,140,539	$21.754727	to	$27.390728	$30,222,676	1.30%	to	2.85%	1.74%	to	1.90%	5.71%	to	7.64%
2022	1,328,888	$20.578662	to	$25.447325	$32,790,621	1.30%	to	2.85%	1.57%	to	1.76%	(4.68)%	to	(2.95)%
2021	1,383,417	$21.589428	to	$26.220885	$35,237,139	1.30%	to	2.85%	1.98%	to	2.05%	15.26%	to	17.36%
2020	1,514,346	$18.730463	to	$22.342569	$32,943,004	1.30%	to	2.85%	2.94%	to	3.10%	(2.94)%	to	(1.15)%
2019	1,725,159	$19.298093	to	$22.602936	$38,065,695	1.30%	to	2.85%	2.71%	to	2.91%	21.27%	to	23.48%
Invesco V.I. Government Money Market Fund
2023	7,565,391	$8.769509	to	$10.271479	$71,888,389	0.75%	to	2.85%	4.38%	to	4.71%	1.67%	to	4.09%
2022	6,177,948	$8.625496	to	$9.868202	$57,199,318	0.75%	to	2.85%	1.19%	to	1.48%	(1.59)%	to	0.70%
2021	5,883,645	$8.764919	to	$9.799820	$54,846,488	0.75%	to	2.85%	0.01%	to	0.01%	(2.80)%	to	(0.74)%
2020	6,264,163	$9.017706	to	$9.872922	$59,084,535	0.75%	to	2.85%	0.21%	to	0.25%	(2.60)%	to	(0.46)%
2019	5,239,601	$9.258696	to	$9.918056	$50,362,145	0.75%	to	2.85%	1.64%	to	1.89%	(1.21)%	to	1.14%
AB VPS Relative Value Portfolio+
2023	1,185,858	$13.757293	to	$15.081277	$17,145,887	0.75%	to	2.65%	1.13%	to	1.31%	8.80%	to	10.89%
2022	1,347,665	$12.644319	to	$13.600517	$17,717,264	0.75%	to	2.65%	1.06%	to	1.15%	(6.92)%	to	(5.13)%
2021	1,568,164	$13.584235	to	$14.336472	$21,925,414	0.75%	to	2.65%	0.63%	to	0.63%	24.50%	to	26.88%
2020	1,921,191	$10.911315	to	$11.299007	$21,358,213	0.75%	to	2.65%	1.35%	to	1.49%	(0.21)%	to	1.71%
2019♦	1,977,719	$10.933892	to	$11.109324	$21,808,512	0.75%	to	2.65%	1.02%	to	1.03%	9.34%	to	11.09%
American Funds Insurance Series® The Bond Fund of America®
2023	212,925	$9.931331	to	$10.124707	$2,145,159	1.00%	to	1.30%	3.32%	to	3.33%	3.37%	to	3.68%
2022	215,185	$9.607514	to	$9.765234	$2,092,867	1.00%	to	1.30%	2.60%	to	2.66%	(13.88)%	to	(13.62)%
2021	242,552	$11.155537	to	$11.304674	$2,733,386	1.00%	to	1.30%	1.15%	to	1.29%	(1.87)%	to	(1.58)%
2020	237,275	$11.368267	to	$11.485731	$2,719,489	1.00%	to	1.30%	1.84%	to	1.96%	7.97%	to	8.29%
2019	257,840	$10.529337	to	$10.606271	$2,730,961	1.00%	to	1.30%	2.15%	to	2.27%	7.67%	to	8.00%
American Funds Insurance Series® Global Growth Fund
2023	533,799	$17.069693	to	$39.660359	$18,943,911	1.00%	to	2.85%	0.68%	to	0.88%	19.16%	to	21.08%
2022	595,888	$14.098184	to	$33.283094	$17,212,532	1.00%	to	2.85%	0.43%	to	0.66%	(26.86)%	to	(25.67)%
2021	683,771	$18.966415	to	$45.504456	$26,651,539	1.00%	to	2.85%	0.22%	to	0.33%	13.15%	to	14.98%
2020	756,574	$16.495357	to	$40.216053	$25,523,193	1.00%	to	2.85%	0.16%	to	0.35%	26.80%	to	28.87%
2019	857,183	$12.799788	to	$31.715873	$22,648,098	1.00%	to	2.85%	0.95%	to	1.22%	31.48%	to	33.53%
American Funds Insurance Series® Growth Fund
2023	2,967,535	$23.295757	to	$62.581829	$137,077,389	1.00%	to	2.85%	0.17%	to	0.36%	34.60%	to	36.76%
2022	3,351,413	$17.033506	to	$46.496267	$114,515,182	1.00%	to	2.85%	0.10%	to	0.31%	(31.91)%	to	(30.81)%
2021	3,695,153	$24.618843	to	$68.286186	$183,472,535	1.00%	to	2.85%	0.06%	to	0.22%	18.56%	to	20.47%
2020	4,157,085	$20.435039	to	$57.594694	$171,418,048	1.00%	to	2.85%	0.21%	to	0.31%	47.81%	to	50.21%
2019	4,855,480	$13.604692	to	$38.964778	$133,729,036	1.00%	to	2.85%	0.54%	to	0.76%	27.10%	to	29.14%
American Funds Insurance Series® Growth-Income Fund
2023	2,314,262	$18.422119	to	$42.479747	$93,188,156	1.00%	to	2.85%	1.16%	to	1.31%	22.60%	to	24.57%
2022	2,596,108	$14.788099	to	$34.650125	$84,486,636	1.00%	to	2.85%	1.06%	to	1.26%	(18.84)%	to	(17.54)%
2021	2,852,517	$17.932740	to	$42.694898	$112,990,986	1.00%	to	2.85%	0.95%	to	1.12%	20.61%	to	22.57%
2020	3,180,287	$14.630813	to	$35.399020	$103,151,803	1.00%	to	2.85%	1.14%	to	1.35%	10.36%	to	12.12%
2019	3,601,449	$13.049109	to	$32.077355	$105,162,978	1.00%	to	2.85%	1.42%	to	1.61%	22.59%	to	24.60%
American Funds Insurance Series® International Fund
2023	1,168,994	$10.901003	to	$18.572411	$19,235,882	1.00%	to	2.85%	1.07%	to	1.26%	12.59%	to	14.41%
2022	1,329,923	$9.528196	to	$16.495693	$19,212,367	1.00%	to	2.85%	1.54%	to	1.69%	(23.02)%	to	(21.81)%
2021	1,422,130	$12.185706	to	$21.427362	$26,505,703	1.00%	to	2.85%	2.20%	to	2.45%	(4.26)%	to	(2.69)%
2020	1,547,236	$12.522654	to	$22.381819	$29,777,983	1.00%	to	2.85%	0.45%	to	0.66%	10.77%	to	12.53%
2019	1,709,753	$11.128469	to	$20.205671	$29,274,283	1.00%	to	2.85%	1.09%	to	1.33%	19.43%	to	21.45%
American Funds Insurance Series® Global Small Capitalization Fund
2023	273,547	$13.432974	to	$29.345395	$7,346,218	1.00%	to	2.85%	0.03%	to	0.26%	12.91%	to	14.63%
2022	298,231	$11.718135	to	$25.990328	$7,053,901	1.00%	to	2.85%	—%	to	—%	(31.54)%	to	(30.39)%
2021	314,866	$16.833983	to	$37.963283	$10,865,041	1.00%	to	2.85%	—%	to	—%	3.74%	to	5.37%
2020	345,076	$15.976393	to	$36.595066	$11,355,265	1.00%	to	2.85%	0.13%	to	0.17%	26.08%	to	28.10%
2019	397,419	$12.471597	to	$29.025539	$10,242,355	1.00%	to	2.85%	0.01%	to	0.15%	27.82%	to	29.94%
Allspring VT Discovery All Cap Growth Fund+
2023	12,785	$38.083129	to	$46.595382	$566,614	1.15%	to	2.65%	—%	to	—%	29.69%	to	31.65%
2022	15,228	$29.364709	to	$35.394087	$514,887	1.15%	to	2.65%	—%	to	—%	(38.85)%	to	(37.92)%
2021	14,079	$48.017615	to	$57.013070	$768,704	1.15%	to	2.65%	—%	to	—%	11.97%	to	13.66%
2020	16,647	$44.020458	to	$50.162098	$800,357	1.15%	to	2.40%	—%	to	—%	39.79%	to	41.55%
2019	23,919	$31.489875	to	$35.437921	$812,799	1.15%	to	2.40%	—%	to	—%	33.80%	to	35.48%
Fidelity® VIP Equity-Income Portfolio
2023	903,005	$31.674495	to	$34.382983	$25,176,343	0.75%	to	2.65%	1.76%	to	1.77%	7.49%	to	9.55%
2022	1,002,125	$28.912311	to	$31.986452	$25,695,477	0.75%	to	2.65%	1.73%	to	1.79%	(7.72)%	to	(5.95)%
2021	1,146,222	$30.742567	to	$34.664189	$31,439,127	0.75%	to	2.65%	1.61%	to	1.66%	21.35%	to	23.67%
2020	1,338,590	$24.857625	to	$28.565809	$29,873,495	0.75%	to	2.65%	1.56%	to	1.64%	3.66%	to	5.65%
2019	1,475,395	$23.529296	to	$27.558115	$31,411,559	0.75%	to	2.65%	1.75%	to	1.81%	23.78%	to	26.16%
Fidelity® VIP Growth Portfolio
2023	426,588	$63.569172	to	$64.695630	$23,655,660	0.75%	to	2.65%	—%	to	—%	32.34%	to	34.87%
2022	446,320	$47.132170	to	$48.886270	$18,537,815	0.75%	to	2.65%	0.25%	to	0.31%	(26.62)%	to	(25.21)%
2021	529,568	$63.017825	to	$66.619281	$29,394,645	0.75%	to	2.65%	—%	to	—%	19.69%	to	21.99%
2020	585,242	$51.660305	to	$55.659715	$27,043,881	0.75%	to	2.65%	0.03%	to	0.04%	39.80%	to	42.48%
2019	619,212	$36.258606	to	$39.814253	$20,293,959	0.75%	to	2.65%	0.06%	to	0.07%	30.47%	to	32.98%
Fidelity® VIP Contrafund® Portfolio
2023	2,957,676	$47.008865	to	$51.114669	$132,712,474	0.75%	to	2.65%	0.26%	to	0.26%	29.64%	to	32.12%
2022	3,440,378	$36.261376	to	$38.687306	$117,636,444	0.75%	to	2.65%	0.24%	to	0.26%	(28.41)%	to	(27.04)%
2021	3,776,923	$50.654083	to	$53.023928	$177,917,158	0.75%	to	2.65%	0.03%	to	0.03%	24.18%	to	26.56%
2020	4,407,922	$40.791530	to	$41.896828	$165,330,401	0.75%	to	2.65%	0.08%	to	0.08%	26.83%	to	29.26%
2019	5,254,287	$32.162459	to	$32.412549	$153,524,716	0.75%	to	2.65%	0.22%	to	0.22%	27.84%	to	30.29%
Fidelity® VIP Mid Cap Portfolio
2023	885,461	$37.448097	to	$40.886884	$31,671,992	0.75%	to	2.65%	0.38%	to	0.39%	11.80%	to	13.94%
2022	973,445	$33.495370	to	$35.883166	$30,811,771	0.75%	to	2.65%	0.27%	to	0.28%	(17.19)%	to	(15.60)%
2021	1,100,045	$40.450461	to	$42.517207	$41,466,232	0.75%	to	2.65%	0.34%	to	0.37%	22.03%	to	24.37%
2020	1,282,075	$33.147797	to	$34.185988	$39,186,155	0.75%	to	2.65%	0.39%	to	0.40%	14.79%	to	16.99%
2019	1,492,144	$28.878159	to	$29.222127	$39,234,678	0.75%	to	2.65%	0.63%	to	0.65%	19.95%	to	22.25%
Fidelity® VIP Value Strategies Portfolio
2023	141,541	$28.525875	to	$38.927886	$4,901,392	0.75%	to	2.40%	0.86%	to	0.92%	17.75%	to	19.71%
2022	205,090	$24.226233	to	$32.519569	$5,888,265	0.75%	to	2.40%	0.81%	to	0.95%	(9.55)%	to	(8.04)%
2021	165,807	$35.363338	to	$48.607551	$5,304,272	0.75%	to	2.65%	—%	to	1.27%	29.86%	to	32.35%
2020	133,240	$20.573961	to	$26.720428	$3,389,374	0.75%	to	2.40%	1.06%	to	1.07%	5.46%	to	7.21%
2019	142,001	$24.922653	to	$35.583144	$3,335,581	0.75%	to	2.65%	0.70%	to	1.37%	30.59%	to	33.10%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2023	125,272	$38.519677	to	$54.852222	$4,437,903	0.75%	to	2.65%	0.11%	to	0.13%	25.36%	to	27.76%
2022	136,363	$30.149475	to	$43.755669	$3,799,595	0.75%	to	2.65%	0.06%	to	0.11%	(23.12)%	to	(21.64)%
2021	161,038	$38.476007	to	$56.912837	$5,692,467	0.75%	to	2.65%	0.06%	to	0.12%	21.02%	to	23.34%
2020	186,707	$31.194560	to	$47.026877	$5,466,892	0.75%	to	2.65%	0.04%	to	0.05%	29.86%	to	32.35%
2019	200,421	$23.570538	to	$36.214599	$4,472,635	0.75%	to	2.65%	0.38%	to	0.39%	26.43%	to	28.85%
Franklin Income VIP Fund
2023	51,376	$19.251204	to	$20.187913	$1,016,902	1.00%	to	1.30%	4.90%	to	5.10%	7.14%	to	7.47%
2022	56,420	$17.967441	to	$18.785252	$1,042,038	1.00%	to	1.30%	4.61%	to	4.74%	(6.81)%	to	(6.53)%
2021	64,731	$19.281159	to	$20.098329	$1,281,982	1.00%	to	1.30%	4.42%	to	4.45%	15.08%	to	15.43%
2020	71,451	$16.754360	to	$17.412153	$1,227,205	1.00%	to	1.30%	5.27%	to	5.55%	(0.72)%	to	(0.42)%
2019	103,461	$16.876056	to	$17.486077	$1,779,030	1.00%	to	1.30%	5.14%	to	5.25%	14.55%	to	14.89%
Franklin Small-Mid Cap Growth VIP Fund
2023	496,856	$3.833178	to	$41.294567	$13,353,930	1.30%	to	2.85%	—%	to	—%	23.18%	to	25.10%
2022	541,283	$3.064066	to	$33.524031	$11,704,426	1.30%	to	2.85%	—%	to	—%	(35.56)%	to	(34.55)%
2021	572,617	$4.681498	to	$52.022538	$19,078,783	1.30%	to	2.85%	—%	to	—%	6.92%	to	8.59%
2020	640,066	$4.311080	to	$48.654992	$19,893,729	1.30%	to	2.85%	—%	to	—%	50.74%	to	53.09%
2019	736,906	$2.816027	to	$32.277769	$14,899,175	1.30%	to	2.85%	—%	to	—%	27.74%	to	29.74%
Franklin Small Cap Value VIP Fund
2023	12,857	$28.875989	to	$30.281326	$386,866	1.00%	to	1.30%	0.44%	to	0.45%	11.22%	to	11.55%
2022	14,933	$25.963306	to	$27.145328	$403,241	1.00%	to	1.30%	0.91%	to	0.93%	(11.27)%	to	(11.00)%
2021	17,195	$29.261561	to	$30.501997	$522,285	1.00%	to	1.30%	0.87%	to	0.88%	23.56%	to	23.93%
2020	20,347	$23.682808	to	$24.612870	$498,889	1.00%	to	1.30%	1.20%	to	1.42%	3.77%	to	4.08%
2019	21,739	$22.821822	to	$23.647005	$511,049	1.00%	to	1.30%	0.91%	to	0.93%	24.60%	to	24.97%
Franklin Strategic Income VIP Fund
2023	825,251	$2.227529	to	$14.108825	$15,506,739	1.30%	to	2.85%	4.69%	to	4.98%	5.32%	to	6.97%
2022	886,431	$2.082403	to	$13.395686	$15,704,952	1.30%	to	2.85%	4.39%	to	4.47%	(12.97)%	to	(11.61)%
2021	989,831	$2.356008	to	$15.392745	$20,150,882	1.30%	to	2.85%	3.41%	to	3.43%	(0.59)%	to	0.96%
2020	1,075,101	$2.333541	to	$15.484162	$21,882,207	1.30%	to	2.85%	5.04%	to	5.05%	0.84%	to	2.41%
2019	1,209,141	$2.278537	to	$15.355343	$24,376,941	1.30%	to	2.85%	5.32%	to	5.46%	5.36%	to	7.01%
Franklin Mutual Shares VIP Fund
2023	862,840	$19.681118	to	$23.209108	$22,454,483	1.00%	to	2.85%	1.74%	to	1.80%	10.28%	to	12.18%
2022	944,972	$17.543583	to	$21.046236	$22,108,022	1.00%	to	2.85%	1.70%	to	1.90%	(10.03)%	to	(8.39)%
2021	1,074,695	$19.150370	to	$23.393774	$27,495,915	1.00%	to	2.85%	2.70%	to	2.80%	15.82%	to	17.88%
2020	1,226,032	$16.245933	to	$20.198195	$26,272,266	1.00%	to	2.85%	2.79%	to	2.85%	(7.71)%	to	(6.11)%
2019	1,316,436	$17.303895	to	$21.886323	$30,472,706	1.00%	to	2.85%	1.73%	to	1.90%	19.13%	to	21.22%
Templeton Developing Markets VIP Fund
2023	139,625	$3.286986	to	$16.953750	$3,066,017	1.30%	to	2.85%	2.30%	to	2.30%	9.60%	to	11.32%
2022	162,277	$2.952835	to	$15.468099	$3,235,081	1.30%	to	2.85%	2.91%	to	3.38%	(23.91)%	to	(22.71)%
2021	170,439	$3.820693	to	$20.327621	$4,445,288	1.30%	to	2.85%	1.08%	to	1.08%	(8.17)%	to	(6.73)%
2020	181,239	$4.096390	to	$22.135044	$5,114,690	1.30%	to	2.85%	4.18%	to	4.35%	14.09%	to	15.87%
2019	202,966	$3.535300	to	$19.401747	$4,994,480	1.30%	to	2.85%	1.24%	to	1.25%	23.35%	to	25.28%
Templeton Growth VIP Fund
2023	282,777	$15.393042	to	$19.759961	$4,512,516	1.00%	to	2.85%	3.10%	to	3.32%	17.61%	to	19.59%
2022	281,340	$12.871631	to	$16.801090	$4,360,790	1.00%	to	2.85%	0.10%	to	0.16%	(13.99)%	to	(12.50)%
2021	317,882	$14.710195	to	$19.534551	$5,602,564	1.00%	to	2.85%	0.96%	to	1.06%	1.92%	to	3.80%
2020	357,560	$14.171226	to	$19.165649	$6,132,897	1.00%	to	2.85%	2.94%	to	2.96%	2.83%	to	4.60%
2019	396,590	$13.547671	to	$18.638810	$6,537,260	1.00%	to	2.85%	2.75%	to	2.78%	11.92%	to	13.82%
Franklin Mutual Global Discovery VIP Fund
2023	4,219	$21.244054	to	$22.277771	$93,963	1.00%	to	1.30%	2.23%	to	2.30%	18.58%	to	18.94%
2022	4,726	$17.915080	to	$18.730573	$88,503	1.00%	to	1.30%	0.01%	to	1.16%	(6.08)%	to	(5.80)%
2021	16,699	$19.075311	to	$19.883813	$323,578	1.00%	to	1.30%	2.48%	to	2.53%	17.44%	to	17.80%
2020	18,736	$16.242055	to	$16.879776	$309,282	1.00%	to	1.30%	2.21%	to	2.22%	(5.77)%	to	(5.49)%
2019	18,434	$17.237338	to	$17.860434	$322,461	1.00%	to	1.30%	1.42%	to	1.46%	22.67%	to	23.04%
Templeton Global Bond VIP Fund
2023	24,283	$11.846118	to	$12.422552	$298,083	1.00%	to	1.30%	—%	to	—%	1.49%	to	1.80%
2022	34,144	$11.672122	to	$12.203414	$409,230	1.00%	to	1.30%	—%	to	—%	(6.35)%	to	(6.07)%
2021	38,519	$12.463909	to	$12.992177	$492,306	1.00%	to	1.30%	—%	to	—%	(6.24)%	to	(5.96)%
2020	42,608	$13.293114	to	$13.815011	$580,173	1.00%	to	1.30%	7.69%	to	7.98%	(6.57)%	to	(6.29)%
2019	45,213	$14.228473	to	$14.742780	$657,701	1.00%	to	1.30%	6.86%	to	6.88%	0.54%	to	0.84%
Hartford Balanced HLS Fund
2023	6,279,417	$3.269672	to	$29.044820	$24,344,253	0.75%	to	2.70%	1.82%	to	1.86%	11.72%	to	13.92%
2022	7,007,470	$2.870135	to	$25.997550	$24,080,372	0.75%	to	2.70%	1.77%	to	1.77%	(15.73)%	to	(14.07)%
2021	7,881,317	$3.340183	to	$30.851727	$31,368,926	0.75%	to	2.70%	0.95%	to	0.99%	16.46%	to	18.75%
2020	8,831,167	$2.812788	to	$26.652450	$30,624,934	0.75%	to	2.65%	1.80%	to	1.85%	8.70%	to	10.78%
2019	9,700,777	$2.539028	to	$24.384267	$30,107,163	0.75%	to	2.70%	—%	to	1.92%	19.53%	to	21.88%
Hartford Total Return Bond HLS Fund
2023	83,221,798	$2.307021	to	$12.165947	$243,077,458	0.75%	to	2.65%	3.41%	to	3.46%	4.17%	to	6.17%
2022	90,510,752	$2.172954	to	$11.678799	$250,847,323	0.75%	to	2.65%	2.82%	to	2.95%	(16.46)%	to	(14.85)%
2021	104,996,923	$2.552039	to	$13.888442	$345,020,344	0.75%	to	2.70%	0.75%	to	2.44%	(3.58)%	to	(1.69)%
2020	107,667,448	$2.595793	to	$14.404813	$360,967,883	0.75%	to	2.70%	3.57%	to	3.69%	6.12%	to	8.21%
2019	109,547,017	$2.398795	to	$13.573620	$339,798,705	0.75%	to	2.70%	3.95%	to	6.71%	7.70%	to	9.82%
Hartford Capital Appreciation HLS Fund
2023	1,187,485	$39.719430	to	$42.124991	$41,064,089	0.75%	to	2.65%	0.81%	to	0.86%	16.86%	to	19.10%
2022	1,364,232	$33.348664	to	$36.046325	$39,989,581	0.75%	to	2.65%	0.93%	to	0.93%	(17.52)%	to	(15.93)%
2021	1,543,352	$39.668677	to	$43.701215	$54,276,198	0.75%	to	2.65%	0.46%	to	0.47%	11.76%	to	13.90%
2020	1,737,477	$34.826417	to	$39.102540	$54,172,335	0.75%	to	2.65%	0.53%	to	0.96%	18.73%	to	21.00%
2019	2,052,512	$28.781166	to	$32.934724	$53,336,045	0.75%	to	2.65%	1.16%	to	1.19%	27.85%	to	30.30%
Hartford Dividend and Growth HLS Fund
2023	25,031,092	$6.258917	to	$40.707201	$173,117,399	0.75%	to	2.65%	1.53%	to	1.57%	11.19%	to	13.32%
2022	28,591,391	$5.523075	to	$36.610157	$175,024,483	0.75%	to	2.65%	1.67%	to	1.99%	(11.32)%	to	(9.62)%
2021	33,064,692	$6.110626	to	$41.282540	$224,174,627	0.75%	to	2.65%	1.24%	to	1.27%	28.55%	to	31.01%
2020	39,231,121	$4.664227	to	$32.114764	$204,938,429	0.75%	to	2.65%	1.71%	to	2.19%	4.95%	to	6.96%
2019	35,589,844	$4.360565	to	$30.600049	$173,907,938	0.75%	to	2.65%	1.88%	to	1.88%	25.24%	to	27.64%
Hartford Disciplined Equity HLS Fund
2023	26,702,683	$5.051377	to	$49.670934	$157,405,054	0.75%	to	2.65%	0.81%	to	0.81%	18.08%	to	20.34%
2022	30,487,026	$4.197602	to	$42.066752	$149,691,366	0.75%	to	2.65%	0.96%	to	1.01%	(21.08)%	to	(19.56)%
2021	34,038,401	$5.218570	to	$53.303179	$210,081,292	0.75%	to	2.65%	0.54%	to	0.56%	22.24%	to	24.58%
2020	40,085,862	$4.188959	to	$43.606715	$198,923,579	0.75%	to	2.65%	0.49%	to	0.66%	14.95%	to	17.16%
2019	23,825,288	$3.575440	to	$37.933869	$97,630,948	0.75%	to	2.65%	0.73%	to	0.84%	30.62%	to	33.12%
Hartford International Opportunities HLS Fund
2023	17,509,130	$2.633044	to	$20.908619	$51,744,274	0.75%	to	2.65%	1.16%	to	1.19%	8.79%	to	10.88%
2022	19,635,420	$2.374658	to	$19.218494	$52,618,775	0.75%	to	2.65%	1.65%	to	1.80%	(20.29)%	to	(18.76)%
2021	21,370,654	$2.922935	to	$24.110339	$70,713,710	0.75%	to	2.65%	0.99%	to	1.02%	5.00%	to	7.01%
2020	23,766,005	$2.731401	to	$22.962539	$73,741,139	0.75%	to	2.65%	1.72%	to	1.93%	17.30%	to	19.55%
2019	28,045,775	$2.284757	to	$19.576026	$73,113,954	0.75%	to	2.65%	1.83%	to	1.84%	23.12%	to	25.48%
Hartford MidCap HLS Fund
2023	697,053	$10.527675	to	$11.227349	$7,587,330	0.75%	to	2.65%	0.04%	to	0.04%	11.87%	to	14.02%
2022	781,736	$9.410569	to	$9.847167	$7,536,681	0.75%	to	2.65%	0.88%	to	0.92%	(26.29)%	to	(24.87)%
2021	808,398	$12.757386	to	$13.106566	$10,467,821	0.75%	to	2.70%	—%	to	—%	6.98%	to	9.09%
2020♦	933,822	$11.925056	to	$12.014847	$11,183,739	0.75%	to	2.70%	0.05%	to	0.05%	19.25%	to	20.15%
Hartford Ultrashort Bond HLS Fund
2023	44,115,096	$1.243883	to	$7.615314	$56,690,425	0.75%	to	2.65%	1.31%	to	1.31%	2.43%	to	4.40%
2022	49,953,431	$1.191494	to	$7.434425	$61,308,285	0.75%	to	2.65%	0.22%	to	0.30%	(2.78)%	to	(0.91)%
2021	60,117,552	$1.202495	to	$7.597367	$75,731,213	0.75%	to	2.70%	0.69%	to	0.74%	(2.85)%	to	(0.94)%
2020	63,099,285	$1.213845	to	$7.819891	$80,065,994	0.75%	to	2.70%	1.47%	to	2.08%	(1.26)%	to	0.68%
2019	23,424,583	$1.205675	to	$7.919998	$29,418,414	0.75%	to	2.70%	1.87%	to	1.98%	0.07%	to	2.04%
Hartford Small Company HLS Fund
2023	2,841,243	$5.277903	to	$38.510485	$16,813,455	0.75%	to	2.65%	—%	to	—%	13.69%	to	15.87%
2022	3,265,985	$4.555081	to	$33.873583	$16,761,274	0.75%	to	2.65%	—%	to	—%	(32.75)%	to	(31.45)%
2021	3,253,907	$6.645218	to	$50.367119	$24,494,887	0.75%	to	2.65%	—%	to	—%	(1.10)%	to	0.80%
2020	3,848,112	$6.592358	to	$50.925435	$28,947,698	0.75%	to	2.65%	—%	to	—%	51.46%	to	54.36%
2019	4,771,175	$4.270872	to	$33.624032	$23,243,129	0.75%	to	2.65%	—%	to	—%	33.42%	to	35.97%
Hartford SmallCap Growth HLS Fund
2023	2,242,791	$5.005793	to	$45.601391	$11,661,801	0.75%	to	2.65%	—%	to	—%	15.33%	to	17.54%
2022	2,523,666	$4.258789	to	$39.540148	$11,105,748	0.75%	to	2.65%	—%	to	—%	(30.33)%	to	(28.99)%
2021	2,688,552	$5.997735	to	$56.755923	$16,618,390	0.75%	to	2.65%	—%	to	—%	1.30%	to	3.24%
2020	3,001,068	$5.809475	to	$56.029517	$18,386,101	0.75%	to	2.65%	—%	to	—%	29.72%	to	32.20%
2019	3,604,276	$4.394407	to	$43.194042	$17,102,135	0.75%	to	2.65%	—%	to	—%	32.26%	to	34.80%
Hartford Stock HLS Fund
2023	2,131,876	$3.886647	to	$46.590419	$10,544,175	0.75%	to	2.65%	1.17%	to	1.34%	4.90%	to	6.91%
2022	2,595,222	$3.635356	to	$44.413857	$11,762,997	0.75%	to	2.65%	2.01%	to	2.36%	(7.62)%	to	(5.85)%
2021	2,506,573	$3.861095	to	$48.077266	$12,646,730	0.75%	to	2.65%	0.44%	to	1.23%	21.71%	to	24.05%
2020	3,950,018	$3.112617	to	$39.500475	$14,609,155	0.75%	to	2.65%	1.58%	to	1.73%	9.15%	to	11.24%
2019	4,444,162	$2.798119	to	$36.190648	$15,006,154	0.75%	to	2.65%	1.63%	to	1.65%	27.79%	to	30.24%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2023	525,106	$29.533817	to	$34.218665	$16,136,617	0.75%	to	2.65%	0.57%	to	0.60%	11.64%	to	13.78%
2022	616,670	$26.454814	to	$30.074871	$16,735,886	0.75%	to	2.65%	1.04%	to	1.06%	(14.29)%	to	(12.64)%
2021	722,884	$30.864038	to	$34.426590	$22,594,082	0.75%	to	2.65%	0.78%	to	0.88%	23.99%	to	26.36%
2020	892,684	$24.893133	to	$27.244354	$22,211,923	0.75%	to	2.65%	1.07%	to	1.28%	(0.89)%	to	1.01%
2019	916,417	$25.116148	to	$26.971120	$22,702,055	0.75%	to	2.65%	1.23%	to	1.25%	18.34%	to	20.61%
Lord Abbett Series Fund - Dividend Growth Portfolio
2023	219,536	$30.847303	to	$42.089333	$8,402,143	0.75%	to	2.40%	0.79%	to	0.82%	13.57%	to	15.46%
2022	262,055	$27.161341	to	$36.454063	$8,740,660	0.75%	to	2.40%	0.85%	to	0.86%	(15.60)%	to	(14.20)%
2021	299,138	$32.182358	to	$42.485423	$11,675,511	0.75%	to	2.40%	0.69%	to	0.73%	22.64%	to	24.68%
2020	340,378	$26.240321	to	$34.074738	$10,713,345	0.75%	to	2.40%	0.95%	to	1.01%	12.68%	to	14.55%
2019	391,625	$23.287618	to	$29.745758	$10,806,892	0.75%	to	2.40%	1.53%	to	1.58%	23.45%	to	25.50%
Lord Abbett Series Fund - Bond Debenture Portfolio
2023	1,109,116	$19.069070	to	$22.639803	$22,196,556	0.75%	to	2.65%	4.96%	to	5.09%	3.77%	to	5.76%
2022	1,239,600	$18.376929	to	$21.407522	$23,591,192	0.75%	to	2.65%	3.31%	to	4.43%	(15.08)%	to	(13.45)%
2021	1,403,383	$21.641087	to	$24.735288	$30,905,893	0.75%	to	2.65%	2.85%	to	3.94%	0.58%	to	2.51%
2020	1,504,618	$21.516952	to	$24.130598	$32,521,996	0.75%	to	2.65%	3.89%	to	4.14%	4.50%	to	6.50%
2019	1,686,657	$20.590588	to	$22.657286	$34,410,634	0.75%	to	2.65%	3.78%	to	3.85%	10.39%	to	12.51%
Lord Abbett Series Fund - Growth and Income Portfolio
2023	1,877,538	$29.332036	to	$29.448694	$49,052,797	0.75%	to	2.65%	0.91%	to	0.91%	10.23%	to	12.34%
2022	2,120,198	$26.109662	to	$26.715928	$49,591,893	0.75%	to	2.65%	0.92%	to	1.24%	(11.81)%	to	(10.12)%
2021	2,527,347	$29.048295	to	$30.293262	$66,175,810	0.75%	to	2.65%	0.84%	to	1.01%	25.65%	to	28.06%
2020	3,057,194	$22.683992	to	$24.109553	$62,885,630	0.75%	to	2.65%	1.66%	to	1.70%	0.01%	to	1.93%
2019	3,281,557	$22.254489	to	$24.106738	$66,580,562	0.75%	to	2.65%	1.62%	to	1.65%	19.29%	to	21.58%
MFS® Growth Series
2023	161,981	$5.965556	to	$56.666395	$5,004,500	1.30%	to	2.85%	—%	to	—%	32.05%	to	34.11%
2022	168,018	$4.448239	to	$42.912754	$3,931,578	1.30%	to	2.85%	—%	to	—%	(33.56)%	to	(32.52)%
2021	186,743	$6.591909	to	$64.588578	$6,547,440	1.30%	to	2.85%	—%	to	—%	20.06%	to	21.94%
2020	206,853	$5.405960	to	$53.795606	$5,988,789	1.30%	to	2.85%	—%	to	—%	28.15%	to	30.15%
2019	228,806	$4.153483	to	$41.977321	$5,031,764	1.30%	to	2.85%	—%	to	—%	34.27%	to	36.37%
MFS® Investors Trust Series
2023	145,804	$4.175054	to	$38.447047	$4,469,174	1.30%	to	2.85%	0.72%	to	0.81%	15.64%	to	17.44%
2022	161,214	$3.554964	to	$33.247846	$4,229,997	1.30%	to	2.85%	0.38%	to	0.67%	(18.84)%	to	(17.57)%
2021	176,642	$4.312657	to	$40.965050	$5,663,828	1.30%	to	2.85%	0.62%	to	0.62%	23.25%	to	25.18%
2020	195,867	$3.445277	to	$33.236919	$5,062,184	1.30%	to	2.85%	0.63%	to	0.65%	10.67%	to	12.40%
2019	211,376	$3.065248	to	$30.032763	$4,874,506	1.30%	to	2.85%	0.69%	to	0.69%	27.88%	to	29.88%
MFS® Total Return Series
2023	1,304,058	$22.004809	to	$22.107438	$34,583,253	1.00%	to	2.85%	1.86%	to	1.95%	7.34%	to	9.12%
2022	1,417,218	$20.165572	to	$20.595658	$34,594,256	1.00%	to	2.85%	1.49%	to	1.72%	(12.13)%	to	(10.74)%
2021	1,585,634	$22.591204	to	$23.437536	$43,442,831	1.00%	to	2.85%	1.60%	to	1.76%	10.91%	to	12.70%
2020	1,731,092	$20.044839	to	$21.131954	$42,486,457	1.00%	to	2.85%	1.98%	to	2.27%	6.73%	to	8.43%
2019	1,969,886	$18.487003	to	$19.799841	$45,003,821	1.00%	to	2.85%	2.10%	to	2.44%	17.00%	to	18.92%

MFS® Value Series
2023	25,790	$28.154132	to	$29.523514	$753,552	1.00%	to	1.30%	1.40%	to	1.41%	6.24%	to	6.56%

2022	30,381	$26.499655	to	$27.705352	$834,433	1.00%	to	1.30%	0.68%	to	1.16%	(7.36)%	to	(7.08)%
2021	43,411	$28.603764	to	$29.815545	$1,274,491	1.00%	to	1.30%	1.11%	to	1.16%	23.54%	to	23.91%
2020	54,025	$23.153119	to	$24.061732	$1,283,836	1.00%	to	1.30%	1.36%	to	1.39%	1.89%	to	2.19%
2019	57,334	$22.724241	to	$23.545252	$1,334,660	1.00%	to	1.30%	1.84%	to	1.87%	27.83%	to	28.22%
BlackRock S&P 500 Index V.I. Fund
2023	1,110,444	$15.856676	to	$17.794309	$18,819,605	0.75%	to	2.70%	1.39%	to	1.48%	22.86%	to	25.28%
2022	1,145,936	$12.906224	to	$14.203887	$15,610,912	0.75%	to	2.70%	1.48%	to	1.60%	(20.41)%	to	(18.84)%
2021	1,237,640	$16.216069	to	$17.501407	$20,928,108	0.75%	to	2.70%	1.14%	to	1.22%	25.11%	to	27.58%
2020	1,235,942	$12.961089	to	$13.718509	$16,503,276	0.75%	to	2.70%	1.82%	to	1.91%	15.09%	to	17.36%
2019	1,231,799	$11.261579	to	$11.689558	$14,153,852	0.75%	to	2.70%	1.99%	to	2.20%	27.85%	to	30.36%
Invesco V.I. Equity and Income Fund
2023	528,374	$22.861556	to	$24.902977	$13,316,638	1.30%	to	2.85%	1.51%	to	2.01%	7.14%	to	9.13%
2022	610,938	$20.949259	to	$23.242905	$14,259,262	1.30%	to	2.85%	1.43%	to	1.70%	(10.31)%	to	(8.71)%
2021	662,621	$22.946864	to	$25.914112	$16,970,547	1.30%	to	2.85%	1.65%	to	1.74%	15.03%	to	17.12%
2020	709,066	$19.592639	to	$22.528701	$15,603,270	1.30%	to	2.85%	2.02%	to	2.22%	6.57%	to	8.53%
2019	806,219	$18.052374	to	$21.139861	$16,324,393	1.30%	to	2.85%	2.52%	to	3.13%	16.64%	to	18.81%
Morgan Stanley VIF Core Plus Fixed Income Portfolio+
2023	—	$1.544197	to	$11.505641	$—	1.30%	to	2.85%	3.28%	to	4.26%	0.42%	to	1.63%
2022	1,674,619	$1.519499	to	$11.458070	$22,047,566	1.30%	to	2.85%	3.87%	to	4.07%	(16.74)%	to	(15.44)%
2021	1,927,749	$1.796906	to	$13.761716	$30,116,597	1.30%	to	2.85%	3.84%	to	3.96%	(3.12)%	to	(1.61)%
2020	2,063,052	$1.826339	to	$14.205628	$33,164,329	1.30%	to	2.85%	2.86%	to	2.94%	4.77%	to	6.41%
2019	2,177,485	$1.716369	to	$13.558720	$32,642,061	1.30%	to	2.85%	3.78%	to	4.20%	7.77%	to	9.45%
Morgan Stanley VIF Emerging Markets Debt Portfolio
2023	57,157	$2.502761	to	$14.102745	$1,254,190	1.30%	to	2.85%	8.60%	to	9.68%	8.70%	to	10.39%
2022	73,066	$2.267115	to	$12.974359	$1,483,061	1.30%	to	2.85%	6.84%	to	7.51%	(21.02)%	to	(19.79)%
2021	83,260	$2.826377	to	$16.427782	$2,153,768	1.30%	to	2.85%	4.42%	to	5.07%	(4.78)%	to	(3.29)%
2020	77,231	$2.922509	to	$17.251902	$2,155,902	1.30%	to	2.85%	4.51%	to	4.56%	2.58%	to	4.18%
2019	87,639	$2.805178	to	$16.817855	$2,389,569	1.30%	to	2.85%	5.28%	to	5.61%	11.04%	to	12.78%
Morgan Stanley VIF Emerging Markets Equity Portfolio
2023	509,993	$16.413715	to	$20.697657	$9,302,542	0.75%	to	2.85%	1.53%	to	1.62%	8.83%	to	11.13%
2022	553,718	$15.082118	to	$18.625066	$9,219,948	0.75%	to	2.85%	0.37%	to	0.42%	(27.19)%	to	(25.69)%
2021	611,754	$20.714426	to	$25.064486	$13,906,834	0.75%	to	2.85%	0.79%	to	0.83%	0.09%	to	2.18%
2020	643,374	$20.695059	to	$24.528745	$14,505,408	0.75%	to	2.85%	1.36%	to	1.39%	11.22%	to	13.51%
2019	721,861	$18.606606	to	$21.609331	$14,518,148	0.75%	to	2.85%	1.01%	to	1.28%	16.23%	to	18.62%
Morgan Stanley VIF Growth Portfolio
2023	1,869,177	$29.365454	to	$35.473001	$64,149,846	1.30%	to	2.85%	—%	to	—%	44.15%	to	46.75%

2022	2,115,720	$20.370945	to	$24.173091	$49,675,229	1.30%	to	2.85%	—%	to	—%	(61.29)%	to	(60.59)%
2021	2,287,388	$52.621816	to	$61.330363	$136,902,910	1.30%	to	2.85%	—%	to	—%	(2.95)%	to	(1.19)%
2020	2,570,390	$54.222607	to	$62.067071	$156,134,083	1.30%	to	2.85%	—%	to	—%	110.68%	to	114.51%
2019	2,981,552	$25.736385	to	$28.934684	$84,627,879	1.30%	to	2.85%	—%	to	—%	27.78%	to	30.11%
Morgan Stanley VIF Discovery Portfolio
2023	159,247	$44.504568	to	$47.337054	$6,779,378	0.75%	to	2.65%	—%	to	—%	40.36%	to	43.05%
2022	171,372	$31.706780	to	$33.090703	$5,120,510	0.75%	to	2.65%	—%	to	—%	(63.94)%	to	(63.25)%
2021	180,530	$87.931002	to	$90.031761	$14,782,064	0.75%	to	2.65%	—%	to	—%	(13.52)%	to	(11.86)%
2020	253,531	$101.673558	to	$102.143757	$23,506,109	0.75%	to	2.65%	—%	to	—%	145.47%	to	150.16%
2019	225,861	$40.830716	to	$41.420160	$8,497,925	0.75%	to	2.65%	—%	to	—%	36.31%	to	38.92%
Invesco V.I. American Value Fund
2023	460,675	$37.556159	to	$38.598207	$19,121,718	0.75%	to	2.85%	0.36%	to	0.65%	12.35%	to	14.43%
2022	525,880	$33.426587	to	$33.730989	$19,094,793	0.75%	to	2.85%	0.46%	to	0.76%	(5.35)%	to	(3.59)%
2021	583,643	$34.986734	to	$35.315751	$22,082,429	0.75%	to	2.85%	0.21%	to	0.45%	24.36%	to	26.67%
2020	653,855	$27.620017	to	$28.398415	$19,614,927	0.75%	to	2.85%	0.64%	to	0.92%	(1.72)%	to	0.10%
2019	726,246	$27.591378	to	$28.895086	$21,903,166	0.75%	to	2.85%	0.41%	to	0.71%	21.52%	to	23.78%
Invesco V.I. Equally-Weighted S&P 500 Fund
2023	735,986	$5.309587	to	$47.209957	$39,405,111	1.30%	to	2.85%	1.16%	to	1.23%	10.24%	to	12.24%
2022	847,854	$4.730371	to	$42.823308	$39,026,163	1.30%	to	2.85%	0.74%	to	0.89%	(14.53)%	to	(12.95)%
2021	959,160	$5.433875	to	$50.104678	$49,368,390	1.30%	to	2.85%	1.04%	to	1.12%	25.27%	to	27.51%
2020	1,082,956	$4.261601	to	$39.998584	$43,651,796	1.30%	to	2.85%	1.27%	to	1.33%	9.26%	to	11.29%
2019	1,297,855	$3.829355	to	$36.609563	$45,155,805	1.30%	to	2.85%	1.60%	to	1.85%	24.85%	to	27.13%
Morgan Stanley VIF Global Franchise Portfolio+
2023	—	$35.777777	to	$56.915492	$—	1.50%	to	2.85%	0.45%	to	0.53%	7.95%	to	9.08%
2022	121,104	$33.142580	to	$52.176776	$5,408,096	1.50%	to	2.85%	0.57%	to	0.60%	(19.89)%	to	(18.80)%
2021	136,950	$41.368811	to	$64.253294	$7,614,330	1.50%	to	2.85%	0.67%	to	0.67%	18.26%	to	19.86%
2020	147,076	$34.981861	to	$53.605210	$6,921,888	1.50%	to	2.85%	0.85%	to	0.85%	10.03%	to	11.52%
2019	174,522	$31.793543	to	$48.066491	$7,374,828	1.50%	to	2.85%	0.86%	to	0.93%	25.89%	to	27.60%
Invesco V.I. Discovery Mid Cap Growth Fund
2023	150,720	$12.019661	to	$35.657635	$4,409,523	0.75%	to	2.85%	—%	to	—%	9.68%	to	12.01%
2022	153,960	$10.958706	to	$31.835071	$4,241,722	0.75%	to	2.85%	—%	to	—%	(33.07)%	to	(31.65)%
2021	186,371	$16.373274	to	$46.573883	$7,478,557	0.75%	to	2.85%	—%	to	—%	15.46%	to	17.91%
2020	218,005	$14.180959	to	$39.500672	$7,541,966	0.75%	to	2.85%	—%	to	—%	39.19%	to	41.81%
2019	241,463	$28.378075	to	$39.608394	$6,306,716	0.75%	to	2.65%	—%	to	—%	35.38%	to	37.97%
Invesco V.I. Capital Appreciation Fund
2023	512,602	$41.080661	to	$45.895639	$18,547,614	0.75%	to	2.65%	—%	to	—%	31.50%	to	34.02%

2022	577,208	$30.652739	to	$34.901591	$15,673,786	0.75%	to	2.65%	—%	to	—%	(32.77)%	to	(31.48)%
2021	615,275	$44.735153	to	$51.915077	$24,496,589	0.75%	to	2.65%	—%	to	—%	19.09%	to	21.37%
2020	713,862	$36.859188	to	$43.594579	$23,766,075	0.75%	to	2.65%	—%	to	—%	32.68%	to	35.22%
2019	890,485	$27.258340	to	$32.857358	$22,062,689	0.75%	to	2.65%	—%	to	—%	32.30%	to	34.83%
Invesco V.I. Global Fund
2023	1,897,741	$35.660017	to	$37.292993	$62,646,825	0.75%	to	2.65%	—%	to	—%	30.93%	to	33.44%
2022	2,265,301	$27.235024	to	$27.946836	$56,472,032	0.75%	to	2.65%	—%	to	—%	(33.72)%	to	(32.45)%
2021	2,347,804	$41.090879	to	$41.369564	$87,146,179	0.75%	to	2.65%	—%	to	—%	12.16%	to	14.31%
2020	2,690,952	$36.190441	to	$36.635664	$87,947,291	0.75%	to	2.65%	0.42%	to	0.44%	24.01%	to	26.39%
2019	3,217,462	$28.634834	to	$29.542783	$83,655,540	0.75%	to	2.65%	0.63%	to	0.64%	28.02%	to	30.47%
Invesco V.I. Main Street Fund®
2023	127,726	$38.556323	to	$40.107867	$4,254,270	0.75%	to	2.65%	0.49%	to	0.61%	19.62%	to	21.91%
2022	149,024	$31.626400	to	$33.529518	$4,074,005	0.75%	to	2.65%	1.00%	to	1.10%	(22.40)%	to	(20.91)%
2021	178,132	$39.985769	to	$43.206106	$6,227,586	0.75%	to	2.65%	0.51%	to	0.51%	23.91%	to	26.28%
2020	208,424	$31.664050	to	$34.869839	$5,824,931	0.75%	to	2.65%	1.17%	to	1.18%	10.72%	to	12.84%
2019	238,460	$28.059885	to	$31.493335	$5,953,833	0.75%	to	2.65%	0.81%	to	0.82%	28.30%	to	30.75%
Invesco V.I. Main Street Small Cap Fund®
2023	728,495	$41.950511	to	$44.955617	$27,173,716	0.75%	to	2.70%	0.91%	to	0.95%	14.68%	to	16.94%
2022	794,078	$35.873738	to	$39.199858	$25,536,594	0.75%	to	2.70%	0.25%	to	0.26%	(18.28)%	to	(16.67)%
2021	881,036	$43.050411	to	$47.969172	$34,248,519	0.75%	to	2.70%	0.17%	to	0.18%	19.01%	to	21.35%
2020	1,080,222	$35.476339	to	$40.307414	$34,827,090	0.75%	to	2.70%	0.37%	to	0.38%	16.45%	to	18.74%
2019	1,260,004	$29.876845	to	$34.613533	$34,453,131	0.75%	to	2.70%	—%	to	—%	22.78%	to	25.19%
Putnam VT Diversified Income Fund
2023	516,706	$16.439856	to	$27.140190	$10,441,373	0.75%	to	2.65%	5.93%	to	6.00%	2.08%	to	4.03%
2022	573,249	$16.105544	to	$26.087902	$11,138,197	0.75%	to	2.65%	6.80%	to	6.85%	(4.90)%	to	(3.08)%
2021	678,779	$16.935383	to	$26.915716	$13,654,049	0.75%	to	2.65%	0.44%	to	0.64%	(9.38)%	to	(7.65)%
2020	717,798	$18.689170	to	$29.143816	$15,653,655	0.75%	to	2.65%	7.45%	to	7.56%	(3.50)%	to	(1.64)%
2019	774,559	$19.366147	to	$29.631179	$17,392,727	0.75%	to	2.65%	3.10%	to	4.70%	8.32%	to	10.40%
Putnam VT Global Asset Allocation Fund
2023	72,472	$19.897351	to	$88.697468	$2,807,892	0.75%	to	2.40%	1.51%	to	1.57%	14.70%	to	16.61%
2022	80,587	$17.347198	to	$76.064988	$2,714,290	0.75%	to	2.40%	1.36%	to	1.39%	(18.02)%	to	(16.66)%
2021	98,036	$21.160525	to	$91.266043	$3,910,343	0.75%	to	2.40%	0.70%	to	0.76%	11.25%	to	13.10%
2020	106,211	$19.020992	to	$80.696251	$3,799,164	0.75%	to	2.40%	1.86%	to	1.99%	9.65%	to	11.47%
2019	124,756	$24.098186	to	$72.392460	$4,237,503	0.75%	to	2.65%	1.43%	to	1.51%	14.07%	to	16.26%
Putnam VT Large Cap Growth Fund+
2023	233,200	$27.598303	to	$31.274360	$6,841,319	0.75%	to	2.40%	—%	to	—%	41.05%	to	43.40%

2022	182,185	$19.565790	to	$21.809652	$3,780,765	0.75%	to	2.40%	—%	to	—%	(32.15)%	to	(31.02)%
2021	245,812	$28.439127	to	$31.618739	$7,420,762	0.75%	to	2.65%	—%	to	—%	19.45%	to	21.74%
2020	303,307	$23.808344	to	$25.972541	$7,550,881	0.75%	to	2.65%	0.03%	to	0.06%	35.08%	to	37.67%
2019	277,097	$17.624970	to	$18.865477	$5,055,664	0.75%	to	2.65%	0.13%	to	0.13%	33.17%	to	35.72%
Putnam VT International Value Fund
2023	653,273	$11.868748	to	$18.313939	$7,037,550	0.75%	to	2.65%	1.52%	to	1.54%	15.58%	to	17.79%
2022	739,872	$10.075850	to	$15.845463	$6,845,663	0.75%	to	2.65%	2.01%	to	2.03%	(9.24)%	to	(7.50)%
2021	905,648	$10.893230	to	$17.459598	$9,069,936	0.75%	to	2.65%	2.03%	to	2.13%	11.93%	to	14.08%
2020	1,061,686	$9.548857	to	$15.598314	$9,366,508	0.75%	to	2.65%	2.62%	to	2.69%	1.22%	to	3.16%
2019	1,086,309	$9.255912	to	$15.409764	$9,339,551	0.75%	to	2.65%	2.68%	to	2.77%	17.08%	to	19.32%
Putnam VT International Equity Fund
2023	930,019	$18.219985	to	$33.896567	$19,591,923	0.75%	to	2.70%	0.04%	to	0.04%	15.35%	to	17.62%
2022	1,094,581	$15.795173	to	$28.818359	$19,725,017	0.75%	to	2.70%	1.54%	to	1.60%	(17.04)%	to	(15.41)%
2021	1,095,335	$19.039511	to	$34.066311	$23,424,514	0.75%	to	2.70%	1.14%	to	1.33%	5.92%	to	8.01%
2020	1,176,236	$17.975032	to	$31.540766	$23,460,892	0.75%	to	2.70%	1.62%	to	1.71%	9.11%	to	11.26%
2019	1,347,561	$16.474127	to	$28.349164	$24,207,500	0.75%	to	2.70%	1.39%	to	1.43%	21.82%	to	24.22%
Putnam VT Core Equity Fund+
2023	411,762	$41.273055	to	$49.803595	$13,122,273	0.75%	to	2.65%	0.44%	to	0.51%	24.74%	to	27.13%
2022	400,157	$32.465799	to	$39.926530	$10,344,773	0.75%	to	2.65%	0.98%	to	0.98%	(17.97)%	to	(16.40)%
2021	492,752	$38.834016	to	$48.675114	$14,968,255	0.75%	to	2.65%	0.59%	to	0.64%	27.59%	to	30.03%
2020	560,481	$29.864980	to	$38.150428	$13,550,279	0.75%	to	2.65%	0.92%	to	1.23%	14.26%	to	16.45%
2019	663,563	$25.646352	to	$33.389635	$13,746,418	0.75%	to	2.65%	1.09%	to	1.11%	28.19%	to	30.65%
Putnam VT Sustainable Leaders Fund
2023	183,631	$43.243834	to	$55.720208	$9,389,533	0.75%	to	2.65%	0.55%	to	0.57%	22.81%	to	25.16%
2022	232,810	$35.211555	to	$44.517527	$9,586,534	0.75%	to	2.65%	0.54%	to	0.55%	(24.93)%	to	(23.49)%
2021	247,153	$46.904217	to	$58.182800	$13,367,823	0.75%	to	2.65%	0.14%	to	0.15%	20.30%	to	22.61%
2020	303,967	$38.987859	to	$47.453470	$13,485,424	0.75%	to	2.65%	0.43%	to	0.49%	25.38%	to	27.78%
2019	385,164	$31.095944	to	$37.136111	$13,425,536	0.75%	to	2.65%	0.45%	to	0.45%	32.80%	to	35.34%
Putnam VT Small Cap Value Fund
2023	283,647	$39.533648	to	$69.301939	$15,408,809	0.75%	to	2.65%	0.15%	to	0.15%	20.52%	to	22.83%
2022	310,061	$32.802514	to	$56.421431	$13,881,093	0.75%	to	2.65%	0.17%	to	0.18%	(15.26)%	to	(13.63)%
2021	376,634	$38.708570	to	$65.326285	$19,504,789	0.75%	to	2.65%	0.74%	to	0.75%	36.25%	to	38.86%
2020	464,039	$28.410525	to	$47.045557	$17,560,304	0.75%	to	2.65%	0.95%	to	1.01%	1.24%	to	3.19%
2019	475,126	$28.061200	to	$45.592713	$17,641,119	0.75%	to	2.65%	0.65%	to	0.71%	21.00%	to	23.31%
Putnam VT George Putnam Balanced Fund
2023	130,986	$28.586077	to	$29.926809	$3,534,153	0.75%	to	2.65%	1.24%	to	1.36%	16.77%	to	19.01%

2022	146,803	$24.480969	to	$25.147226	$3,337,391	0.75%	to	2.65%	0.72%	to	0.91%	(18.19)%	to	(16.62)%
2021	155,913	$29.925419	to	$30.160767	$4,274,857	0.75%	to	2.65%	0.82%	to	0.83%	10.98%	to	13.10%
2020	181,745	$26.666460	to	$26.965609	$4,460,220	0.75%	to	2.65%	0.98%	to	1.18%	12.39%	to	14.54%
2019	183,577	$23.280691	to	$23.993232	$3,864,726	0.75%	to	2.65%	1.38%	to	1.40%	20.76%	to	23.08%
Putnam VT Large Cap Value Fund
2023	275,257	$42.999259	to	$57.278787	$13,997,988	0.75%	to	2.65%	2.03%	to	2.08%	12.64%	to	14.80%
2022	295,845	$38.172937	to	$49.893492	$13,265,227	0.75%	to	2.65%	1.50%	to	1.53%	(5.66)%	to	(3.86)%
2021	307,677	$40.465294	to	$51.894015	$14,552,449	0.75%	to	2.65%	1.20%	to	1.24%	23.98%	to	26.35%
2020	346,634	$32.639476	to	$41.070792	$13,091,257	0.75%	to	2.65%	1.68%	to	1.72%	3.04%	to	5.01%
2019	400,350	$31.677548	to	$39.110370	$14,472,195	0.75%	to	2.65%	1.99%	to	2.04%	27.00%	to	29.43%
Invesco V.I. Growth and Income Fund
2023	917,809	$30.284608	to	$46.339756	$35,847,221	0.75%	to	2.85%	1.19%	to	1.27%	9.25%	to	11.57%
2022	1,055,072	$27.720824	to	$41.535968	$36,727,104	0.75%	to	2.85%	1.23%	to	1.26%	(8.64)%	to	(6.70)%
2021	1,177,862	$30.343527	to	$44.520591	$44,241,330	0.75%	to	2.85%	1.33%	to	1.37%	24.59%	to	27.23%
2020	1,378,201	$24.354979	to	$34.992069	$40,582,056	0.75%	to	2.85%	1.94%	to	2.00%	(1.01)%	to	1.09%
2019	1,524,671	$24.603987	to	$34.615136	$44,782,129	0.75%	to	2.85%	1.54%	to	1.70%	21.35%	to	23.92%
Invesco V.I. Comstock Fund
2023	886,248	$36.829537	to	$50.341058	$37,440,336	0.75%	to	2.85%	1.54%	to	1.56%	8.95%	to	11.26%
2022	1,063,985	$33.804915	to	$45.247300	$40,765,517	0.75%	to	2.85%	1.33%	to	1.34%	(1.99)%	to	0.09%
2021	1,124,655	$34.490444	to	$45.205513	$43,655,953	0.75%	to	2.85%	1.56%	to	1.64%	29.31%	to	32.05%
2020	1,337,292	$26.673255	to	$34.233870	$39,710,265	0.75%	to	2.85%	2.17%	to	2.20%	(3.87)%	to	(1.83)%
2019	1,451,151	$27.746310	to	$34.870955	$44,302,628	0.75%	to	2.85%	1.68%	to	1.88%	21.43%	to	24.01%
Invesco V.I. American Franchise Fund
2023	22,207	$53.225028	to	$56.771035	$1,103,800	1.50%	to	2.85%	—%	to	—%	36.65%	to	38.51%
2022	23,416	$38.427911	to	$41.544432	$844,666	1.50%	to	2.85%	—%	to	—%	(33.23)%	to	(32.32)%
2021	29,270	$56.778911	to	$62.219757	$1,569,701	1.50%	to	2.85%	—%	to	—%	8.51%	to	9.99%
2020	31,446	$51.623288	to	$57.338447	$1,544,663	1.50%	to	2.85%	—%	to	—%	38.01%	to	39.88%
2019	33,180	$36.904503	to	$41.546902	$1,154,415	1.50%	to	2.85%	—%	to	—%	32.60%	to	34.40%
Allspring VT Index Asset Allocation Fund
2023	66,110	$2.691677	to	$3.475370	$214,497	1.15%	to	2.40%	0.96%	to	0.96%	13.94%	to	15.37%
2022	67,090	$2.362462	to	$3.012446	$189,663	1.15%	to	2.40%	0.63%	to	0.63%	(18.99)%	to	(17.97)%
2021	68,633	$2.916369	to	$3.672509	$238,190	1.15%	to	2.40%	0.06%	to	0.58%	13.25%	to	14.67%
2020	117,668	$2.575230	to	$3.202665	$339,581	1.15%	to	2.40%	0.82%	to	0.82%	13.82%	to	15.26%
2019	138,604	$2.262447	to	$2.778741	$349,302	1.15%	to	2.40%	1.05%	to	1.09%	17.31%	to	18.78%
Allspring VT International Equity Fund
2023	1,154	$16.760793	to	$16.760793	$19,338	1.15%	to	1.15%	1.39%	to	1.39%	14.24%	to	14.24%

2022	1,488	$14.671687	to	$14.671687	$21,834	1.15%	to	1.15%	3.44%	to	3.44%	(12.89)%	to	(12.89)%
2021	1,645	$16.843032	to	$16.843032	$27,710	1.15%	to	1.15%	1.03%	to	1.03%	5.65%	to	5.65%
2020	1,622	$15.125708	to	$15.942763	$25,859	1.15%	to	1.65%	—%	to	2.76%	3.21%	to	3.73%
2019	1,778	$14.654856	to	$15.369429	$27,104	1.15%	to	1.65%	3.42%	to	3.69%	13.60%	to	14.17%
Allspring VT Small Cap Growth Fund
2023	116,227	$4.416647	to	$41.070963	$491,133	1.15%	to	2.65%	—%	to	—%	1.38%	to	2.92%
2022	121,494	$4.291503	to	$40.510205	$497,816	1.15%	to	2.65%	—%	to	—%	(36.14)%	to	(35.17)%
2021	114,424	$6.619924	to	$63.436482	$724,486	1.15%	to	2.65%	—%	to	—%	4.83%	to	6.41%
2020	134,321	$5.002186	to	$6.221110	$801,765	1.15%	to	2.40%	—%	to	—%	54.05%	to	55.98%
2019	186,564	$3.247220	to	$3.988378	$732,029	1.15%	to	2.40%	—%	to	—%	21.87%	to	23.40%
Allspring VT Discovery SMID Cap Growth Fund+
2023	2,180	$39.686318	to	$47.347504	$101,973	1.15%	to	2.10%	—%	to	—%	17.65%	to	18.77%
2022	2,656	$33.733506	to	$39.865357	$102,131	1.15%	to	2.10%	—%	to	—%	(39.14)%	to	(38.56)%
2021	2,512	$55.430787	to	$64.885614	$158,784	1.15%	to	2.10%	—%	to	—%	(7.01)%	to	(6.13)%
2020	4,007	$59.611638	to	$69.120111	$265,345	1.15%	to	2.10%	—%	to	—%	59.27%	to	60.79%
2019	4,036	$37.426886	to	$42.987024	$166,675	1.15%	to	2.10%	—%	to	—%	36.14%	to	37.43%
Allspring VT Opportunity Fund
2023	533	$40.195353	to	$44.108468	$23,410	1.15%	to	1.65%	—%	to	—%	24.43%	to	25.05%
2022	574	$32.303320	to	$35.271536	$20,180	1.15%	to	1.65%	—%	to	—%	(22.10)%	to	(21.71)%
2021	618	$41.469985	to	$45.054370	$27,749	1.15%	to	1.65%	0.04%	to	0.04%	22.74%	to	23.35%
2020	657	$33.787618	to	$36.525094	$23,922	1.15%	to	1.65%	0.44%	to	0.44%	19.03%	to	19.62%
2019	707	$27.370593	to	$30.533706	$21,532	1.15%	to	1.90%	—%	to	0.29%	28.99%	to	29.96%
Morgan Stanley VIF Global Infrastructure Portfolio
2023	452,608	$12.343532	to	$14.766236	$6,444,244	1.30%	to	2.85%	2.32%	to	2.54%	1.34%	to	3.20%
2022	549,007	$12.180120	to	$14.308408	$7,611,537	1.30%	to	2.85%	2.73%	to	2.90%	(10.89)%	to	(9.20)%
2021	607,964	$13.887139	to	$15.758919	$9,311,251	1.30%	to	2.65%	2.37%	to	2.53%	11.02%	to	12.78%
2020	641,035	$12.508380	to	$13.972601	$8,751,964	1.30%	to	2.65%	1.42%	to	1.57%	(4.01)%	to	(2.43)%
2019	726,927	$12.878148	to	$14.320177	$10,200,916	1.30%	to	2.85%	—%	to	2.90%	24.28%	to	26.65%
MFS® Core Equity Portfolio
2023	175,908	$21.607006	to	$24.809699	$4,102,707	1.30%	to	2.85%	0.54%	to	0.54%	19.68%	to	21.55%
2022	164,114	$18.053527	to	$20.410901	$3,180,077	1.30%	to	2.85%	0.32%	to	0.32%	(19.60)%	to	(18.34)%
2021	171,604	$22.454026	to	$24.994966	$4,089,775	1.30%	to	2.85%	0.42%	to	0.43%	21.79%	to	23.69%
2020	173,399	$18.436294	to	$20.207117	$3,366,146	1.30%	to	2.85%	0.73%	to	0.73%	15.37%	to	17.18%
2019	181,243	$15.979690	to	$17.245228	$3,025,044	1.30%	to	2.85%	0.71%	to	0.78%	29.45%	to	31.47%
MFS® Massachusetts Investors Growth Stock Portfolio
2023	113,490	$23.696069	to	$26.967085	$2,917,906	1.40%	to	2.85%	0.30%	to	0.39%	20.52%	to	22.28%

2022	115,262	$19.660809	to	$22.052900	$2,435,860	1.40%	to	2.85%	0.11%	to	0.12%	(21.53)%	to	(20.38)%
2021	129,571	$25.055307	to	$27.698488	$3,454,424	1.40%	to	2.85%	0.25%	to	0.25%	22.43%	to	24.22%
2020	132,527	$20.464186	to	$22.297504	$2,858,382	1.40%	to	2.85%	0.36%	to	0.46%	19.08%	to	20.82%
2019	162,565	$17.184736	to	$18.454748	$2,923,081	1.40%	to	2.85%	0.38%	to	0.59%	36.02%	to	38.01%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.

**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.

***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

7. Subsequent Events:

Management has evaluated events subsequent to December 31, 2023 and through April 19, 2024, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

Talcott Resolution Life and Annuity
Insurance Company

Independent Auditor's Report

Financial Statements - Statutory Basis
As of December 31, 2023, 2022, and 2021 and for the
Years Ended December 31, 2023, 2022 and 2021

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com

INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

Opinions

We have audited the statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the “Company”), which comprise the statutory-basis statements of admitted assets, liabilities, and capital and surplus as of December 31, 2023 and 2022, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2023, and the related notes to the statutory-basis financial statements (collectively referred to as the “statutory-basis financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying statutory-basis financial statements present fairly, in all material respects, the admitted assets, liabilities, and capital and surplus of the Company as of December 31, 2023 and 2022, and the results of its operations and its cash flows for each of the years in the period ended December 31, 2023, in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance described in Note 2.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America section of our report, the statutory-basis financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2023 and 2022, or the results of its operations or its cash flows for the years then ended.

Basis for Opinions

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by the Company using the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the State of Connecticut Department of Insurance. The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of the statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of statutory-basis financial statements that are free from material misstatement, whether due to fraud or error.
In preparing the statutory-basis financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the statutory-basis financial statements are issued.

Auditor’s Responsibilities for the Audit of the Statutory-Basis Financial Statements

Our objectives are to obtain reasonable assurance about whether the statutory-basis financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the statutory-basis financial statements.

In performing an audit in accordance with GAAS, we:

•Exercise professional judgment and maintain professional skepticism throughout the audit.
•Identify and assess the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the statutory-basis financial statements.
•Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.
•Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the statutory-basis financial statements.
•
•Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 23, 2024

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2023	2022

Bonds	$3,900,300,751	$4,138,348,506
Common and preferred stocks	17,140,552	41,343,111
Mortgage loans on real estate	791,529,037	994,929,174
Contract loans	86,752,510	88,064,702
Cash, cash equivalents and short-term investments	497,261,087	308,374,219
Derivatives	98,129,305	324,672,074
Other invested assets	703,703,713	741,703,744
Total cash and invested assets	6,094,816,955	6,637,435,530

Investment income due and accrued	45,609,260	50,857,847
Amounts recoverable for reinsurance	85,525,728	61,453,139
Federal income tax recoverable	2,036,674	6,228,345
Net deferred tax asset	55,790,000	50,724,082
Other assets	35,090,464	43,578,817
Separate Account assets	23,305,545,372	22,177,651,722
Total admitted assets	$29,624,414,453	$29,027,929,482

Liabilities
Aggregate reserves for future benefits	$4,438,635,186	$4,665,137,323
Liability for deposit-type contracts	156,535,550	169,982,853
Policy and contract claim liabilities	23,873,312	18,096,785
Asset valuation reserve	138,843,958	150,405,868
Interest maintenance reserve	40,472,783	44,552,487
Payables to parent, subsidiaries and affiliates	15,010,012	—
Accrued expense allowances and amounts due from Separate Accounts	(32,724,256)	(29,215,545)
Derivatives	30,077,135	82,797,458
Collateral on derivatives	1,217,000	67,775,933
Payable for repurchase agreements	99,275,837	117,625,113
Payable for securities	239,844,743	382,568,267
Other liabilities	280,868,262	286,032,802
Separate Account liabilities	23,305,545,372	22,177,651,722
Total liabilities	$28,737,474,894	$28,079,300,311

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	135,822,092	152,270,975
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	663,185,906	708,426,635
Total capital and surplus	886,939,559	948,629,171

Total liabilities and capital and surplus	$29,624,414,453	$29,027,929,482

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2023	2022	2021

Premiums and annuity considerations	$74,015,374	$53,657,635	$(13,324,595,621)
Net investment income	274,931,065	264,978,097	408,082,476
Commissions and expense allowances on reinsurance ceded	110,570,839	122,225,247	39,512,222
Reserve adjustments on reinsurance ceded	(1,389,948,223)	(1,774,178,634)	12,877,758,325
Fee income	501,612,185	532,738,067	608,547,614
Other revenues	2,424,209	3,512,061	9,315,635
Total revenues	(426,394,551)	(797,067,527)	618,620,651

Benefits and expenses
Death and annuity benefits	209,818,126	225,544,078	327,677,837
Disability and other benefits	1,409,180	1,496,188	1,606,730
Surrenders and other fund withdrawals	1,206,573,608	1,117,014,637	2,758,605,951
Commissions and expense allowances	110,130,356	118,867,688	147,142,508
Decrease in aggregate reserves for life and accident and health policies	(226,502,136)	(135,623,991)	(34,516,791)
General insurance expenses	86,779,049	83,024,619	102,920,029
Net transfers from Separate Accounts	(2,144,561,129)	(2,126,951,518)	(2,813,979,291)
Modified coinsurance adjustment on reinsurance assumed	(129,276,050)	(106,703,339)	(142,346,945)
IMR adjustment on reinsurance ceded	957,014	(20,735,675)	(104,364,668)
Other expenses	10,373,178	9,082,975	9,698,947
Total benefits and expenses	(874,298,804)	(834,984,338)	252,444,307

Net gain from operations before federal income tax benefit	447,904,253	37,916,811	337,428,399
Federal income tax expense (benefit)	19,898,443	(24,113,001)	(65,215,649)
Net gain from operations	428,005,810	62,029,812	402,644,048

Net realized capital losses, after tax	(411,793,622)	(64,448,103)	(355,549,269)
Net income (loss)	$16,212,188	$(2,418,291)	$47,094,779

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2023	2022	2021

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning and end of year	85,431,561	85,431,561	85,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	152,270,975	175,960,103	199,649,231
Amortization, decreases of gain on inforce reinsurance	(16,448,883)	(23,689,128)	(23,689,128)
Balance, end of year	135,822,092	152,270,975	175,960,103

Unassigned funds
Balance, beginning of year	708,426,635	508,552,534	334,109,048

Net income (loss)	16,212,188	(2,418,291)	134,611,056
Change in net unrealized capital gains (losses) on investments, net of tax	28,927,296	178,330,164	63,027,827
Change in net unrealized foreign exchange capital gains (losses)	(966,839)	(66,229)	74,876
Change in net deferred income tax	32,720,836	(29,476,801)	(8,023,900)
Change in reserve on account of change in valuation basis decrease	—	29,658,787	—
Change in asset valuation reserve	11,561,910	(7,952,711)	(7,759,456)
Change in nonadmitted assets	(38,896,120)	31,799,182	(7,486,917)
Dividends to stockholder	(94,800,000)	—	—
Balance, end of year	663,185,906	708,426,635	508,552,534

Capital and surplus
Balance, end of year	$886,939,559	$948,629,171	$772,444,198

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2023	2022	2021

Premiums and annuity considerations	$44,441,167	$69,239,339	$146,190,683
Net investment income	284,481,875	277,363,687	431,210,702
Reserve adjustments on reinsurance	(1,396,429,938)	(1,774,178,634)	(477,668,735)
Miscellaneous income	596,191,264	624,065,016	624,769,152
Total income	(471,315,632)	(803,510,592)	724,501,802

Benefits paid	1,436,126,796	1,355,290,002	3,100,030,507
Federal income tax recovered (paid)	27,895,132	(32,346,128)	(66,707,900)
Net transfers from Separate Accounts	(2,141,052,418)	(2,132,913,293)	(2,819,180,559)
Other expenses	151,593,092	147,741,656	190,060,371
Total benefits and expenses	(525,437,398)	(662,227,763)	404,202,419
Net cash (used for) provided by operating activities	54,121,766	(141,282,829)	320,299,383

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	371,905,191	1,487,473,862	1,397,586,532
Common and preferred stocks	1,361,746	1,027,964	7,838,285
Mortgage loans	269,464,752	94,776,584	144,650,434
Derivatives and other	166,062,944	101,806,791	494,141,313
Total investment proceeds	808,794,633	1,685,085,201	2,044,216,564

Cost of investments acquired
Bonds	118,736,760	955,896,139	1,438,251,127
Common and preferred stocks	1,368,839	2,485,870	30,216,379
Mortgage loans	70,086,833	279,402,635	187,868,518
Derivatives and other	417,047,643	205,246,216	782,188,617
Total investments acquired	607,240,075	1,443,030,860	2,438,524,641
Net decrease in contract loans	(1,312,192)	(3,267,743)	(3,709,863)
Net cash provided by (used for) investing activities	202,866,750	245,322,084	(390,598,214)

Financing and miscellaneous activities
Return of paid-in surplus	—	—	—
Dividends to stockholder	(94,800,000)	—	—
Other cash (used) provided	26,698,352	(19,140,219)	3,923,187
Net cash (used for) provided by financing and miscellaneous activities	(68,101,648)	(19,140,219)	3,923,187

Net increase (decrease) in cash, cash equivalents and short-term investments	188,886,868	84,899,036	(66,375,644)
Cash, cash equivalents and short-term investments, beginning of year	308,374,219	223,475,184	289,850,828
Cash, cash equivalents and short-term investments, end of year	$497,261,087	$308,374,220	$223,475,184

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(47,551,763)	(65,993,960)	(47,978,871)
Non-cash reserve adjustments on reinsurance ceded	—	—	(13,355,427,060)
Non-cash ceded premiums for reinsurance	(957,014)	20,735,675	13,467,654,534
Non-cash transfer of funds witheld for unauthorized reinsurance	7,438,729	(13,148,500)	(102,388,675)
Non-cash transfer of IMR liability for reinsurance	957,014	20,735,675	(104,364,668)
Non-cash IMR adjustment on reinsurance ceded	(957,014)	(20,735,675)	104,364,668
Non-cash transfer of other balances for reinsurance	—	—	(9,838,799)
Non-cash transfer of reserves for assumption reinsurance	(6,481,715)	(7,587,175)	—

See notes to financial statements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of TR Re, Ltd.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department (the "Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

A reconciliation of the Company’s net (loss) income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2023	2022	2021
Net (loss) income
1. TLA state basis			$16,212,188	$(2,418,291)	$134,611,056
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	4	(15,876,410)	7,516,210	(16,926,181)
			(15,876,410)	7,516,210	(16,926,181)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61R	4	$32,088,598	$(9,934,501)	$151,537,237
Surplus
5. TLA state basis			$886,939,559	$948,629,171	$772,444,198
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61R	5	18,386,767	34,263,177	26,746,967
			18,386,767	34,263,177	26,746,967
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61R	5	$868,552,792	$914,365,994	$745,697,231

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality experience, and, reserves for guaranteed withdrawal benefits are considered market risk benefits and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 8.75% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2023 and 2022, the Company had $23,519,091 and $25,950,347, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2023 and 2022 totaled $60,420 and $63,152 respectively, also subject to 100% reinsurance to Prudential.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A. INDIVIDUAL ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$2,691,615	$—	$—	$2,691,615	0.01%
b. At book value less current surrender charge of 5% or more	1,856,806	—	—	1,856,806	0.01%
c. At fair value	—	—	17,734,225,853	17,734,225,853	77.78%
d. Total with market value adjustment or at fair value (total of 1 through 3)	4,548,421	—	17,734,225,853	17,738,774,274	77.80%
e. At book value without adjustment (minimal or no charge or adjustment)	1,252,102,862	—	—	1,252,102,862	5.49%
2. Not subject to discretionary withdrawal	3,593,265,403	—	215,448,869	3,808,714,272	16.71%
3. Total (gross: direct + assumed)	4,849,916,686	—	17,949,674,722	22,799,591,408	100.00%
4. Reinsurance ceded	1,052,092,910	—	—	1,052,092,910
5. Total (net)	$3,797,823,776	$—	$17,949,674,722	$21,747,498,498
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$928,403	$—	$—	$928,403

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	478	—	—	478	0.03%
c. At fair value	—	—	1,503,681	1,503,681	84.65%
d. Total with market value adjustment or at fair value (total of 1 through 3)	478	—	1,503,681	1,504,159	84.68%
e. At book value without adjustment (minimal or no charge or adjustment)	272,108	—	—	272,108	15.32%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	272,586	—	1,503,681	1,776,267	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$272,586	$—	$1,503,681	$1,776,267
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$239	$—	$—	$239

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. DEPOSIT-TYPE CONTRACTS

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	13,002,365	—	—	13,002,365	1.77%
2. Not subject to discretionary withdrawal	720,855,752	—	—	720,855,752	98.23%
3. Total (gross: direct + assumed)	733,858,117	—	—	733,858,117	100.00%
4. Reinsurance ceded	577,322,569	—	—	577,322,569
5. Total (net)	$156,535,548	$—	$—	$156,535,548
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$3,792,045,531
2. Exhibit 5, Supplementary Contract Section, Total (net)	6,050,831
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	156,535,548
4. Subtotal	3,954,631,910
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	17,951,178,403
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	17,951,178,403
12. Combined total	$21,905,810,313

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2023 is presented below:

A.    General Account

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$82,325,835	$82,505,255	$977,636,450
b. Universal Life	822,018,858	819,322,897	873,857,417
c. Universal Life with Secondary Guarantees	3,517,092,314	3,100,062,995	10,942,046,833
d. Indexed Universal Life	431,561,384	410,405,471	486,367,886
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	2,828,796	3,404,916
h. Variable Life	—	—	—
i. Variable Universal Life	508,662,613	507,249,244	634,966,757
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	84,950,163
b. Accidental Death Benefits	XXX	XXX	58,433
c. Disability - Active Lives	XXX	XXX	630,342
d. Disability - Disabled Lives	XXX	XXX	43,823,217
e. Miscellaneous Reserves	XXX	XXX	373,794,101
3. Total (gross: direct + assumed)	5,361,661,004	4,922,374,658	14,421,536,515
4. Reinsurance Ceded	4,806,789,307	4,364,988,437	13,823,886,770
5. Total (net) (3) - (4)	$554,871,697	$557,386,221	$597,649,745

B.    Separate Account with Guarantees

Not applicable.

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,302,909,204	5,302,909,204	5,302,909,204
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,302,909,204	5,302,909,204	5,302,909,204
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$5,302,909,204	$5,302,909,204	$5,302,909,204

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$589,076,064
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	58,433
3. Exhibit 5, Disability - Active Lives Section, Total (net)	459,893
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	3,814,113
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,241,242
6. Subtotal	597,649,745
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	5,302,909,204
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	5,302,909,204
11. Combined Total ((6) and (10))	$5,900,558,949

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Highest-quality or high-quality redeemable unaffiliated preferred stocks (NAIC designations 1 to 3), which have characteristics of debt securities, are valued at cost or amortized cost. All other unaffiliated redeemable preferred stocks (NAIC designation 4 to 6) are reported at the lower of cost, amortized cost, or fair value. Unaffiliated perpetual preferred stocks are valued at fair value, not to exceed any currently effective call price. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balance which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received and the total distribution amount is less than undistributed accumulated earnings related to the investment. If the distributions are in excess of the investment’s undistributed accumulated earnings, the carrying value of investment will instead be reduced. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. The Company had investment income due and accrued of $1,500 and $0 excluded from surplus at December 31, 2023 and 2022.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.

The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $138,843,958 and $150,405,868 as of December 31, 2023 and 2022, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, redeemable preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2023 and 2022 were $40,472,783 and $44,552,487, respectively. The net capital (losses) gains captured in the IMR, net of taxes, in 2023, 2022 and 2021 were ($3,207,953), $35,423,578 and $44,948,213, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2023, 2022 and 2021 was $1,828,765, $3,374,714 and $8,778,483, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations. The Company released (gains) / losses from the reserve of ($957,014) and $20,735,676 as of December 31, 2023 and 2022, respectively, as a result of reinsurance, see Note 6.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then management will assess for OTTI. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $1,351,669, $232,434, and $100,788 for the years ended December 31, 2023, 2022 and 2021, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were immaterial for the years ended December 31, 2023, 2022, and 2021. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest income on defaulted loans is recognized when received. As of December 31, 2023, 2022 and 2021, the Company had $0 impaired mortgage loans on real estate with related allowances for credit losses, respectively.

For derivative instruments accounted for in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"), on the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

Accounting Changes

In 2022, the Company changed the statutory reserve basis for lifetime withdrawal benefits for variable annuities where the underlying account value is $0 to the Commissioners Annuity Reserve Valuation Method using the principle-based approach per Section 21 of the Valuation Manual. In 2021, the Commissioners Annuity Reserve Valuation Method using statutory valuation interest rates and mortality tables was used. As of January 1, 2022, the impact of this change is to decrease statutory reserves by approximately $30 million.

Recently Issued Accounting Standards

In 2023, the NAIC modified SSAP No. 34 – Investment Income Due and Accrued to require additional disclosures to capture gross, non-admitted and admitted amounts of accrued interest income and to separately identify the cumulative amount of paid-in-kind interest income included in the current principal balance. The guidance is effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC modified SSAP No. 43 – Revised Loan-Backed and Structured Securities to add collateralized loan obligations (CLO) to the financial modeling guidance and clarify CLOs are not captured as legacy securities. This guidance is effective December 31, 2023 and will eventually result in CLOs no longer being eligible to use credit rating provider ratings to determine NAIC designation. The Company adopted this guidance in 2023, but effects of the guidance will not have an impact until CLO modeling methodology is implemented by the Securities Valuation Office.

In 2023, the NAIC modified several statutory statements to ensure consistency in the reporting of residual interests, irrespective of legal form. The changes incorporate the 2022 principles-based definition of residual interests, which are characterized as investments in structures backed by a discrete pool of collateral assets, where cash flows first provide principal and interest payments to debt holders, with remaining funds provided to holders of residual interests. The changes modify the following statutory statements: SSAP No. 30 – Revised Common Stock, SSAP No. 32 – Revised Preferred Stock, SSAP 43 – Revised

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Loan-Backed and Structured Securities, and SSAP No. 48 – Joint Ventures, Partnerships and Limited Liability Companies. All changes are effective December 31, 2023. The Company adopted this guidance in 2023, however, it is not material to the Company.

In 2023, the NAIC adopted revisions to several statutory statements to finalize guidance throughout applicable standards related to the updated definition of a bond. The changes incorporate a principles-based definition which categories bonds as either issuer credit obligations or asset-backed securities. The changes primarily modify the following statutory statements: SSAP No. 26R – Bonds and SSAP No. 43R – Loan-Backed and Structured Securities, and in conjunction with the changes modify the title of SSAP No. 43R to Asset-Backed Securities. All changes will be effective January 1, 2025. The Company is currently evaluating the impact of the changes.

The Inflation Reduction Act of 2022 introduced a 15% Corporate Alternative Minimum Tax (“CAMT”) among other tax provisions. The provisions had an effective date beginning after December 31, 2022. Generally, the CAMT imposes a minimum tax on the adjusted financial statement income ("AFSI") of certain corporations (determined on an affiliated group basis) with average annual AFSI over a three-year period in excess of $1 billion ("applicable corporations"). The Company and its affiliated group have determined that the Company is a nonapplicable entity for 2023.

In 2022, the NAIC clarified the identification and reporting requirements of affiliate transactions within SSAP No. 25 - Affiliated and Other Related Parties and SSAP No. 43 - Revised Loan-Backed and Structured Securities and incorporated new reporting codes for affiliate transactions in the investment schedules of the annual statement blank. The new reporting requirements are intended to identify investments acquired through, or in, related parties, regardless of whether they meet the definition of an affiliate. The Company adopted this guidance in 2022, however, it is not material to the Company.

3. Investments

A. Components of Net Investment Income

	For the years ended December 31,
	2023	2022	2021
Interest income from bonds and short-term investments	$217,743,428	$197,643,122	$204,348,305
Dividends from common and preferred stocks	244,909	1,368,815	1,072,120
Interest income from contract loans	16,073	15,218	18,830
Interest income from mortgage loans on real estate	38,351,807	36,239,548	32,482,103
Interest and dividends from other investments	24,128,880	38,399,308	179,577,541
Gross investment income	280,485,097	273,666,011	417,498,899
Less: Investment expenses	5,554,032	8,687,914	9,416,423
Net investment income	$274,931,065	$264,978,097	$408,082,476

B. Components of Net Unrealized Capital (Losses) Gains on Bonds and Short-Term Investments

	As of December 31,
	2023	2022	2021
Gross unrealized capital gains	$55,090,753	$34,340,702	$639,251,334
Gross unrealized capital losses	(346,996,508)	(445,990,597)	(20,594,504)
Net unrealized capital (losses) gains	(291,905,755)	(411,649,895)	618,656,830
Balance, beginning of year	(411,649,895)	618,656,830	871,062,591
Change in net unrealized capital (losses) gains on bonds
and short-term investments	$119,744,140	$(1,030,306,725)	$(252,405,761)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2023	2022	2021
Gross unrealized capital gains	$1,123,927	$719,442	$2,389,192
Gross unrealized capital losses	(233,112)	(5,185,629)	(859,129)
Net unrealized capital gains (losses)	890,815	(4,466,187)	1,530,063
Balance, beginning of year	(4,466,187)	1,530,063	873,735
Change in net unrealized capital gains (losses) on
common and preferred stocks	$5,357,002	$(5,996,250)	$656,328

D. Components of Net Realized Capital Losses

	For the years ended December 31,
	2023	2022	2021
Bonds and short-term investments	$(9,560,845)	$46,770,390	$57,132,912
Common stocks - unaffiliated	167,016	761,126	(432,016)
Mortgage loans on real estate	(7,828,471)	(703)	72,556
Derivatives	(440,250,241)	(68,649,340)	(253,796,348)
Other invested assets	54,659,326	(630,974)	(3,625,325)
Net realized capital losses	(402,813,215)	(21,749,501)	(200,648,221)
Capital loss tax expense	12,188,360	7,275,024	13,735,771
Net realized capital losses, after tax	(415,001,575)	(29,024,525)	(214,383,992)
Less: Amounts transferred to IMR	(3,207,953)	35,423,578	44,948,213
Net realized capital losses, after tax	$(411,793,622)	$(64,448,103)	$(259,332,205)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2023	2022	2021
Bonds and short-term investments
Sale proceeds	$3,652,187,797	$3,596,298,320	$3,003,178,211
Gross realized capital gains on sales	3,257,654	79,525,009	61,482,074
Gross realized capital losses on sales	(9,657,467)	(32,321,058)	(3,902,409)
Unaffiliated common and preferred stock
Sale proceeds	25,987,746	1,027,964	7,838,285
Gross realized capital gains on sales	167,016	—	18,805
Gross realized capital losses on sales	—	—	(1,068,769)

Additionally, for the years ended December 31, 2023, 2022 and 2021, there was $269,680, $2,819,889 and $15,589,499 of investment income generated on 9, 24 and 36 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

E. Investments - Derivative Instruments

Overview

The Company utilizes a variety of Over-the counter ("OTC") derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.
Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2023 and 2022 are disclosed in the table presented below. During the years 2023 and 2022, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2023 and 2022, the average fair values for derivatives held for other investment and/or risk management activities were $114,493,038 and $175,742,877, respectively. The Company did not have any unrealized gains or losses during 2023 and 2022 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2023			As of December 31, 2022
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Interest rate swaps	$125,000	$(14,489)	$(24)	$125,000	$(17,075)	$—
Foreign currency swaps	23,959	1,135	177	24,232	2,418	1,134
Replication transactions
Interest rate swaps	200,000	(36,893)	66	200,000	(37,477)	—
Credit default swaps	250,000	4,858	3,460	250,000	1,992	272
Other investment and/or Risk Management activities
Interest rate swaps - offsetting	—	—	—	132,000	(140)	(140)
Macro hedge program	2,138,928	64,349	64,349	9,914,924	240,609	240,609
Total	$2,737,887	$18,960	$68,028	$10,646,156	$190,327	$241,875

Cash Flow Hedges

Interest rate swaps and index swaps: Interest rate swaps and index swaps are primarily used to convert interest receipts on floating-rate fixed maturity investments and liabilities to fixed rates or other floating rates. There were no gains and losses classified in unrealized gains and losses related to cash flow hedges that have been discontinued because it was no longer probable that the original forecasted transactions would occur by the end of the originally specified time period.

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps: The Company periodically enters into interest rate swaps as part of replication transactions.

Credit default swaps: The Company periodically enters into credit default swaps that assume credit risk as part of replication transactions. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that are permissible investments under the Company's investment policies.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2023	For the year ended December 31, 2022	For the year ended December 31, 2021
Credit default swaps	$4,286	$—	$—
Foreign currency swaps and forwards	(23)	—	—
Interest rate swaps and swaptions	176	—	(17)
Macro hedge program	(444,681)	(66,849)	(254,324)
Total	$(440,242)	$(66,849)	$(254,341)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following tables present the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2023 and 2022, respectively:

December 31, 2023
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$4,858	$3,460	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$250,000	$4,858	$3,460				$—	$—	$—

December 31, 2022
(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Basket credit default swaps [4]
Investment grade risk exposure	$250,000	$1,992	$272	5 years	Corporate Credit	BBB+	$—	$—	$—
Total	$250,000	$1,992	$272				$—	$—	$—

[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $5 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2023, 2022, and 2021, the Company had no losses on derivative instruments due to counterparty nonperformance.

F. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2023, the Company was not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company's capital and surplus. As of December 31, 2022, the Company had a significant concentration of credit risk, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus in one residential mortgage loan trust. The carrying value, gross unrealized gain, and estimated fair value of this investment were $99,199,445, $1,020,555, and $100,220,000, respectively, as of December 31, 2022. Further, the Company closely monitors this concentration of credit risk and the potential impact on capital and surplus should the issuer fail to perform according to the contractual terms of the investment.

G. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2023	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$513,446,656	$—	$(140,449,618)	$372,997,038
Guaranteed and sponsored - asset-backed	92,027,637	1,472,889	(7,217,824)	86,282,702
States, municipalities and political subdivisions	132,317,815	2,166,838	(7,556,420)	126,928,233
International governments	76,658,371	170,171	(3,169,483)	73,659,059
All other corporate - excluding asset-backed	2,129,483,759	47,706,176	(120,850,850)	2,056,339,085
All other corporate - asset-backed	849,782,364	2,670,194	(57,750,363)	794,702,195
Hybrid securities	106,584,149	904,485	(10,001,950)	97,486,684
Cash equivalents and short-term investments	419,274,329	—	—	419,274,329
Total bonds, cash equivalents and short-term investments	$4,319,575,080	$55,090,753	$(346,996,508)	$4,027,669,325

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2023	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$8,949,512	$407,537	$(233,112)	$9,123,937
Common stocks - affiliated	7,300,225	716,390	—	8,016,615
Total common stocks	$16,249,737	$1,123,927	$(233,112)	$17,140,552

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$498,927,624	$—	$(136,467,050)	$362,460,574
Guaranteed and sponsored - asset-backed	89,141,017	814,903	(6,110,435)	83,845,485
States, municipalities and political subdivisions	195,228,269	1,820,768	(17,065,179)	179,983,858
International governments	81,178,121	101,999	(4,703,803)	76,576,317
All other corporate - excluding asset-backed	2,235,394,468	30,598,214	(184,304,616)	2,081,688,066
All other corporate - asset-backed	968,922,014	983,769	(90,447,886)	879,457,897
Hybrid securities	69,556,994	—	(6,872,593)	62,684,401
Cash equivalents and short-term investments	299,200,866	21,050	(19,036)	299,202,880
Total bonds, cash equivalents and short-term investments	$4,437,549,373	$34,340,703	$(445,990,598)	$4,025,899,478

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2022	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$9,497,997	$361,778	$(722,344)	$9,137,431
Common stocks - affiliated	7,300,225	357,664	—	7,657,889
Total common stocks	$16,798,222	$719,442	$(722,344)	$16,795,320

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2022	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$29,089,285	$—	$(4,463,285)	$24,626,000
Total preferred stocks	$29,089,285	$—	$(4,463,285)	$24,626,000

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2023 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$476,780,792	$476,039,556
Due after one year through five years	646,193,696	631,177,845
Due after five years through ten years	570,024,432	559,216,376
Due after ten years	2,626,576,160	2,361,235,554
Total	$4,319,575,080	$4,027,669,331

At December 31, 2023 and 2022, securities with a statement value of $4,622,170 and $4,326,584 respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

H. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 9.95% and 3.76% for loans during 2023 and had a maximum and minimum lending rate of 8.82% and 2.59% for loans during 2022. During 2023 and 2022, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2023 and 2022, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 64.20% and 71.54%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2023 and 2022, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2023 and 2022, there were immaterial amounts of impaired loans and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also immaterial.

I. Restructured Debt in which the Company is a Creditor

The Company had one restructured commercial mortgage loan during the year ended December 31, 2023. The loan had an extension on the maturity date and no loss was incurred. The Company had no recorded investments in restructured debt, as of December 31, 2022.

J.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $586,972, $1,130,581, and $3,453,536 for the years ended December 31, 2023, 2022, and 2021, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC).The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

K. Repurchase Agreements and Other Collateral Transactions

From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government, government agency and corporate securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023, the fair value and amortized cost of the US. government securities transferred were $63,873,223 and $82,545,748 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $99,275,838 with a contractual maturity less than one year as of December 31, 2023. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $99,275,838 with a maturity date less than 360 as of December 31, 2023. As of December 31, 2022, the fair value and amortized cost of the US. government securities transferred were $157,666,368 and $235,516,633 respectively, with maturities greater than 3 years and cash collateral transferred of $104,826,114. The corresponding liability to repurchase was $117,625,113 with a contractual maturity less than one year as of December 31, 2022. The securities acquired from the use of the collateral in connection with the

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $117,625,113 with a maturity date less than 360 as of December 31, 2022.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2023 and 2022, was $0, as the Company did not participate in reverse repurchase agreements during 2023 and 2022.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2023 and 2022, securities pledged of $148,657,585 and $208,837,950, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $49,062,260 and $104,826,114, respectively, as of December 31, 2023 and 2022, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2023 and 2022, the Company accepted cash collateral associated with derivative instruments with a statement value of $1,217,000 and $67,775,933, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2023 and 2022 of $995,790 and $28,802,725, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2023 and 2022, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2023 and 2022, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2023 and 2022:

December 31, 2023	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$116,814	$100,115	$(16,699)	$396,632	$272,882	$(123,750)	$513,446	$372,997	$(140,449)
Guaranteed & sponsored - asset-backed	2,412	2,390	(22)	52,173	44,977	(7,196)	54,585	47,367	(7,218)
States, municipalities & political subdivisions	18,139	15,898	(2,241)	45,259	39,943	(5,316)	63,398	55,841	(7,557)
International governments	2,479	2,465	(14)	70,847	67,691	(3,156)	73,326	70,156	(3,170)
All other corporate - excluding asset-backed	310,781	283,923	(26,858)	1,080,872	986,879	(93,993)	1,391,653	1,270,802	(120,851)
All other corporate - asset-backed	94,503	87,521	(6,982)	550,847	500,079	(50,768)	645,350	587,600	(57,750)
Hybrid securities	—	—	—	84,429	74,427	(10,002)	84,429	74,427	(10,002)
Short-term investments	—	—	—	—	—	—	—	—	—
Total fixed maturities	545,128	492,312	(52,816)	2,281,059	1,986,878	(294,181)	2,826,187	2,479,190	(346,997)
Common stock-unaffiliated	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total stocks	6	6	—	1,372	1,139	(233)	1,378	1,145	(233)
Total securities	$545,134	$492,318	$(52,816)	$2,282,431	$1,988,017	$(294,414)	$2,827,565	$2,480,335	$(347,230)

December 31, 2022	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$397,195	$305,415	$(91,780)	$101,732	$57,045	$(44,687)	$498,927	$362,460	$(136,467)
Guaranteed & sponsored - asset-backed	56,073	52,554	(3,519)	16,014	13,423	(2,591)	72,087	65,977	(6,110)
States, municipalities & political subdivisions	131,812	115,401	(16,411)	4,322	3,667	(655)	136,134	119,068	(17,066)
International governments	77,740	73,139	(4,601)	1,315	1,212	(103)	79,055	74,351	(4,704)
All other corporate - excluding asset-backed	1,555,891	1,400,797	(155,094)	239,447	210,236	(29,211)	1,795,338	1,611,033	(184,305)
All other corporate - asset-backed	613,135	565,198	(47,937)	337,033	294,522	(42,511)	950,168	859,720	(90,448)
Hybrid securities	29,031	28,274	(757)	40,526	34,411	(6,115)	69,557	62,685	(6,872)
Short-term investments	88,909	88,890	(19)	—	—	—	88,909	88,890	(19)
Total fixed maturities	2,949,786	2,629,668	(320,118)	740,389	614,516	(125,873)	3,690,175	3,244,184	(445,991)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Preferred stock - unaffiliated	29,089	24,626	(4,463)	—	—	—	29,089	24,626	(4,463)
Total stocks	29,089	24,626	(4,463)	722	—	(722)	29,811	24,626	(5,185)
Total securities	$2,978,875	$2,654,294	$(324,581)	$741,111	$614,516	$(126,595)	$3,719,986	$3,268,810	$(451,176)

As of December 31, 2023, fixed maturities, comprised of 1,061 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, 90% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2023 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

Most of the securities depressed for twelve months or more primarily related to US. government agency securities, residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and corporate securities concentrated in the technology & communications sector, which were depressed primarily due to an increase in interest rates

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

and/or widening of credit spreads since the securities were purchased. As of December 31, 2023, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover.

As of December 31, 2022, fixed maturities, comprised of 876 securities, accounted for approximately 99% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, corporate securities concentrated in the technology & financial services sector, commercial mortgage-backed securities ("CMBS"), and residential mortgage-backed securities ("RMBS), which were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2022, 92% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities' unrealized losses during 2022 was primarily attributable to increase in interest rates and widening spreads on higher yielding corporate securities and asset-back securities.

M. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2023, 2022 and 2021, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

N. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2023 and 2022.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company utilizes the services of third-party investment managers, including Hartford Investment Management Company (“HIMCO”) and Sixth Street Insurance Solutions, L.P., that are registered investment advisers under the Investment Advisers Act of 1940. The Company's Investment Valuation Committee ("IVC"), a working group chaired by the Chief Financial Officer ("CFO") of the Talcott Financial Group Investments, LLC subsidiaries, oversees the investment activities of these investment managers and directs other investments to maximize economic value and generate the returns necessary to support the Company’s various product obligations, within internally established objectives, guidelines and risk tolerances. The portfolio objectives and guidelines are developed, by the Company, based upon the asset/liability profile, including duration, convexity and other characteristics within specified risk tolerances. The risk tolerances considered include, but are not limited to, asset sector, credit issuer allocation limits, and maximum portfolio limits for below investment grade holdings. The Company attempts to minimize adverse impacts to the investment portfolio and the Company’s results of operations from changes in economic conditions through asset diversification, asset allocation limits, and asset/liability duration matching and the use of derivatives. The following section applies the fair value hierarchy and disclosure requirements for the Company's Separate Account assets, and categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3):

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3     Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g. changes in risk assumptions) inputs are used in determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2023
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,681	$—	$3,443	$—	9,124
	Cash equivalents	357,261	—	—	—	357,261
	Total bonds and stocks	362,942	—	3,443	—	366,385
	Derivative assets
	Macro hedge program	—	—	94,133	—	94,133
	Total derivative assets	—	—	94,133	—	94,133
	Separate Account assets [1]	23,294,728	—	—	—	23,294,728
	Total assets accounted for at fair value	$23,657,670	$—	$97,576	$—	$23,755,246
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Macro hedge program	$—	$(29,784)	$—	$—	$(29,784)
	Total liabilities accounted for at fair value	$—	$(29,784)	$—	$—	$(29,784)
[1]Excludes approximately $(11) million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

As of December 31, 2022
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	Common stocks - unaffiliated	$5,594	$—	$3,443	$—	$9,037
	Preferred stocks - unaffiliated	—	24,626	—	—	24,626
	Cash equivalents	184,334	—	—	—	184,334
	Total bonds and stocks	189,928	24,626	3,443	—	217,997
	Derivative assets
	Interest rate derivatives	—	1,831	—	—	1,831
	Macro hedge program	—	38,845	282,590	—	321,435
	Total derivative assets	—	40,676	282,590		323,266
	Separate Account assets [1]	22,171,530	—	—	—	$22,171,530
	Total assets accounted for at fair value	$22,361,458	$65,302	$286,033	$—	$22,712,793
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Interest rate derivatives	$—	$(1,972)	$—	$—	$(1,972)
	Macro hedge program	—	(49,316)	(31,509)	—	(80,825)
	Total liabilities accounted for at fair value	$—	$(51,288)	$(31,509)		$(82,797)
[1] Excludes approximately $7 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements.)

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the respective Valuation Committees of the Company's investment managers, which are comprised of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources.

In addition, the IVC is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The IVC meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

The Company also has an enterprise-wide Operational Risk Management function with Enterprise Risk Management (“ERM”) which is responsible for establishing, maintaining and communicating the framework, principles and guidelines of the Company’s operational risk management program. The Enterprise Model Oversight Working Group ensures compliance with the ERM framework by providing an independent review of the suitability, characteristics and reliability of model inputs as well as an analysis of significant changes to current models.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Bonds and Stocks

The fair values of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment managers using a "waterfall" approach utilizing the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment managers utilize an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment managers develop credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment managers perform ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment managers ensure that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment managers determine that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment managers.

The Company's investment managers conduct other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment managers feel a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment managers have analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company’s derivatives collateral agent compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

Descriptions of additional inputs used in the Company’s Level 2 and Level 3 measurements are included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

Foreign government/government agencies - Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging market economies.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2023 and 2022, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2023
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Interest rate swaptions	$33,850	Option model	Interest rate volatility	—%	3%	Increase
Equity options [2]	54,849	Option model	Equity volatility	12%	20%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2022
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	$235,827	Option model	Equity volatility	18%	64%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2023 and 2022:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2023	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2023
Assets
Common stocks - unaffiliated	$3,443	$—	$—	$—	$—	$—	$—	$—	$3,443
Total bonds and stocks	3,443	—	—	—	—	—	—	—	3,443
Derivatives
Macro hedge program	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total derivatives [3]	251,081	—	—	—	(61,387)	119,831	—	(215,392)	94,133
Total assets	$254,524	$—	$—	$—	$(61,387)	$119,831	$—	$(215,392)	$97,576
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2022	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2022
Assets
Common stocks - unaffiliated	$1,681	$—	$—	$—	$—	$1,762	$—	$—	$3,443
Total bonds and stocks	1,681	—	—	—	—	1762	—	—	3,443
Derivatives
Macro hedge program	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total derivatives [3]	203,683	—	—	—	116,000	115,897	—	(184,499)	251,081
Total assets	$205,364	$—	$—	$—	$116,000	$117,659	$—	$(184,499)	$254,524
Total liabilities	$—	$—	$—	$—	$—	$—	$—	$—	$—

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

(Amounts in thousands)	December 31, 2023
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,608,395	$3,900,301	$—	$3,002,289	$606,106	$—	$—
Common stocks - unaffiliated	9,124	9,124	5,681	—	3,443	—	—
Mortgage loans	724,253	791,529	—	—	724,253	—	—
Cash, cash equivalents and short-term investments - unaffiliated	357,261	357,261	357,261	—	—	—	—
Cash, cash equivalents and short-term investments - affiliated	140,000	140,000	—	—	140,000	—	—
Derivative related assets	98,064	98,129	3,931	94,133	—	—	—
Contract loans	86,753	86,753	—	—	86,753	—	—
Surplus debentures	41,383	41,836	—	41,383	—	—	—
Separate Account assets [1]	23,294,728	23,294,728	23,294,728	—	—	—	—
Total assets	$28,359,961	$28,719,661	$23,661,601	$3,137,805	$1,560,555	$—	$—
Liabilities
Liability for deposit-type contracts	$(156,536)	$(156,536)	$—	$—	$(156,536)	$—	$—
Derivative related liabilities	(30,011)	$(30,077)	—	(30,011)	—	—	—
Separate Account liabilities	(23,294,728)	(23,294,728)	(23,294,728)	—	—	—	—
Total liabilities	$(23,481,275)	$(23,481,341)	$(23,294,728)	$(30,011)	$(156,536)	$—	$—
[1] Excludes approximately $(11) million, at December 31, 2023, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

(Amounts in thousands)	December 31, 2022
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$3,726,696	$4,138,349	$—	$3,259,227	$467,469	$—	$—
Bonds - affiliated	—	—	—	—	—	—	—
Preferred stocks - unaffiliated	24,626	24,626	—	24,626	—	—	—
Common stocks - unaffiliated	9,037	9,037	5,594	—	3,443	—	—
Mortgage loans	907,343	994,929	—	—	907,343	—	—
Cash, cash equivalents and short-term investments - unaffiliated	308,374	308,374	193,508	114,866	—	—	—
Derivative related assets	327,677	324,672	—	45,087	282,590	—	—
Contract loans	88,065	88,065	—	—	88,065	—	—
Surplus debentures	41,174	41,838	—	24,825	16,349	—	—
Low-income housing tax credits	8	8	—	—	8	—	—
Separate Account assets [1]	22,171,530	22,171,530	22,171,530	—	—	—	—
Total assets	$27,604,530	$28,101,428	$22,370,632	$3,468,631	$1,765,267	$—	$—
Liabilities
Liability for deposit-type contracts	$(169,983)	$(169,983)	$—	$—	$(169,983)	$—	$—
Derivative related liabilities	(137,350)	(82,797)	—	(105,841)	(31,509)	—	—
Separate Account liabilities	(22,171,530)	(22,171,530)	(22,171,530)	—	—	—	—
Total liabilities	$(22,478,863)	$(22,424,310)	$(22,171,530)	$(105,841)	$(201,492)	$—	$—

[1] Excludes approximately $7 million, at December 31, 2022, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair value of contract loans was determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair value approximates the carrying value of the contract loans.

At December 31, 2023 and 2022 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2023
			Ordinary	Capital	Total
	(a)	Gross DTA	$162,998,357	$2,721,299	$165,719,656
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	162,998,357	2,721,299	165,719,656
	(d)	Deferred tax assets nonadmitted	38,638,543	—	38,638,543
	(e)	Subtotal net admitted deferred tax assets	124,359,814	2,721,299	127,081,113
	(f)	Deferred tax liabilities	35,857,023	35,434,090	71,291,113
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$88,502,791	$(32,712,791)	$55,790,000

2				2023
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	53,178,189	2,611,811	55,790,000
		(1) DTAs expected to be realized after the balance sheet date	53,178,189	2,611,811	55,790,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	124,672,434
	(c)	DTAs offset against DTLs	71,181,625	109,488	71,291,113
	(d)	DTAs admitted as a result of application of SSAP No. 101	$124,359,814	$2,721,299	$127,081,113

3	(a)	Ratio % used to determine recovery period and threshold limitation	966%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	831,149,559

4			2023
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$162,998,357	$2,721,299
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	—%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$124,359,814	$2,721,299
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

1				2022
			Ordinary	Capital	Total
	(a)	Gross DTA	$148,502,633	$2,806,771	$151,309,404
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	148,502,633	2,806,771	151,309,404
	(d)	Deferred tax assets nonadmitted	—	—	—
	(e)	Subtotal net admitted deferred tax assets	148,502,633	2,806,771	151,309,404
	(f)	Deferred tax liabilities	51,934,982	48,650,340	100,585,322
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$96,567,651	$(45,843,569)	$50,724,082

2				2022
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	48,587,737	2,641,263	51,229,000
		(1) DTAs expected to be realized after the balance sheet date	48,587,737	2,641,263	51,229,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	107,757,330
	(c)	DTAs offset against DTLs	99,914,896	165,508	100,080,404
	(d)	DTAs admitted as a result of application of SSAP No. 101	$148,502,633	$2,806,771	$151,309,404

3	(a)	Ratio % used to determine recovery period and threshold limitation	1043%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	897,905,089

4			2022
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$148,502,633	$2,806,771
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	1%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$148,502,633	$2,806,771
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	2%	—%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2023
			Ordinary	Capital	Total
	(a)	Gross DTA	$14,495,724	$(85,472)	$14,410,252
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	14,495,724	(85,472)	14,410,252
	(d)	Deferred tax assets nonadmitted	38,638,543	—	38,638,543
	(e)	Subtotal net admitted deferred tax assets	(24,142,819)	(85,472)	(24,228,291)
	(f)	Deferred tax liabilities	(16,077,959)	(13,216,250)	(29,294,209)
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(8,064,860)	$13,130,778	$5,065,918

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

2			Change During 2023
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	4,590,452	(29,452)	4,561,000
		(1) DTAs expected to be realized after the balance sheet date	4,590,452	(29,452)	4,561,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	(10,013,329)
	(c)	DTAs offset against DTLs	(28,733,271)	(56,020)	(28,789,291)
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(24,142,819)	$(85,472)	$(24,228,291)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(77)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	$(66,755,530)

4			Change During 2023
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$14,495,724	$(85,472)
		(2) % of adjusted gross DTAs by tax character attributable to the impact of
		planning strategies	(1)%	—%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(24,142,819)	$(85,472)
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	—%	—%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

C.    Significant Components of Income Taxes Incurred

1.	The components of current income tax (benefit)/expense are as follows:
			2023	2022	Change
	(a)	Federal	$19,898,443	$(24,113,001)	$44,011,444
	(b)	Foreign	—	—	—
	(c)	Subtotal	19,898,443	(24,113,001)	44,011,444
	(d)	Federal income tax on net capital gains	12,188,360	7,275,024	4,913,336
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$32,086,803	$(16,837,977)	$48,924,780

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2023	2022	Change
	DTA: Ordinary
	Policyholder reserves	$43,481,897	$44,037,752	$(555,855)
	Deferred acquisition costs	100,349,364	88,959,591	11,389,773
	Compensation and benefits	—	31,500	(31,500)
	Investments		—	—
	Net operating loss carryforward		—	—
	Tax credit carryforward	13,130,850	9,330,850	3,800,000
	Other	6,036,246	6,142,940	(106,694)
	Subtotal: DTA Ordinary	162,998,357	148,502,633	14,495,724
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	162,998,357	148,502,633	14,495,724
	Nonadmitted ordinary DTA	38,638,543	—	38,638,543
	Admitted ordinary DTA	124,359,814	148,502,633	(24,142,819)
	DTA: Capital
	Investments	2,721,299	2,806,771	(85,472)
	Subtotal: DTA Capital	2,721,299	2,806,771	(85,472)
	Capital statutory valuation allowance	—	—	—
	Total adjusted gross capital DTA	2,721,299	2,806,771	(85,472)
	Nonadmitted capital DTA	—	—	—
	Admitted capital DTA	2,721,299	2,806,771	(85,472)
	Total Admitted DTA	$127,081,113	$151,309,404	$(24,228,291)

DTL: Ordinary
Investments	$33,473,247	$48,359,318	$(14,886,071)
Deferred and uncollected premium	—	—	—
Policyholder reserves	2,383,776	3,575,664	(1,191,888)
Other	—	—	—
Gross DTL ordinary	35,857,023	51,934,982	(16,077,959)
DTL: Capital
Investments	35,434,090	48,650,340	(13,216,250)
Other	—	—	—
Gross DTL capital	35,434,090	48,650,340	(13,216,250)
Total DTL	71,291,113	100,585,322	(29,294,209)
Net adjusted DTA/(DTL)	$55,790,000	$50,724,082	$5,065,918
Adjust for the change in deferred tax on unrealized gains/losses			(10,983,625)
Adjust for the change in nonadmitted deferred tax			38,638,543
Adjusted change in net deferred Income Tax			$32,720,836

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2023	income	2022	income	2021	income
	Tax effect	$48,298,991	Tax effect	$(19,256,266)	Tax effect	$120,579,910
Statutory tax	$10,142,788	21.00%	$(4,043,816)	21.00%	$25,321,781	21.00%
Tax preferred investments	(17,031,728)	(35.26)%	(18,282,825)	94.94%	(14,088,142)	(11.68)%
Interest maintenance reserve	(856,738)	(1.77)%	2,375,769	(12.34)%	(14,320,937)	(11.88)%
Amortization of inception gain	(3,454,265)	(7.15)%	(4,974,717)	25.83%	(4,974,717)	(4.13)%
VA Hedge gains reported in surplus	14,478,051	29.98%	34,656,802	(179.98)%	4,415,554	3.66%
Change in basis of computing reserves	—	—%	5,136,894	(26.68)%	—	—%
Prior period adjustments	(593,187)	(1.23)%	(890,709)	4.63%	610,865	0.51%
Change in deferred tax on non-admitted assets	(54,419)	(0.11)%	454,237	(2.36)%	(258,548)	(0.21)%
Foreign related investments	(3,002,000)	(6.22)%	(1,824,900)	9.48%	(2,765,000)	(2.29)%
All other	(262,535)	(0.56)%	32,089	(0.16)%	51,898	0.02%
Total statutory income tax	(634,033)	(1.32)%	12,638,824	(65.64)%	(6,007,246)	(5.00)%
Federal and foreign income taxes incurred	32,086,803	66.43%	(16,837,977)	87.44%	(14,031,146)	(11.64)%
Change in net deferred income taxes	(32,720,836)	(67.75)%	29,476,801	(153.09)%	8,023,900	6.64%
Total statutory income tax	$(634,033)	(1.32)%	$12,638,824	(65.64)%	$(6,007,246)	(5.00)%

E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2023, the Company had $0 of net operating loss carryforwards, and $13,130,850 of foreign tax credit carryovers which expire between 2028 and 2033.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2023	—
2022	—
2021	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2023.

F.    Consolidated Federal Income Tax Return

1. The Company's federal income tax return is included within TR Re, Ltd.'s ("TR Re"), consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

TR Re, Ltd.
Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $85,525,728 and $5,122,615 respectively, as of December 31, 2023 and $61,453,139 and $28,770,054 respectively, as of December 31, 2022.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2023	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,910,472,242	$430,711,040	$(14,902,548,096)	$4,438,635,186
Liability for deposit-type contracts	733,418,140	430,092	(577,312,682)	156,535,550
Policy and contract claim liabilities	209,526,698	14,022,376	(199,675,762)	23,873,312
Premium and annuity considerations	774,475,502	51,512,860	(751,972,988)	74,015,374
Death, annuity, disability and other benefits	1,600,431,230	80,743,759	(1,469,947,683)	211,227,306
Surrenders and other fund withdrawals	2,452,684,835	158,857,240	(1,404,968,467)	1,206,573,608

2022	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$19,616,158,015	$456,864,211	$(15,407,884,903)	$4,665,137,323
Liability for deposit-type contracts	812,556,516	334,089	(642,907,752)	169,982,853
Policy and contract claim liabilities	188,184,446	9,608,492	(179,696,152)	18,096,786
Premium and annuity considerations	819,381,471	62,675,930	(828,399,766)	53,657,635
Death, annuity, disability and other benefits	1,550,348,958	97,923,497	(1,421,232,189)	227,040,266
Surrenders and other fund withdrawals	2,340,373,565	131,470,492	(1,354,829,420)	1,117,014,637

2021	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,830,507,419	$859,279,164	$(14,859,366,482)	$4,830,420,101
Liability for deposit-type contracts	899,531,652	246,818	(716,010,403)	183,768,067
Policy and contract claim liabilities	231,270,273	21,147,387	(228,987,444)	23,430,216
Premium and annuity considerations	901,362,020	82,943,229	(14,308,900,870)	(13,324,595,621)
Death, annuity, disability and other benefits	1,654,726,072	127,708,572	(1,453,150,077)	329,284,567
Surrenders and other fund withdrawals	2,981,648,379	178,837,868	(401,880,296)	2,758,605,951

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

A. External reinsurance

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on the Company's financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2023, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively monitored, are as follows: reserve credits totaling $13.8 billion for Prudential Financial Inc. ("Prudential") offset by $10.3 billion of market value of assets held in trust, for a net exposure of $3.5 billion. In addition, reserve credits totaling $1.6 billion for Commonwealth Annuity and Life Insurance Company are offset by $1.5 billion of market value of assets held in trust, for a net exposure of $0.1 billion. As of December 31, 2022, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $14.3 billion for Prudential offset by $10.0 billion of market value of assets held in trust, for a net exposure of $4.3 billion. In addition, reserve credits totaling $1.7 billion for Commonwealth Annuity and Life Insurance Company were offset by $1.7 billion of market value of assets held in trust, for no net exposure.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which such obligation is not presently accrued is $18,386,767 in 2023, a decrease of $15,876,410 from the 2022 balance of $34,263,177. The total amount of reinsurance credits taken for this agreement was $23,274,388 in 2023, a decrease of $20,096,723 from the 2022 balance of $43,371,111.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. The net gain totaling $600 million, before tax, was deferred as a component of Other than special surplus funds on the Company's Statements of Admitted Assets, Liability and Capital and Surplus, and will be amortized over 20 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $13.2 million, $19.0 million, and $19.0 million in 2023, 2022 and 2021, respectively.

In 2018, the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $3.3 million, $4.7 million, and $4.7 million in 2023, 2022, and 2021, respectively.
B. Reinsurance Ceded to Affiliates

The Company entered into an affiliated reinsurance agreement with its indirect parent, TR Re, Ltd., an unauthorized reinsurer, which was effective October 1, 2021, and implemented December 30, 2021. Pursuant to such reinsurance agreement, the Company generally ceded 50% of the Company’s variable annuity and payout annuity blocks with certain variable annuity guarantees ceded at 100% and certain structured settlement contracts ceded at a lesser quota share percentage. All such business is ceded on a modified coinsurance basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included ceded premiums totaling $13.5 billion, substantially offset by reserve adjustments on reinsurance totaling $13.4 billion and the transfer of IMR totaling approximately $104.4 million. The transfer of IMR was offset by funds held under reinsurance treaties with unauthorized reinsurers totaling $104.4 million which are included in Other liabilities. The Company paid additional amounts totaling $35.6 million (before tax) and as a result, incurred a net loss for the same amount.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. As a result of a new Amended and Restated Services and Cost Allocation Agreement effective July 1, 2021, certain indirect expense are allocated on a cost plus basis.

The Company reported $15,010,012 and $0 as payable to parents, subsidiaries and affiliates as of December 31, 2023 and 2022, respectively. Amounts are settled in accordance with terms of the agreements.

Effective September 21, 2022, TLA entered into an intercompany liquidity agreement between several Talcott entities: including TR Re, TLR and TLAR. TLA may lend a total of $200M in aggregate to the affiliates. TLA may also borrow a total of $600M consisting of $200M from each of the aforementioned entities. Under the agreement, TLR, TLAR and TR Re cannot extend loans between one another. On January 27, 2023, TLA loaned $60M to TR Re per the intercompany liquidity agreement. The interest rate of this loan was 4.5% and the maturity date was January 26, 2024. The loan was repaid on December 21, 2023. On October 16, 2023, TLA loaned $140M to TR Re per the intercompany liquidity agreement. The interest rate of this loan is 5.22% and the maturity date is October 15, 2024.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2023 and 2022.

On July 6, 2023, TLA paid a dividend of $94,800,000 to TL, the Company's parent.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits

In September, 2021, the Company adopted a new Long-term Cash Incentive Plan (“the Plan”) to attract and retain executive and management level employees of the Company and its affiliates in support of the continued growth and long-term performance of the Company. U.S. employees in certain employment bands (generally executive and management level) are eligible to participate in the Plan. Targets vary by employment level. Awards are issued annually at the discretion of management, and vest in full on the third anniversary of the date of the grant, subject to the participant’s continued employment with the Company. The expenses accrued for the Company during 2023 and 2022 were immaterial.

As of June 1, 2018, Talcott Resolution Life Insurance Company adopted an investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2023 and 2022, were immaterial.
The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

9. Debt

A. FHLB (Federal Home Loan Bank) Agreements

1.The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2023 and 2022, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2023 and 2022, the Company's pledge limits were $222 million and $237 million, respectively. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

2. FHLB Capital Stock

a. Aggregate Totals

1.As of December 31, 2023

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	222,000,000	222,000,000	—

2. As of December 31, 2022

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	—	—	—
b.	Membership Stock - Class B	3,443,100	3,443,100	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	3,443,100	3,443,100	—
f.	Actual or estimated borrowing capacity as determined by the insurer	237,000,000	237,000,000	—

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

b. Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2023

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—		$—	$—	$—	$—
2	Class B	3,443,100	3,425,139	17,961	—	—	—

3. Collateral Pledged to FHLB

a. Amount Pledged as of December 31, 2023

		1 Fair Value	2 Carrying Value	Aggregate Total Borrowing
1	Current Year Total General and Separate Accounts (Total Collateral Pledged (Lines 2 + 3)	$107,759,543	$115,270,467	$—
2	Current Year General Account: Total Collateral Pledged	107,759,543	115,270,467	—
3	Current Year Separate Account: Total Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts: Total Collateral Pledged	186,029,443	198,182,721	—

    b. Maximum Amount Pledged During Reporting Period

		1 Fair Value	2 Carrying Value	3 Amount Borrowed at Time of Maximum Collateral
1	Current Year Total General and Separate Accounts (Maximum Collateral Pledged (Lines 2 + 3)	189,629,200	197,338,243	$—
2	Current Year General Account Maximum Collateral Pledged	189,629,200	197,338,243	—
3	Current Year Separate Account Maximum Collateral Pledged	—	—	—
4	Prior Year-end Total General and Separate Accounts Maximum Collateral Pledged	186,029,443	198,182,721	—

4. a. & b. Borrowing from FHLB - Amount as of the Reporting Date

The Company had no borrowings from the FHLB as of December 31, 2023 and 2022.

c. FHLB - Prepayment Obligations

The Company does not have any prepayment obligations as of December 31, 2023 and 2022.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. No dividends were paid in 2022, and 2021. For additional information on dividends paid in 2023, see Note 7. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $428,005,810 in 2024.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2023	2022
Unrealized capital losses, gross of tax	$48,131,871	$31,155,039
Asset valuation reserve	(138,843,958)	(150,405,868)
Nonadmitted asset values	(55,038,614)	(16,142,494)
Separate Account expense allowance	24,470,651	25,657,707

11. Separate Accounts

The Company maintained Separate Account assets totaling $23,305,545,372 and $22,177,651,722 as of December 31, 2023 and 2022, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2023 and 2022, the Company’s Separate Account statement included legally insulated assets of $23,305,545,372 and $22,177,651,722, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $458,449,252, $487,028,149 and $551,133,174 for the years ended December 31, 2023, 2022 and 2021, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

An analysis of the Separate Accounts as of December 31, 2023 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2023	$—	$—	$—	$254,614,684	$254,614,684
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$23,254,087,606	$23,254,087,606
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$23,254,087,606	$23,254,087,606
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	23,038,638,737	23,038,638,737
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	23,038,638,737	23,038,638,737
Not subject to discretionary withdrawal	—	—	—	215,448,869	215,448,869
Total	$—	$—	$—	$23,254,087,606	$23,254,087,606

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2023	December 31, 2022	December 31, 2021
Transfer to Separate Accounts	254,614,683	$267,966,954	$324,159,709
Transfer from Separate Accounts	2,394,979,793	2,380,057,675	3,133,066,954
Net Transfer from Separate Accounts	(2,140,365,110)	(2,112,090,721)	(2,808,907,245)
Internal exchanges and other Separate Account activity	(4,196,019)	(14,860,797)	(5,072,046)
Transfer from Separate Accounts on the Statements of Operations	$(2,144,561,129)	$(2,126,951,518)	$(2,813,979,291)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

12. Commitments and Contingent Liabilities

A. Litigation

On August 15, 2023, Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company (collectively “Talcott Resolution”) were named as defendants in two putative class action lawsuits in the United States District Courts for the District of Connecticut and the District of Massachusetts. These cases are captioned as follows: Casey v. Talcott Resolution Life Insurance Company and Talcott Resolution Life and Annuity Insurance Company, et al. (MA) and Guitang v. Talcott Resolution Life Insurance Company (CT). The lawsuits relate to data security events involving the MOVEit file transfer system (“MOVEit Cybersecurity Incident”). The MOVEit file transfer system is software used by a broad range of companies to move sensitive electronic data. PBI Research Services (“PBI”), a third-party service provider for Talcott Resolution, uses the MOVEit file transfer system in the performance of its services. PBI has used the software on behalf of Talcott Resolution to, among other things, search various databases to identify the deaths of insured persons and annuitants under life insurance policies and annuity contracts, respectively, as required by applicable law. Plaintiffs seek to represent various classes and subclasses of Talcott Resolution insurance policy and annuity contract holders whose data allegedly was accessed or potentially accessed in connection with the MOVEit Cybersecurity Incident. Plaintiffs allege that Talcott Resolution breached a purported duty to safeguard their sensitive data from unauthorized access. The complaints assert claims for, among other things, negligence, negligence per se, breach of contract, unjust enrichment, and violations of various consumer protection statutes, and the Plaintiffs seek declaratory and injunctive relief, compensatory and punitive damages, restitution, attorneys’ fees and costs, and other relief. On October 4, 2023, the Judicial Panel on Multidistrict Litigation issued an order consolidating all actions relating to the MOVEit Cybersecurity Incident before a single federal judge in the United States District Court for the District of Massachusetts. We intend to vigorously defend these actions.

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.

B. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2023, 2022, and 2021. The Company had immaterial guaranty fund receivables as of December 31, 2023 and 2022, respectively.

C. Contingent Commitments

As of December 31, 2023 and 2022, the Company has outstanding commitments totaling $263,685,006 and $320,634,407, respectively, of which $182,114,249 and $179,360,416, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2023 and 2022, $81,570,757 and $141,273,991, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $0 and $0 are related to various funding obligations associated with private placement securities, as of December 31, 2023 and 2022, respectively.

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2023, 2022 AND 2021

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2023 and December 31, 2022, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the      contracts covered in the guarantee agreement.

D. Leases

Transactions include rental facilities and equipment. Rent paid by the Company for its share of space occupied and equipment used by the Company was $723,965, $767,400 and $836,059 in 2023, 2022, and 2021, respectively. Future minimum rental commitments are immaterial.

The office of the Company, together with its parent and other life insurance affiliates, is located in Hartford, Connecticut. The Company relocated its office from Windsor, Connecticut to Hartford, Connecticut in September 2023.
E. Tax Matters

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2019, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Company believes it is more likely than not that all deferred tax assets will be fully realized. Consequently, no valuation allowance has been provided. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryovers, taxable income in open carry back years and other tax planning strategies. From time to time, tax planning strategies could include holding a portion of debt securities with market value losses until recovery, making investments which have specific tax characteristics, and business considerations such as asset-liability matching.

13. Subsequent Events

The Company has evaluated events subsequent to December 31, 2023, through April 23, 2024, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.